UNITED STATES
	SECURITIES AND EXCHANGE COMMISSION
	    WASHINGTON, D.C. 20549
		  --------

		 FORM N-CSR
		  --------

CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT
INVESTMENT COMPANIES

INVESTMENT COMPANY ACT FILE NUMBERS 811-3690; 811-5690; 811-2923;
811-4927; 811-4623; 811-3843

FIRST INVESTORS TAX-EXEMPT MONEY MARKET FUND, INC.
FIRST INVESTORS SERIES FUND
FIRST INVESTORS INSURED TAX EXEMPT FUND, INC.
EXECUTIVE INVESTORS TRUST
FIRST INVESTORS MULTI-STATE INSURED TAX FREE FUND
FIRST INVESTORS NEW YORK INSURED TAX FREE FUND, INC.
(Exact name of registrant as specified in charter)

95 Wall Street
New York, NY 10005
(Address of principal executive offices)   (Zip code)

Joseph I. Benedek
First Investors Management Company, Inc.
Raritan Plaza I
Edison, NJ 08837-3620
1-732-855-2712
(Name and address of agent for service)

REGISTRANT'S TELEPHONE NUMBER, INCLUDING AREA CODE:
1-212-858-8000

DATE OF FISCAL YEAR END:  DECEMBER 31, 2005

DATE OF REPORTING PERIOD:  JUNE 30, 2005

Item 1.  Reports to Stockholders

		The Semi-Annual Report to Stockholders follows

[Logo: "FIRST INVESTORS"]

The words "TAX EXEMPT FUNDS" in a rectangular blue box across the top of the page.

TAX-EXEMPT MONEY MARKET

INSURED INTERMEDIATE TAX EXEMPT

INSURED TAX EXEMPT

INSURED TAX EXEMPT II

SINGLE STATE INSURED TAX FREE

     ARIZONA         MARYLAND          NEW YORK
     CALIFORNIA      MASSACHUSETTS     NORTH CAROLINA
     COLORADO        MICHIGAN          OHIO
     CONNECTICUT     MINNESOTA         OREGON
     FLORIDA         MISSOURI          PENNSYLVANIA
     GEORGIA         NEW JERSEY        VIRGINIA

SEMI-ANNUAL REPORT
JUNE 30, 2005

Bond Market Overview
FIRST INVESTORS TAX EXEMPT FUNDS

Dear Investor:

We are pleased to present this Bond Market Overview for the First
Investors Tax Exempt Funds for the six-month period ended June 30, 2005.

Economic growth moderated very slightly during the reporting period in response to higher oil prices and an inventory correction in the manufacturing sector. First quarter gross domestic product rose 3.8% and the second quarter's growth rate is estimated to be similar. The unemployment rate declined from 5.4% to 5%. Reflecting high levels of productivity and global competition, inflation declined, as measured by the consumer price index, from a 3.3% annual rate at the end of 2004 to 2.5%. Excluding the volatile food and energy sectors, the consumer price index was even lower at 2%.

The Federal Reserve ("the Fed") continued to tighten monetary policy at a measured pace, raising the benchmark federal funds rate four times from 2-1/4% to 3-1/4%. While inflation currently is low, the Fed felt rate increases were needed to preempt potential future inflation.

In response to the Fed's tightening of monetary policy, short-term interest rates rose notably. As measured by the two-year U.S. Treasury note, yields increased from 3.07% to 3.64%. Surprisingly, long-term interest rates fell during the reporting period. Ten-year Treasury note yields declined from 4.22% to 3.92%. Several factors contributed to lower long-term interest rates: strong global demand for U.S. bonds, low and stable inflation, confidence in the Fed's inflation-fighting ability, and the perception of potentially slower U.S. and foreign economic growth.

The municipal bond market had solid returns for the reporting period due to the decline in long-term interest rates. Long-term bonds outperformed short- and intermediate-term bonds as the yield curve flattened. The rally in the bond market allowed a number of municipalities to refinance outstanding debt. As a result, first half 2005 new issue supply was a record $206 billion. The municipal bond market had little trouble absorbing the new issue supply as a number of non-traditional investors (such as hedge funds) entered the market to take advantage of the historically cheap relationship of municipal bonds to other fixed income investments.

FIRST INVESTORS TAX EXEMPT FUNDS

Thank you for placing your trust in First Investors. As always, we appreciate the opportunity to serve your investment needs.

Sincerely,

\S\ Clark D. Wagner

Clark D. Wagner
Director of Fixed Income
First Investors Management Company, Inc.

July 29, 2005

This Market Overview is not part of the Funds' financial report and is submitted for the general information of the shareholders of the Funds. It is not authorized for distribution to prospective investors in the Funds unless preceded or accompanied by an effective prospectus. The Market Overview reflects conditions through the end of the period as stated on the cover. Market conditions are subject to change. This Market Overview may not be relied on as investment advice or an indication of current or future trading intent on behalf of any Fund.

There are a variety of risks associated with investing in mutual funds. For stock funds, the risks include market risk (the risk that the entire stock market will decline because of an event such as a deterioration in the economy or a rise in interest rates), as well as special risks associated with investing in certain types of stock funds, such as small-cap, global and international funds. For bond funds, the risks include interest rate risk and credit risk. Interest rate risk is the risk that bonds will decrease in value as interest rates rise. As a general matter, longer-term bonds fluctuate more than shorter-term bonds in reaction to changes in interest rates. Credit risk is the risk that bonds will decline in value as the result of a decline in the credit rating of the bonds or the economy as a whole, or that the issuer will be unable to pay interest and/or principal when due. You should consult your prospectus for a precise explanation of the risks associated with your fund.

Understanding Your Fund's Expenses
FIRST INVESTORS TAX EXEMPT FUNDS

As a mutual fund shareholder, you incur two types of costs: (1) transaction costs, including a sales charge (load) on purchase payments (on Class A shares only), a contingent deferred sales charge on redemptions (on Class B shares only); and (2) ongoing costs, including advisory fees; distribution and service fees (12b-1); and other expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the Funds and to compare these costs with the ongoing costs of investing in other mutual funds.

The examples are based on an investment of $1,000 in each Fund at the beginning of the period, January 1, 2005, and held for the entire six-month period ended June 30, 2005. The calculations assume that no shares were bought or sold during the period. Your actual costs may have been higher or lower, depending on the amount of your investment and the timing of any purchases or redemptions.

Actual Expenses Example:

These amounts help you to estimate the actual expenses that you paid over the period. The "Ending Account Value" shown is derived from the Fund's actual return, and the "Expenses Paid During Period" shows the dollar amount that would have been paid by an investor who started with $1,000 in the fund. You may use the information here, together with the amount you invested, to estimate the expenses that you paid over the period.

To estimate the expenses you paid on your account during this period, simply divide your ending account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.60), then multiply the result by the number given for your Fund under the heading "Expenses Paid During Period".

Hypothetical Expenses Example:

These amounts provide information about hypothetical account values and hypothetical expenses based on the Fund's actual expense ratio for Class A and Class B shares, and an assumed rate of return of 5% per year before expenses, which is not the Fund's actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight and help you compare your ongoing costs only and do not reflect any transaction costs, such as front-end or contingent deferred sales charges (loads). Therefore, the hypothetical expenses example is useful in comparing ongoing costs only and will not help you determine the relative total costs of owning different funds. In addition, if these transaction costs were included, your costs would have been higher.

Board Considerations of Advisory Contracts and Fees
FIRST INVESTORS TAX EXEMPT FUNDS

At a meeting held on May 19, 2005 ("May Meeting"), the Boards of Directors or Trustees ("Board"), as the case may be, including a majority of the non-interested or independent Trustees/Directors (hereinafter, "Directors"), approved the renewal of the investment advisory agreements (each an "Advisory Agreement") between First Investors Management Company, Inc. ("FIMCO") and each of the following funds (each, a "Fund" and collectively, the "Funds"): Tax-Exempt Money Market Fund, Insured Intermediate Tax Exempt Fund, Insured Tax Exempt Fund, Insured Tax Exempt Fund II, the following series of Multi-State Insured Tax Free Fund:
Arizona Tax Free Fund, California Tax Free Fund, Colorado Tax Free Fund, Connecticut Tax Free Fund, Florida Tax Free Fund, Georgia Tax Free Fund, Maryland Tax Free Fund, Massachusetts Tax Free Fund, Michigan Tax Free Fund, Minnesota Tax Free Fund, Missouri Tax Free Fund, New Jersey Tax Free Fund, North Carolina Tax Free Fund, Ohio Tax Free Fund, Oregon Tax Free Fund, Pennsylvania Tax Free Fund and Virginia Tax Free Fund, and New York Insured Tax Free Fund. In reaching its decisions, the Board reviewed and considered information furnished and discussed throughout the year at regularly scheduled Board meetings as well as information provided specifically in relation to the renewal of the Advisory Agreements for the May Meeting.

Information furnished at Board meetings throughout the year included FIMCO's analysis of each Fund's investment performance, presentations given by FIMCO's Director of Fixed Income and various reports on compliance and other services provided by FIMCO and its affiliates. In response to specific requests from the independent Directors in connection with the May Meeting, FIMCO furnished, and the Board reviewed, information concerning a variety of aspects of its operations, including: (1) the nature, extent and quality of services provided by FIMCO and its affiliates to the Funds, including investment advisory and administrative services; (2) the investment performance of each Fund, including comparisons to a group of mutual funds based on the category assigned to the Fund, and data published, by Lipper, Inc. ("Peer Group"); (3) the management fees paid by each Fund and total expense ratios of each Fund compared to the management fees and total expense ratios of each Fund's Peer Group; (4) the costs of providing services to each Fund and the profits realized by FIMCO and its affiliate, Administrative Data Management Corporation ("ADM"), the Funds' affiliated transfer agent, from the relationship with each Fund; and (5) any "fall out" or ancillary benefits enjoyed by FIMCO or its affiliates as a result of the relationship with each Fund. In addition to evaluating, among other things, the written information provided by FIMCO, the Board also evaluated the answers to questions posed by the Board to representatives of FIMCO at the May Meeting.

In considering the information and materials described above, the independent Directors received assistance from and met separately with independent counsel. Although the Advisory Agreements for all of the Funds were considered at the same Board meeting, the Directors addressed each Fund separately during the May Meeting. In view of the broad scope and variety of factors and information, the Directors did not find it practicable to, and did not, assign relative weights to the specific factors considered in reaching their conclusions and determinations to approve the continuance of each Advisory Agreement. Rather, the approval determinations were made on the basis of each Director's business judgment after consideration of all of the factors taken in their entirety. Although not meant to be all-inclusive, the following discusses some of the factors relevant to the Board's decisions to approve the continuance of the Advisory Agreements.

Nature, Extent and Quality of Services

In examining the nature, extent and quality of the services provided by FIMCO, the Board recognized that FIMCO is dedicated to providing investment management services exclusively to the Funds and the other funds in the First Investors fund complex and that, unlike many other mutual fund managers, FIMCO does not provide management services to hedge funds, pension funds or separately managed accounts. As a result, the Directors considered that FIMCO's personnel devote substantially all of their time to serving the funds in the First Investors fund complex, and emphasized that FIMCO's senior management sets a tone for the organization that is aimed at the protection of Fund shareholders and that this focus permeates the entire organization. The Board noted that FIMCO has undertaken extensive responsibilities as manager of the Funds, including:
(i) the provision of investment advice to the Funds; (ii) implementing policies and procedures designed to ensure compliance with each Fund's investment objectives and policies; (iii) the review of brokerage arrangements; (iv) oversight of general portfolio compliance with applicable laws; (v) the provision of certain administrative services to the Funds, including fund accounting; and (vi) the implementation of Board directives as they relate to the Funds. The Board also acknowledged that FIMCO has devoted substantial time and resources to ensure that the Funds and FIMCO are in compliance with a wide array of new regulatory initiatives that have been aimed at mutual funds and their service providers. With regard to compliance, the Board noted that FIMCO's and the Funds' overall compliance records were good.

The Board also considered the nature, extent and quality of the services provided to the Funds by FIMCO's affiliates, including transfer agency and distribution services. The Board took into account the fact that ADM is dedicated to providing transfer agency services exclusively to the Funds and the other funds in the First Investors fund complex. As a result, ADM can tailor its processes and services to satisfy the needs of

FIRST INVESTORS TAX EXEMPT FUNDS

the Funds' shareholder base. The Board noted that the Funds' shares are distributed primarily through First Investors Corporation ("FIC"), which is an affiliate of FIMCO.

Based on the totality of the information considered, the Directors concluded that the Funds were likely to benefit from the nature, extent and quality of FIMCO's services as well as the services of its affiliates, and that FIMCO and its affiliates have the ability to continue to provide these services based on their respective experience, operations and resources.

Investment Performance

The Board placed significant emphasis on the investment performance of each of the Funds. While consideration was given to performance reports and discussions held at prior Board meetings, particular attention was given to the performance reports prepared by FIMCO specifically for the May Meeting. In particular, the Directors reviewed the performance of the Funds for each of the past five calendar years and gave more weight to each Fund's performance over the most recent calendar year ("1-year period") and average performance over the most recent three calendar year period ("3-year period"). In this regard, the Board considered the performance of each Fund on a percentile and quintile basis as compared to its Peer Group. In reviewing this data, the Board particularly focused on whether a Fund's performance was in the top three quintiles versus the Fund's Peer Group for the 3-year period. On a Fund by Fund basis, the performance reports indicated, and the Board noted, that:

* Insured Tax Exempt Fund II was in the highest quintile of its Peer Group for both the 1-year period and 3-year period.

* California Tax Free Fund, Georgia Tax Free Fund and North Carolina Tax Free Fund were in the second highest quintile of their respective Peer Group for the 3-year period and the third quintile for the 1-year period.

* Connecticut Tax Free Fund and Florida Tax Free Fund were in the second highest quintile of their respective Peer Group for both the 1-year period and 3-year period.

* Missouri Tax Free Fund was in the highest quintile of its Peer Group for the 3-year period and the third quintile for the 1-year period.

* Insured Tax Exempt Fund, Insured Intermediate Tax Exempt Fund, New York Insured Tax Free Fund, Maryland Tax Free Fund, Massachusetts Tax Free Fund, Minnesota Tax Free Fund, New Jersey Tax Free Fund, Ohio Tax Free Fund, Oregon Tax Free Fund, Pennsylvania Tax Free Fund and Virginia Tax Free Fund were in the third quintile of their respective Peer Group for the 3-year period, although the more recent 1-year period performance was not as favorable.

* Arizona Tax Free Fund, Colorado Tax Free Fund and Michigan Tax Free Fund were in the second highest quintile of their respective Peer Group for the 3-year period, although the more recent 1-year period performance was not as favorable.

With regard to Tax-Exempt Money Market Fund, the performance report showed that the Fund was in the fourth quintile of its Peer Group for both the 1-year period and 3-year period. Although the Tax-Exempt Money Market Fund had underperformed compared to its Peer Group, FIMCO personnel explained, and the Board considered, the impact of the Fund's relatively small asset size on its performance due to the fact that it is a money market fund and the fact that the Fund's performance during the 1-year period was only three basis points away from the Fund being in the third quintile of its Peer Group. FIMCO personnel further explained, and the Board gave substantial consideration to, the importance of making available this type of investment vehicle to shareholders within the First Investors fund complex, notwithstanding the small asset size of the Fund and the fact that FIMCO has lost money on it the last two years. The Board expressed its intention to continue to closely monitor the Fund's performance in concert with FIMCO.

Fund Expenses, Costs of Services, Economies of Scale and Related Benefits

Management Fees and Expenses. The Board gave substantial consideration to the fees payable under each Fund's Advisory Agreement. The Board reviewed reports prepared by FIMCO comparing each Fund's effective management fee rates, operating expense ratios and total expense ratios to its Peer Group. The Board noted the effect of the management fee waivers in place for each Fund during the periods presented, and discussed with FIMCO whether the fee structure should be revised to reflect the fee waivers. With regard to the effective management fee rates for the 2004 fiscal year, on a Fund-by-Fund basis, the Board noted that:

* The level of effective management fee rates for Insured Tax Exempt Fund II, Insured Intermediate Tax Exempt Fund, Arizona Tax Free Fund, California Tax Free Fund, Colorado Tax Free Fund, Connecticut Tax Free Fund, Florida Tax Free Fund, Georgia Tax Free Fund, Maryland Tax Free Fund, Massachusetts Tax Free Fund, Michigan Tax Free Fund, Minnesota Tax Free Fund, Missouri Tax Free Fund, New Jersey Tax Free Fund, North Carolina Tax Free Fund, Ohio Tax Free Fund, Oregon Tax Free Fund, Pennsylvania Tax Free Fund and Virginia Tax Free Fund, taking into account the fee waivers, were either lower than or generally comparable (within 10%) to their respective Peer Group median.

* The level of effective management fee rate for New York Insured Tax Free Fund and Insured Tax Exempt Fund, taking into account the fee waivers, were higher (by more than 10%) than their respective Peer Group median.

FIRST INVESTORS TAX EXEMPT FUNDS

* Tax-Exempt Money Market Fund's contractual management fee rate is higher than the median of its Peer Group; however, FIMCO waived its entire management fee so that the Fund's effective fee rate for the 2004 fiscal year was substantially below the median of the Peer Group.

With regard to overall expense ratios, the Board noted that each Fund's (with the exception of Insured Intermediate Tax Exempt Fund and Tax-Exempt Money Market Fund) total expense ratio (Class A Shares) for the most recent calendar year, taking into account FIMCO's expense limitations, was lower than the median of its Peer Group. The Board noted that Insured Intermediate Tax Exempt Fund's and Tax-Exempt Money Market Fund's total expense ratios for the most recent calendar year, taking into account FIMCO's expense limitations, were higher than the median of their respective Peer Group.

Profitability. The Board reviewed the materials it received from FIMCO regarding its revenues and costs in providing investment management and certain administrative services to the Funds. In particular, the Board considered the detailed analysis of FIMCO's profitability with respect to each Fund, calculated for the year ended December 31, 2004, as well as profitability information relating to the past five calendar years. The Board also considered FIMCO's expectation that its fixed costs will increase in the future due to, among other things, new regulatory requirements. In reviewing the profitability information, the Directors also considered the "fall-out" or ancillary benefits that may accrue to FIMCO and its affiliates as a result of their relationship with the Funds, which are discussed below. The Directors recognized that, as a business matter, FIMCO was entitled to earn reasonable profits for its services to the Funds. Based on the information provided, the Board noted that FIMCO operates the Colorado Tax Free Fund, Georgia Tax Free Fund, Minnesota Tax Free Fund, Missouri Tax Free Fund and Tax-Exempt Money Market Fund at a loss.

Economies of Scale. With respect to whether economies of scale are realized by FIMCO as a Fund's assets increase and the extent to which any economies of scale are reflected in the level of management fees charged, the Board considered that the Advisory Agreement for each Fund, except Insured Intermediate Tax Exempt Fund and Tax-Exempt Money Market Fund, currently includes "breakpoints" (i.e., reductions in the management fee rate as assets increase) to account for management economies of scale. The Board recognized that, although these Funds have not reached a size at which they can take advantage of the breakpoints contained in their fee schedule, each schedule is structured so that when the assets of these Funds grow, economies of scale may be shared for the benefit of shareholders. With respect to Insured Intermediate Tax Exempt Fund and Tax-Exempt Money Market Fund, the Board concluded that the fee structure is appropriate at current asset levels. With respect to Tax-Exempt Money Market Fund, the Board also noted that FIMCO is operating the Fund at a loss at current asset levels.

"Fall Out" or Ancillary Benefits. The Board considered the "fall-out" or ancillary benefits that may accrue to FIMCO as a result of its relationship with the Funds. In that regard, the Board noted that FIMCO may direct Fund transactions to certain brokers to obtain research and other services, which may be used in servicing all funds in the First Investors fund complex. However, the Board noted that FIMCO must select brokers based on each Fund's requirements for seeking best execution. The Board also considered information relating to ADM's fees and profitability and the income received by FIC as a result of FIMCO's management of the Funds. After review of this information, the Board concluded that the benefits accruing to FIMCO and its affiliates by virtue of their relationship to the Funds are fair and reasonable.

After evaluation of the comparative performance, fee and expense information and the profitability, ancillary benefits and other considerations as described above, and in light of the nature, extent and quality of services, including any non-management services, to be provided by FIMCO, the Board concluded that the level of fees paid to FIMCO with respect to each Fund is reasonable.

                            *   *   *

In summary, based on the various considerations discussed above, the Board determined that approval of each Fund's Advisory Agreement was in the best interests of that Fund. As a result, the Board, including a majority of the independent Directors, approved each Advisory Agreement.

Fund Expenses
FIRST INVESTORS TAX-EXEMPT MONEY MARKET FUND, INC.

The examples below show the ongoing costs (in dollars) of investing in your Fund and will help you in comparing these costs with costs of other mutual funds. Please refer to page 3 for a detailed explanation of the information presented in these examples.

----------------------------------------------------------------------------------------------
                                                  Beginning        Ending
                                                   Account         Account     Expenses Paid
                                                    Value           Value      During Period
                                                   (1/1/05)       (6/30/05)  (1/1/05-6/30/05)*
----------------------------------------------------------------------------------------------
Expense Example - Class A Shares
Actual                                           $1,000.00       $1,007.02        $3.48
Hypothetical
 (5% annual return before expenses)              $1,000.00       $1,021.32        $3.51
----------------------------------------------------------------------------------------------
Expense Example - Class B Shares
Actual                                           $1,000.00       $1,003.37        $7.20
Hypothetical
 (5% annual return before expenses)              $1,000.00       $1,017.60        $7.25
----------------------------------------------------------------------------------------------

* Expenses are equal to the annualized expense ratio of .70% for Class A shares and 1.45% for Class B shares, multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period). Expenses paid during the period are net of expenses waived.


Portfolio Composition
TOP TEN STATES

[BAR CHART DATA]

Florida                                13.6%
Georgia                                10.7%
Ohio                                    7.6%
Kentucky                                7.2%
New York                                6.1%
Texas                                   5.5%
Pennsylvania                            5.3%
Colorado                                5.0%
New Jersey                              5.0%
Washington                              4.4%

Portfolio holdings and allocations are subject to change. Percentages are as of June 30, 2005, and are based on the total value of investments.

Portfolio of Investments
FIRST INVESTORS TAX-EXEMPT MONEY MARKET FUND, INC.
June 30, 2005

----------------------------------------------------------------------------------------------------------------------
                                                                                                                Amount
                                                                                                              Invested
                                                                                                              For Each
 Principal                                                                        Interest                  $10,000 of
    Amount    Security                                                                Rate+          Value  Net Assets
----------------------------------------------------------------------------------------------------------------------
              MUNICIPAL INVESTMENTS--101.1%
              Alabama--3.6%
      $500M   Mobile Industrial Dev. Board
                Facs. Rev. Bonds, VR,
                (CO; Kimberly-Clark Corp.)                                            2.30%       $500,000        $362
----------------------------------------------------------------------------------------------------------------------
              Alaska--3.6%
       500M   Valdez Marine Term. Rev. Bonds
                Exxon Pipeline Co. Proj., VR
                (CO; ExxonMobil Corp.)                                                2.27         500,000         362
----------------------------------------------------------------------------------------------------------------------
              Arizona--2.2%
       300M   Casa Grande Industrial Dev. Auth.
                Multi-Family Hsg. Rev. Bonds,
                VR, (Fannie Mae Liquidity Fac.)                                       2.30         300,000         217
----------------------------------------------------------------------------------------------------------------------
              Arkansas--2.1%
       290M   University of Arkansas Rev. Bonds
                (Fayetteville), 11/1/2005 (FGIC Ins.)                                 2.25         290,713         210
----------------------------------------------------------------------------------------------------------------------
              Colorado--5.1%
       700M   Colorado Hsg. & Fin. Auth. Rev.
                Bonds, VR, (Fannie Mae
                Collateral Agreement)                                                 2.30         700,000         507
----------------------------------------------------------------------------------------------------------------------
              District of Columbia--2.3%
       315M   District of Columbia Rev. Bonds
                Catholic Univ. of America,
                10/1/2005 (AMBAC Ins.)                                                1.67         317,999         230
----------------------------------------------------------------------------------------------------------------------
              Florida--13.7%
       200M   Broward County School Board
                COP, 7/1/2005
                (AMBAC Ins.)                                                          1.75         200,000         144
       600M   Greater Orlando Aviation Auth.
                Rev. Bonds, Orlando Airport
                Facs Rev, 10/1/2005
                (MBIA Ins.)                                                           2.50         600,000         434
----------------------------------------------------------------------------------------------------------------------





Portfolio of Investments (continued)
FIRST INVESTORS TAX-EXEMPT MONEY MARKET FUND, INC.
June 30, 2005

----------------------------------------------------------------------------------------------------------------------
                                                                                                                Amount
                                                                                                              Invested
                                                                                                              For Each
 Principal                                                                        Interest                  $10,000 of
    Amount    Security                                                                Rate+          Value  Net Assets
----------------------------------------------------------------------------------------------------------------------
              Florida (continued)
      $600M   Hillsborough County Aviation Auth.
                Rev. Bonds, VR, (LOC;
                General Electric Capital Corp.)                                       2.30%       $600,000        $434
       500M   Jacksonville Health Facs. Auth.
                Rev. Bonds Municipal Commercial
                Paper, 8/22/2005
                (LOC; Bank of America)                                                2.58         500,000         362
----------------------------------------------------------------------------------------------------------------------
                                                                                                 1,900,000       1,374
----------------------------------------------------------------------------------------------------------------------
              Georgia--10.9%
       250M   Chatham County School District
                GO Bonds, 8/1/2005 (FSA Ins.)                                         2.75         250,472         181
       400M   Fulton County Hsg. Auth. Multi-Family
                Hsg. Rev. Bonds, VR,
                (LOC; Fannie Mae)                                                     2.30         400,000         290
       650M   Roswell Housing Auth. Multi-Family
                Rev. Bonds, VR, (Fannie Mae
                Liquidity Fac.)                                                       2.27         650,000         470
       200M   Whitfield County Residential Care Facs.
                Auth. Rev. Bonds, VR,
                (LOC; Wachovia Bank)                                                  2.30         200,000         145
----------------------------------------------------------------------------------------------------------------------
                                                                                                 1,500,472       1,086
----------------------------------------------------------------------------------------------------------------------
              Iowa--1.5%
       200M   Iowa State Vision Special Rev. Bonds,
                2/15/2006 (MBIA Ins.)                                                 2.40         203,191         147
----------------------------------------------------------------------------------------------------------------------
              Kentucky--7.2%
       600M   Fort Mitchell League of Cities
                Lease Rev. Bonds, VR,
                (LOC; U.S. Bank, NA)                                                  2.56         600,000         434
       400M   Newport League of Cities
                Lease Rev. Bonds,
                VR, (LOC; U.S. Bank, NA)                                              2.56         400,000         290
----------------------------------------------------------------------------------------------------------------------
                                                                                                 1,000,000         724
----------------------------------------------------------------------------------------------------------------------




----------------------------------------------------------------------------------------------------------------------
                                                                                                                Amount
                                                                                                              Invested
                                                                                                              For Each
 Principal                                                                        Interest                  $10,000 of
    Amount    Security                                                                Rate+          Value  Net Assets
----------------------------------------------------------------------------------------------------------------------
              Massachusetts--1.8%
      $250M   Massachusetts State Water Resource
                Auth. Water Rev. Bonds,
                8/1/2005 (FSA Ins.)                                                   2.00%       $250,636        $182
----------------------------------------------------------------------------------------------------------------------
              Mississippi--4.0%
       550M   Harrison County Pollution
                Control Rev. Bonds, VR,
                (CO; E.I. DuPont De Nemours)                                          2.25         550,000         398
----------------------------------------------------------------------------------------------------------------------
              New Jersey--5.1%
       700M   New Jersey Health Care Facs.
                Fing. Auth. Rev. Bonds, VR,
                (LOC; JPMorgan Chase & Co.)                                           2.26         700,000         507
----------------------------------------------------------------------------------------------------------------------
              New York--6.2%
       300M   New York City GO Bonds, VR,
                (LOC; JPMorgan Chase & Co.)                                           2.25         300,000         217
       200M   New York City GO Bonds, 8/1/2005*
                (U.S. Govt. Securities)                                               2.15         202,733         147
       200M   New York State Dorm Auth. Lease
                Rev. Bonds, 7/1/2005 (AMBAC Ins.)                                     2.00         200,000         144
       150M   Triborough Bridge & Tunnel Auth.
                General Purpose Rev. Bonds,
                1/1/2006 (U.S. Govt. Securities)                                      2.04         152,784         111
----------------------------------------------------------------------------------------------------------------------
                                                                                                   855,517         619
----------------------------------------------------------------------------------------------------------------------
              North Carolina--1.6%
       215M   Greenville Combined Enterprise
                System Rev. Bonds,
                9/1/2005 (FSA Ins.)                                                   2.05         215,789         156
----------------------------------------------------------------------------------------------------------------------
              Ohio--7.7%
       600M   Lucas County Facs. Improvement
                Rev. Bonds, VR,
                (LOC; Fifth Third Bank)                                               2.54         600,000         434
       468M   Warren County Health Care Facs.
                Rev. Bonds, VR,
                (LOC; Fifth Third Bank)                                               2.43         468,000         339
----------------------------------------------------------------------------------------------------------------------
                                                                                                 1,068,000         773
----------------------------------------------------------------------------------------------------------------------




Portfolio of Investments (continued)
FIRST INVESTORS TAX-EXEMPT MONEY MARKET FUND, INC.
June 30, 2005

----------------------------------------------------------------------------------------------------------------------
                                                                                                                Amount
                                                                                                              Invested
                                                                                                              For Each
 Principal                                                                        Interest                  $10,000 of
    Amount    Security                                                                Rate+          Value  Net Assets
----------------------------------------------------------------------------------------------------------------------
              Pennsylvania--5.3%
      $275M   Cumberland Valley School District
                GO Bonds, 11/15/2005 (FSA Ins.)                                       2.68%       $275,275        $199
       460M   Delaware County Industrial Dev.
                Auth. Airport Facs. Rev., VR,
                (CO; United Parcel Service, Inc.)                                     2.22         460,000         333
----------------------------------------------------------------------------------------------------------------------
                                                                                                   735,275         532
----------------------------------------------------------------------------------------------------------------------
              Texas--5.6%
       250M   Houston Independent School District
                Maintenance GO Tax Notes,
                7/15/2005 (FSA Ins.)                                                  1.95         250,292         181
       285M   Tarrant County Housing Rev. Bonds, VR,
                (Fannie Mae Collateral Agreement)                                     2.30         285,000         206
       240M   Trinity River Auth. Ten Mile Creek
                System Rev. Bonds,
                8/1/2005 (AMBAC Ins.)                                                 1.52         240,506         174
----------------------------------------------------------------------------------------------------------------------
                                                                                                   775,798         561
----------------------------------------------------------------------------------------------------------------------
              Virginia--2.9%
       400M   Alexandria Industrial Dev. Auth. Rev.
                Bonds, VR, (LOC; Bank of America)                                     2.30         400,000         290
----------------------------------------------------------------------------------------------------------------------
              Washington--4.4%
       200M   Lake Tapps Parkway Properties
                Special Rev. Bonds, VR,
                (LOC; U.S. Bank, NA)                                                  2.35         200,000         144
       250M   Seattle Housing Auth. Rev. Bonds
                Pioneer Human Svcs. Proj., VR,
                (LOC; U.S. Bank, NA)                                                  2.30         250,000         181
       165M   Snohomish County School District
                No. 6 GO Bonds,
                12/1/2005 (FGIC Ins.)                                                 2.12         165,598         119
----------------------------------------------------------------------------------------------------------------------
                                                                                                   615,598         444
----------------------------------------------------------------------------------------------------------------------




----------------------------------------------------------------------------------------------------------------------
                                                                                                                Amount
                                                                                                              Invested
                                                                                                              For Each
 Principal                                                                        Interest                  $10,000 of
    Amount    Security                                                                Rate+          Value  Net Assets
----------------------------------------------------------------------------------------------------------------------
              Wisconsin--4.3%
      $600M   Wisconsin State Health & Educ. Facs.
                Auth. Rev. Bonds, VR,
                (LOC; JPMorgan Chase & Co.)                                           2.40%       $600,000        $434
----------------------------------------------------------------------------------------------------------------------
Total Value of Municipal Investments (cost $13,978,988)**                            101.1%     13,978,988      10,115
Excess of Liabilities Over Other Assets                                               (1.1)       (159,291)       (115)
----------------------------------------------------------------------------------------------------------------------
Net Assets                                                                           100.0%    $13,819,697     $10,000
======================================================================================================================

 + The interest rates shown for municipal notes and bonds are the effective rates at the time of purchase by the Fund. Interest rates on variable rate securities are adjusted periodically and the rates shown are the rates that were in effect at June 30, 2005. The variable rate bonds are subject to optional tenders (which are exercised through put options) or mandatory redemptions. The put options are exercisable on a daily, weekly, monthly or semi-annual basis at a price equal to the principal amount plus accrued interest.

 * Municipal Bonds which have been prerefunded are shown at the prerefunded call date.

** Aggregate cost for federal income tax purposes is the same.

   Summary of Abbreviations:

     AMBAC  American Municipal Bond Assurance Corporation
     CO     Corporate Obligor
     COP    Certificates of Participation
     FGIC   Financial Guaranty Insurance Company
     FSA    Financial Security Assurance
     GO     General Obligation
     LOC    Letter of Credit
     MBIA   Municipal Bond Investors Assurance Insurance Corporation
     VR     Variable Rate Securities

See notes to financial statements


Fund Expenses
FIRST INVESTORS INSURED INTERMEDIATE TAX EXEMPT FUND

The examples below show the ongoing costs (in dollars) of investing in your Fund and will help you in comparing these costs with costs of other mutual funds. Please refer to page 3 for a detailed explanation of the information presented in these examples.

----------------------------------------------------------------------------------------------
                                                  Beginning        Ending
                                                   Account         Account     Expenses Paid
                                                    Value           Value      During Period
                                                   (1/1/05)       (6/30/05)   (1/1/05-6/30/05)*
----------------------------------------------------------------------------------------------
Expense Example - Class A Shares
Actual                                            $1,000.00       $1,011.29        $4.74
Hypothetical
 (5% annual return before expenses)               $1,000.00       $1,020.08        $4.76
----------------------------------------------------------------------------------------------
Expense Example - Class B Shares
Actual                                            $1,000.00       $1,007.49        $8.46
Hypothetical
 (5% annual return before expenses)               $1,000.00       $1,016.36        $8.50
----------------------------------------------------------------------------------------------

* Expenses are equal to the annualized expense ratio of .95% for Class A shares and 1.70% for Class B shares, multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period). Expenses paid during the period are net of expenses waived.



Portfolio Composition
TOP TEN STATES

[BAR CHART DATA]

Oregon                                 12.3%
New Jersey                             11.3%
Michigan                                9.8%
Ohio                                    9.6%
New York                                9.0%
Pennsylvania                            6.8%
California                              5.4%
Florida                                 5.0%
Virginia                                4.8%
Mississippi                             3.4%

Portfolio holdings and allocations are subject to change. Percentages are as of June 30, 2005, and are based on the total value of investments.

Portfolio of Investments
FIRST INVESTORS INSURED INTERMEDIATE TAX EXEMPT FUND
June 30, 2005

----------------------------------------------------------------------------------------------------------------------
                                                                                                                Amount
                                                                                                              Invested
                                                                                                              For Each
 Principal                                                                                                  $10,000 of
    Amount    Security                                                                               Value  Net Assets
----------------------------------------------------------------------------------------------------------------------
              MUNICIPAL BONDS--101.0%
              Alabama--1.8%
    $1,000M   Birmingham Series "A" 5 1/2% 4/1/2013                                             $1,131,250        $178
----------------------------------------------------------------------------------------------------------------------
              Arizona--3.4%
     1,000M   Chandler Wtr. & Swr. Rev. 5% 7/1/2014                                              1,108,750         174
     1,000M   Univ. of Arizona COP Series"A"
                5 1/4% 6/1/2009                                                                  1,080,000         169
----------------------------------------------------------------------------------------------------------------------
                                                                                                 2,188,750         343
----------------------------------------------------------------------------------------------------------------------
              California--5.6%
              California State Dept. Wtr. & Pwr. Rev.
                Series "A":
     1,000M     5 1/4% 5/1/2010                                                                  1,097,500         172
     1,000M     5 3/8% 5/1/2018                                                                  1,112,500         175
     1,240M   Los Angeles Wtr. & Pwr. Rev. Series "A"
                5 1/4% 7/1/2018                                                                  1,354,700         212
----------------------------------------------------------------------------------------------------------------------
                                                                                                 3,564,700         559
----------------------------------------------------------------------------------------------------------------------
              District of Columbia--1.7%
     1,000M   District of Columbia COP 5 1/4% 1/1/2010                                           1,082,500         170
----------------------------------------------------------------------------------------------------------------------
              Florida--5.2%
     1,000M   Polk County Transportation Rev.
                5% 12/1/2010**                                                                   1,092,500         171
     2,000M   Reedy Creek Impt. Dist. GO Series "B"
                5% 6/1/2012                                                                      2,202,500         346
----------------------------------------------------------------------------------------------------------------------
                                                                                                 3,295,000         517
----------------------------------------------------------------------------------------------------------------------
              Georgia--1.6%
     1,000M   Athens Housing Auth. Lease Rev. (Univ. of
                Georgia-East Campus) 4% 12/1/2009                                                1,040,000         163
----------------------------------------------------------------------------------------------------------------------
              Indiana--1.8%
     1,000M   New Albany Floyd County Sch. Bldg. Corp.
                5 3/4% 7/15/2012*                                                                1,155,000         181
----------------------------------------------------------------------------------------------------------------------




Portfolio of Investments (continued)
FIRST INVESTORS INSURED INTERMEDIATE TAX EXEMPT FUND
June 30, 2005

----------------------------------------------------------------------------------------------------------------------
                                                                                                                Amount
                                                                                                              Invested
                                                                                                              For Each
 Principal                                                                                                  $10,000 of
    Amount    Security                                                                               Value  Net Assets
----------------------------------------------------------------------------------------------------------------------
              Kentucky--1.7%
    $1,000M   Kentucky Asset/Liability Community Gen. Fund
                Rev. Series "A" 5% 7/15/2009                                                    $1,075,000        $169
----------------------------------------------------------------------------------------------------------------------
              Louisiana--.5%
       300M   New Orleans GO 5 1/8% 12/1/2010                                                      327,375          51
----------------------------------------------------------------------------------------------------------------------
              Michigan--10.0%
     1,035M   Detroit City School District GO Series "A"
                5% 5/1/2012                                                                      1,142,381         179
     1,030M   Genesee Cnty. GO Series "A" 5% 5/1/2013                                            1,138,150         179
     1,405M   Madison Dist. Pub. Schs. GO 5% 5/1/2012                                            1,550,769         243
     2,300M   Rochester Cmnty. School District GO
                5% 5/1/2013                                                                      2,558,750         401
----------------------------------------------------------------------------------------------------------------------
                                                                                                 6,390,050       1,002
----------------------------------------------------------------------------------------------------------------------
              Minnesota--1.8%
     1,035M   Bloomington Ind. School District GO
                #271, 5% 2/1/2016                                                                1,138,500         179
----------------------------------------------------------------------------------------------------------------------
              Mississippi--3.4%
     1,000M   Gulfport GO 5% 3/1/2010                                                            1,082,500         170
     1,000M   Jackson Pub. Sch. Dist. GO 5% 10/1/2013                                            1,113,750         174
----------------------------------------------------------------------------------------------------------------------
                                                                                                 2,196,250         344
----------------------------------------------------------------------------------------------------------------------
              New Jersey--11.6%
     1,000M   Jersey City School Improvement Series "B"
                5% 3/1/2010                                                                      1,085,000         170
              New Jersey Economic Dev. Auth. Revenue:
     1,000M     School Facs. Series "C" 5% 6/15/2011                                             1,095,000         172
     3,700M     School Facs. Series "F" 5% 6/15/2011                                             4,051,500         635
     1,015M   Pleasantville School District 5% 2/15/2014                                         1,134,262         178
----------------------------------------------------------------------------------------------------------------------
                                                                                                 7,365,762       1,155
----------------------------------------------------------------------------------------------------------------------
              New York--9.3%
              New York City General Obligations:
       150M     5 1/2% 8/1/2012                                                                    168,750          26
     2,225M     5 1/8% 6/1/2018                                                                  2,422,469         380
----------------------------------------------------------------------------------------------------------------------




----------------------------------------------------------------------------------------------------------------------
                                                                                                                Amount
                                                                                                              Invested
                                                                                                              For Each
 Principal                                                                                                  $10,000 of
    Amount    Security                                                                               Value  Net Assets
----------------------------------------------------------------------------------------------------------------------
              New York (continued)
    $1,000M   New York State Dorm. Auth. Rev.
                (Student Hsg. Corp.) 5% 7/1/2010                                                $1,090,000        $171
     2,000M   Rome City Sch. Dist. GO 5% 6/15/2015
                (when-issued)                                                                    2,235,000         351
----------------------------------------------------------------------------------------------------------------------
                                                                                                 5,916,219         928
----------------------------------------------------------------------------------------------------------------------
              North Carolina--1.8%
     1,040M   Buncombe Cnty. Met. Swr. Sys. Rev.
                5% 7/1/2018                                                                      1,147,900         180
----------------------------------------------------------------------------------------------------------------------
              Ohio--9.8%
     1,250M   Bowling Green State Univ. Rev. 5% 6/1/2012                                         1,381,250         217
              Ohio State Bldg. Auth. Facilities Revenue:
     3,445M     Admin. Bldg. 5% 4/1/2012                                                         3,789,500         594
     1,000M     Adult Correction Facs. 5 1/2% 10/1/2008                                          1,080,000         169
----------------------------------------------------------------------------------------------------------------------
                                                                                                 6,250,750         980
----------------------------------------------------------------------------------------------------------------------
              Oklahoma--.4%
       250M   Grady County Indl. Dev. Auth. Rev.
                5 3/8% 11/1/2009                                                                   262,188          41
----------------------------------------------------------------------------------------------------------------------
              Oregon--12.6%
     1,000M   Clackamas County School District #86 (Canby)
                GO 5% 6/15/2012                                                                  1,102,500         173
     1,000M   Deschutes County Admin. School District #1
                GO 5% 6/15/2013                                                                  1,113,750         175
     1,355M   Jackson County School District #9 (Eagle
                Point) GO 4% 6/15/2012                                                           1,414,281         222
     2,030M   Umatilla County School District #8R
                (Hermiston) GO 5% 6/15/2011                                                      2,230,462         350
              Yamhill County School District #29J
                (Newberg) General Obligations:
     1,000M     5% 6/15/2010                                                                     1,087,500         170
     1,000M     5% 6/15/2012                                                                     1,100,000         172
----------------------------------------------------------------------------------------------------------------------
                                                                                                 8,048,493       1,262
----------------------------------------------------------------------------------------------------------------------




Portfolio of Investments (continued)
FIRST INVESTORS INSURED INTERMEDIATE TAX EXEMPT FUND
June 30, 2005

----------------------------------------------------------------------------------------------------------------------
                                                                                                                Amount
                                                                                                              Invested
                                                                                                              For Each
 Principal                                                                                                  $10,000 of
    Amount    Security                                                                               Value  Net Assets
----------------------------------------------------------------------------------------------------------------------
              Pennsylvania--7.0%
    $2,875M   Hatboro Horsham School District GO
                5% 9/15/2011                                                                    $3,169,688        $497
       150M   Philadelphia Auth. Indl. Dev. Lease Rev.
                5 1/4% 10/1/2010                                                                   165,188          26
     1,000M   Philadelphia Muni. Auth. Rev. Series "B"
                5 1/4% 11/15/2011                                                                1,110,000         174
----------------------------------------------------------------------------------------------------------------------
                                                                                                 4,444,876         697
----------------------------------------------------------------------------------------------------------------------
              Virginia--4.9%
     2,835M   Virginia St. Pub. Bldg. Auth. Rev. Series "A"
                5% 8/1/2016                                                                      3,118,500         490
----------------------------------------------------------------------------------------------------------------------
              Washington--1.7%
     1,040M   Washington State GO Series "R" 5% 1/1/2017                                         1,119,300         175
----------------------------------------------------------------------------------------------------------------------
              West Virginia--1.7%
     1,000M   West Virginia State Sch. Bldg. Auth. 5% 1/1/2010                                   1,082,500         170
----------------------------------------------------------------------------------------------------------------------
              Wisconsin--1.7%
     1,000M   Wisconsin State Petroleum Ins. Fee Rev.
                Series "1" 5% 7/1/2011                                                           1,076,250         169
----------------------------------------------------------------------------------------------------------------------
Total Value of Municipal Bonds (cost $63,171,591)                                               64,417,113      10,103
----------------------------------------------------------------------------------------------------------------------
              SHORT-TERM TAX EXEMPT INVESTMENTS--1.6%
     1,000M   University of Michigan Regent Hosp. Rev.
                Adjustable Rate Note 2.25%***
                (cost $1,000,000)                                                                1,000,000         157
----------------------------------------------------------------------------------------------------------------------
Total Value of Municipal Investments (cost $64,171,591)                              102.6%     65,417,113      10,260
Excess of Liabilities Over Other Assets                                               (2.6)     (1,655,220)       (260)
----------------------------------------------------------------------------------------------------------------------
Net Assets                                                                           100.0%    $63,761,893     $10,000
======================================================================================================================




----------------------------------------------------------------------------------------------------------------------
                                                                                Expiration      Notional    Unrealized
Interest Rate Swap                                                                    Date        Amount  Depreciation
----------------------------------------------------------------------------------------------------------------------
Receive quarterly a floating rate based on the
  BMA Index and pay quarterly a fixed rate
  equal to 3.338% with JPMorgan Chase Bank, N.A.                                  5/4/2010       $3,000M      $(17,450)
======================================================================================================================

  * Municipal Bonds which have been prerefunded are shown maturing at the prerefunded call date.

 ** Municipal Bonds which have an irrevocable mandatory put by the issuer are shown maturing at the put date.

*** Interest rate is determined and reset daily by the issuer and is the rate in effect at June 30, 2005.

    Summary of Abbreviations:

      COP   Certificate of Participation
      GO    General Obligation

See notes to financial statements


Fund Expenses
FIRST INVESTORS INSURED TAX EXEMPT FUND, INC.

The examples below show the ongoing costs (in dollars) of investing in your Fund and will help you in comparing these costs with costs of other mutual funds. Please refer to page 3 for a detailed explanation of the information presented in these examples.

----------------------------------------------------------------------------------------------
                                                  Beginning        Ending
                                                   Account         Account     Expenses Paid
                                                    Value           Value      During Period
                                                   (1/1/05)       (6/30/05)   (1/1/05-6/30/05)*
----------------------------------------------------------------------------------------------
Expense Example - Class A Shares
Actual                                            $1,000.00       $1,020.13       $5.01
Hypothetical
 (5% annual return before expenses)               $1,000.00       $1,019.83       $5.01
----------------------------------------------------------------------------------------------
Expense Example - Class B Shares
Actual                                            $1,000.00       $1,016.59       $8.65
Hypothetical
 (5% annual return before expenses)               $1,000.00       $1,016.21       $8.65
----------------------------------------------------------------------------------------------

* Expenses are equal to the annualized expense ratio of 1.00% for Class A shares and 1.73% for Class B shares, multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period). Expenses paid during the period are net of expenses waived.



Portfolio Composition
TOP TEN STATES

BAR CHART DATA]

Illinois                               12.9%
Georgia                                11.2%
New York                                8.4%
Massachusetts                           7.9%
Texas                                   6.6%
California                              5.4%
New Jersey                              5.3%
Nevada                                  4.7%
Missouri                                4.0%
Pennsylvania                            3.6%

Portfolio holdings and allocations are subject to change. Percentages are as of June 30, 2005, and are based on the total value of investments.

Portfolio of Investments
FIRST INVESTORS INSURED TAX EXEMPT FUND, INC.
June 30, 2005

----------------------------------------------------------------------------------------------------------------------
                                                                                                                Amount
                                                                                                              Invested
                                                                                                              For Each
 Principal                                                                                                  $10,000 of
    Amount    Security                                                                               Value  Net Assets
----------------------------------------------------------------------------------------------------------------------
              MUNICIPAL BONDS--99.8%
              Alabama--.8%
    $5,835M   Alabama Water Pollution Control Auth.
                6% 8/15/2014                                                                    $6,513,319         $81
----------------------------------------------------------------------------------------------------------------------
              Alaska--.2%
     1,500M   Alaska Intl. Airport Rev. Series "B"
                5 3/4% 10/1/2015                                                                 1,702,500          21
----------------------------------------------------------------------------------------------------------------------
              Arizona--1.5%
     8,550M   Arizona State Municipal Fing. Prog. COP
                7.7% 8/1/2010                                                                    9,918,000         122
              Phoenix Civic Improvement Corp.
                Water Sys. Revenue:
     1,000M     5 1/2% 7/1/2019                                                                  1,115,000          14
     1,000M     5 1/2% 7/1/2020                                                                  1,111,250          14
----------------------------------------------------------------------------------------------------------------------
                                                                                                12,144,250         150
----------------------------------------------------------------------------------------------------------------------
              Arkansas--.3%
     2,025M   Arkansas State Dev. Fin. Auth. Rev.
                5% 12/1/2040                                                                     2,111,062          26
----------------------------------------------------------------------------------------------------------------------
              California--5.4%
     5,500M   California State Dept. Water Resource Pwr.
                Supply Rev. Series "A" 5 3/8% 5/1/2018                                           6,118,750          75
    10,000M   California State GO 5% 6/1/2027                                                   10,750,000         133
     2,000M   Colton Joint Unified School Dist. GO Series
                "A" 5 3/8% 8/1/2026                                                              2,227,500          28
              Dublin Unified School Dist. GO Series "A":
     2,400M      5% 8/1/2027                                                                     2,559,000          32
     2,600M      5% 8/1/2028                                                                     2,769,000          34
    10,000M   Los Angeles Community College Dist. GO
                Series "A" 5 1/2% 8/1/2011*                                                     11,312,500         140
     7,485M   Riverside Cnty. Redev. Agency 5% 10/1/2033                                         7,990,237          99
----------------------------------------------------------------------------------------------------------------------
                                                                                                43,726,987         541
----------------------------------------------------------------------------------------------------------------------




Portfolio of Investments (continued)
FIRST INVESTORS INSURED TAX EXEMPT FUND, INC.
June 30, 2005


----------------------------------------------------------------------------------------------------------------------
                                                                                                                Amount
                                                                                                              Invested
                                                                                                              For Each
 Principal                                                                                                  $10,000 of
    Amount    Security                                                                               Value  Net Assets
----------------------------------------------------------------------------------------------------------------------
              Connecticut--2.6%
    $9,890M   Connecticut State GO Series "C" 5% 4/1/2023                                      $10,668,837        $132
     9,000M   Connecticut State Spl. Tax Oblig. Rev.
                Trans. Infrastructure 6 1/8% 9/1/2012                                           10,417,500         129
----------------------------------------------------------------------------------------------------------------------
                                                                                                21,086,337         261
----------------------------------------------------------------------------------------------------------------------
              District of Columbia--.8%
     5,000M   Washington DC GO Series "B" 6% 6/1/2021                                            6,206,250          77
----------------------------------------------------------------------------------------------------------------------
              Florida--.2%
     1,395M   West Coast Regl. Wtr. Supply Rev.
                10.4% 10/1/2010*                                                                 1,674,000          21
----------------------------------------------------------------------------------------------------------------------
              Georgia--11.2%
    15,000M   Atlanta Airport Rev. Series "A" 5 1/2% 1/1/2010*                                  16,687,500         206
              Atlanta Water & Wastewater Revenue:
     3,000M     5% 11/1/2023                                                                     3,225,000          40
     9,040M     Series "A" 5 1/2% 11/1/2019                                                     10,701,100         132
     2,540M   Fulton County Dev. Auth. Rev. Klaus Parking
                & Family Hsg. Projs. (Georgia Tech. Facs.)
                5 1/4% 11/1/2021                                                                 2,806,700          35
              Metropolitan Atlanta Rapid Transit Authority
                Sales Tax Rev.:
    20,450M     6 1/4% 7/1/2011                                                                 23,466,375         290
    28,305M     6% 7/1/2013                                                                     33,435,281         414
----------------------------------------------------------------------------------------------------------------------
                                                                                                90,321,956       1,117
----------------------------------------------------------------------------------------------------------------------
              Hawaii--1.6%
              Hawaii State General Obligations:
     5,500M     6% 10/1/2009                                                                    6,139,375          76
     6,000M     6% 10/1/2010                                                                    6,825,000          84
----------------------------------------------------------------------------------------------------------------------
                                                                                               12,964,375         160
----------------------------------------------------------------------------------------------------------------------
              Illinois--12.9%
              Chicago Board of Education Lease
                Certificates of Participation Series "A":
     5,000M     6% 1/1/2016                                                                     5,993,750          74
    36,200M     6% 1/1/2020                                                                    43,666,250         540
     3,160M   Chicago GO 6 1/8% 7/1/2005*                                                       3,223,200          40
----------------------------------------------------------------------------------------------------------------------




----------------------------------------------------------------------------------------------------------------------
                                                                                                                Amount
                                                                                                              Invested
                                                                                                              For Each
 Principal                                                                                                  $10,000 of
    Amount    Security                                                                               Value  Net Assets
----------------------------------------------------------------------------------------------------------------------
              Illinois (continued)
              Illinois Development Fin. Auth. Revenue
                (Rockford School #205):
    $5,000M     6.6% 2/1/2010                                                                   $5,731,250         $71
     3,000M     6.65% 2/1/2011                                                                   3,513,750          43
              Illinois State First Series General Obligations:
     5,250M     6 1/8% 1/1/2010*                                                                 5,932,500          73
     4,500M     5 1/2% 2/1/2016                                                                  5,040,000          62
     8,000M     5 1/2% 5/1/2017                                                                  8,830,000         109
    12,000M     5 1/2% 5/1/2018                                                                 13,215,000         164
     3,000M   Metro Pier & Exposition Auth. (McCormick
                Place Expansion) Series "B" 5 1/2% 6/15/2016                                     3,397,500          42
     4,000M   Regional Transportation Auth. 7 3/4% 6/1/2019                                      5,450,000          68
----------------------------------------------------------------------------------------------------------------------
                                                                                               103,993,200       1,286
----------------------------------------------------------------------------------------------------------------------
              Kansas--.3%
     2,475M   Wyandotte County Unified Sch. Dist. #500 GO
                5% 9/1/2020                                                                      2,747,250          34
----------------------------------------------------------------------------------------------------------------------
              Louisiana--1.9%
    10,000M   Ernest N. Morial (New Orleans LA Exhibit
                Hall) Auth. Spl. Tax 5% 7/15/2033                                               10,450,000         129
    10,850M   Regional Trans. Auth. Zero Coupon 12/1/2021                                        5,140,187          64
----------------------------------------------------------------------------------------------------------------------
                                                                                                15,590,187         193
----------------------------------------------------------------------------------------------------------------------
              Massachusetts--7.9%
    10,025M   Boston Water & Sewer Rev. 5 3/4% 11/1/2013                                        11,654,063         144
     1,490M   Massachusetts Housing Finance Agy.
                6% 12/1/2012                                                                     1,537,978          19
     3,000M   Massachusetts State Dev. Fin. Auth. Rev.
                (Boston Univ.) 5% 10/1/2035                                                      3,198,750          40
    20,550M   Massachusetts State GO 6% 8/1/2009                                                22,964,625         284
              Massachusetts State Hlth. & Ed. Facs.
                Auth. Revenue:
    12,580M     Lahey Clinic Med. Ctr. 5% 8/15/2033
                  (when-issued)                                                                 13,334,800         165
    10,375M   University of Mass. 5% 10/1/2029                                                  11,088,281         137
----------------------------------------------------------------------------------------------------------------------
                                                                                                63,778,497         789
----------------------------------------------------------------------------------------------------------------------




Portfolio of Investments (continued)
FIRST INVESTORS INSURED TAX EXEMPT FUND, INC.
June 30, 2005


----------------------------------------------------------------------------------------------------------------------
                                                                                                                Amount
                                                                                                              Invested
                                                                                                              For Each
 Principal                                                                                                  $10,000 of
    Amount    Security                                                                               Value  Net Assets
----------------------------------------------------------------------------------------------------------------------
              Michigan--2.2%
   $10,000M   Michigan State Environmental Protection
                Prog. GO 6 1/4% 11/1/2012                                                      $11,512,500        $142
     4,500M   Monroe County Economic Dev. Corp.
                (Detroit Edison Co.) 6.95% 9/1/2022                                              6,114,375          76
----------------------------------------------------------------------------------------------------------------------
                                                                                                17,626,875         218
----------------------------------------------------------------------------------------------------------------------
              Minnesota--1.7%
              Minneapolis & St. Paul Metro Airports Comm.
                Airport Rev. Series "C":
     3,380M     5 1/2% 1/1/2017                                                                  3,751,800          46
     3,315M     5 1/2% 1/1/2018                                                                  3,671,363          46
     5,770M     5 1/2% 1/1/2019                                                                  6,368,638          79
----------------------------------------------------------------------------------------------------------------------
                                                                                                13,791,801         171
----------------------------------------------------------------------------------------------------------------------
              Missouri--4.0%
              Missouri State Health & Educ. Facs. Auth.
                Series "A" (BJC Hlth. Sys.):
     6,840M     6 3/4% 5/15/2010                                                                 7,951,500          98
    10,175M     6 3/4% 5/15/2011                                                                12,070,094         149
              St. Louis Airport Revenue Series "A":
     4,135M     5 5/8% 7/1/2017                                                                  4,620,863          57
     3,620M     5 5/8% 7/1/2018                                                                  4,036,300          50
     3,030M     5 5/8% 7/1/2019                                                                  3,374,662          42
----------------------------------------------------------------------------------------------------------------------
                                                                                                32,053,419         396
----------------------------------------------------------------------------------------------------------------------
              Nevada--4.6%
              Clark County Nevada Bond Bank
                General Obligations:
     8,195M     5 1/2% 6/1/2017                                                                  9,045,231         112
     8,645M     5 1/2% 6/1/2018                                                                  9,531,113         118
----------------------------------------------------------------------------------------------------------------------




----------------------------------------------------------------------------------------------------------------------
                                                                                                                Amount
                                                                                                              Invested
                                                                                                              For Each
 Principal                                                                                                  $10,000 of
    Amount    Security                                                                               Value  Net Assets
----------------------------------------------------------------------------------------------------------------------
              Nevada (continued)
    $6,000M   Las Vegas New Convention & Visitors
                Auth. Revenue 5 3/4% 7/1/2009*                                                  $6,690,000         $82
              Truckee Meadows Nevada Water
                Authority Revenue:
     6,115M     5 1/2% 7/1/2017                                                                  6,741,787          83
     2,605M     5 1/2% 7/1/2018                                                                  2,868,756          35
     2,500M     5 1/2% 7/1/2019                                                                  2,743,750          34
----------------------------------------------------------------------------------------------------------------------
                                                                                                37,620,637         464
----------------------------------------------------------------------------------------------------------------------
              New Jersey--5.3%
     5,125M   Hudson Cnty. Impt. Auth. Lease Rev.
                5% 4/1/2035                                                                      5,438,906          68
     5,095M   Mercer Cnty. Impt. Auth. Lease Rev.
                5% 8/1/2035                                                                      5,432,544          67
     2,200M   New Jersey State Educ. Facs. Auth. Rev.
                Public Library PJ Grant 5 1/2% 9/1/2018                                          2,480,500          31
    10,000M   New Jersey State Trans. Corp. COP Fed.
                Trans. Admin. Grants Series "A"
                5 3/4% 9/15/2009*                                                               11,037,500         136
    13,500M   New Jersey State Turnpike Auth. Rev. Inverse
                Floater Rate 7.599% 1/1/2035**                                                  14,647,500         181
     3,500M   Passaic Cnty. Impt Auth. Lease Rev.
                (Preakness Healthcare Center Proj.)
                5% 5/1/2035                                                                      3,710,000          46
----------------------------------------------------------------------------------------------------------------------
                                                                                                42,746,950         529
----------------------------------------------------------------------------------------------------------------------
              New Mexico--1.4%
    10,000M   New Mexico Fin. Auth. State Trans. Rev.
                Series "A" 5 1/4% 6/15/2021                                                     11,075,000         137
----------------------------------------------------------------------------------------------------------------------
              New York--8.3%
              New York City General Obligations:
     5,000M     Series "C" 5 1/2% 3/15/2015                                                      5,593,750          69
     3,275M     Series "G" 5 5/8% 8/1/2020                                                       3,692,563          46
    22,250M   New York City Municipal Water Fin. Auth.
                Rev. 6% 6/15/2021                                                               27,951,562         345
----------------------------------------------------------------------------------------------------------------------




Portfolio of Investments (continued)
FIRST INVESTORS INSURED TAX EXEMPT FUND, INC.
June 30, 2005


----------------------------------------------------------------------------------------------------------------------
                                                                                                                Amount
                                                                                                              Invested
                                                                                                              For Each
 Principal                                                                                                  $10,000 of
    Amount    Security                                                                               Value  Net Assets
----------------------------------------------------------------------------------------------------------------------
              New York (continued)
              New York State Dorm. Auth. Rev.
                New York University:
    $5,000M     5 7/8% 5/15/2017                                                                $6,062,500         $75
    10,000M     Series "A" 5 3/4% 7/1/2027                                                      12,412,500         153
     5,950M   New York State Housing Fin. Agy. Rev. 5 7/8%
                11/1/2010                                                                        6,208,706          77
     5,000M   Suffolk County Judicial Facs. Agy.
                (John P. Cohalan Complex)
                5 3/4% 10/15/2013                                                                5,575,000          69
----------------------------------------------------------------------------------------------------------------------
                                                                                                67,496,581         834
----------------------------------------------------------------------------------------------------------------------
              North Carolina--2.9%
     3,030M   Charlotte Airport Rev. Series "A"
                5 1/4% 7/1/2023                                                                  3,310,275          41
              North Carolina Municipal Pwr. Agy.
                (Catawba Elec.):
     8,950M     6% 1/1/2010                                                                     10,035,188         124
     8,945M     6% 1/1/2011                                                                     10,208,481         126
----------------------------------------------------------------------------------------------------------------------
                                                                                                23,553,944         291
----------------------------------------------------------------------------------------------------------------------
              North Dakota--1.6%
    10,500M   Mercer County Pollution Control Rev.
                (Basin Elec. Pwr. Coop.) 7.2% 6/30/2013                                         12,639,375         156
----------------------------------------------------------------------------------------------------------------------
              Ohio--.9%
     6,000M   Jefferson County Jail Construction GO
                5 3/4% 12/1/2019                                                                 7,275,000          90
----------------------------------------------------------------------------------------------------------------------
              Oklahoma--.8%
              Oklahoma State Ind. Dev. Auth.
                (Intregris Hlth. Sys.):
     2,330M     6% 8/15/2009*                                                                    2,624,163          33
     3,210M     6% 8/15/2017                                                                     3,579,150          44
----------------------------------------------------------------------------------------------------------------------
                                                                                                 6,203,313          77
----------------------------------------------------------------------------------------------------------------------




----------------------------------------------------------------------------------------------------------------------
                                                                                                                Amount
                                                                                                              Invested
                                                                                                              For Each
 Principal                                                                                                  $10,000 of
    Amount    Security                                                                               Value  Net Assets
----------------------------------------------------------------------------------------------------------------------
              Oregon--.7%
              Portland Urban Renewal & Redev. South Park
                Blocks Series "A":
    $2,695M     5 3/4% 6/15/2015                                                                $3,031,875         $37
     2,630M     5 3/4% 6/15/2016                                                                 2,955,462          37
----------------------------------------------------------------------------------------------------------------------
                                                                                                 5,987,337          74
----------------------------------------------------------------------------------------------------------------------
              Pennsylvania--3.6%
     3,000M   Allegheny County Sanitation Auth. Sewer Rev.
                5 1/2% 12/1/2030                                                                 3,371,250          42
     5,000M   Moon Area School District 5% 11/15/2014*                                           5,600,000          69
     4,925M   Philadelphia Housing Auth. Capital Fund
                Prog. Rev. Series "A" 5 1/2% 12/1/2019                                           5,577,563          69
    12,050M   Pittsburgh Water & Sewer Auth. Rev.
                6 1/2% 9/1/2013                                                                 14,279,250         177
----------------------------------------------------------------------------------------------------------------------
                                                                                                28,828,063         357
----------------------------------------------------------------------------------------------------------------------
              South Dakota--.5%
     3,855M   South Dakota Hlth. & Educ. Facs. Auth.
                (McKennan Hosp.) 7 5/8% 1/1/2008*                                                4,303,144          53
----------------------------------------------------------------------------------------------------------------------
              Tennessee--.5%
     3,500M   Memphis-Shelby County Sports Auth. Rev.
                (Memphis Arena Proj.) Series "A"
                5 1/2% 11/1/2016                                                                 3,985,625          49
----------------------------------------------------------------------------------------------------------------------
              Texas--6.6%
    16,000M   Austin Texas Utilities Systems Rev.
                6% 11/15/2013                                                                   18,540,000         229
              Harris County Toll Road Sub. Liens General
                Obligations Series "A":
    11,065M     6 1/2% 8/15/2012                                                                13,222,675         163
     7,305M     6 1/2% 8/15/2013                                                                 8,848,181         109
              Houston Water Conveyance System Certificates
                of Participation:
     4,705M     6 1/4% 12/15/2013                                                                5,640,119          70
     6,035M     6 1/4% 12/15/2015                                                                7,324,981          91
----------------------------------------------------------------------------------------------------------------------
                                                                                                53,575,956         662
----------------------------------------------------------------------------------------------------------------------




Portfolio of Investments (continued)
FIRST INVESTORS INSURED TAX EXEMPT FUND, INC.
June 30, 2005


----------------------------------------------------------------------------------------------------------------------
                                                                                                                Amount
                                                                                                              Invested
                                                                                                              For Each
 Principal                                                                                                  $10,000 of
    Amount    Security                                                                               Value  Net Assets
----------------------------------------------------------------------------------------------------------------------
              Utah--.3%
    $1,680M   Provo Utah Electric System Rev.
                10 3/8% 9/15/2015                                                               $2,301,600         $29
----------------------------------------------------------------------------------------------------------------------
              Virginia--.7%
     3,310M   Norfolk Airport Auth. Rev. Series "A"
                5% 7/1/2022                                                                      3,492,050          43
     1,950M   Northwestern Regl. Jail Auth. Facs. Rev.
                5% 7/1/2033                                                                      2,081,625          26
----------------------------------------------------------------------------------------------------------------------
                                                                                                 5,573,675          69
----------------------------------------------------------------------------------------------------------------------
              Washington--2.2%
              Snohomish County Washington Ltd. Tax
                General Obligations:
     7,975M     5 1/2% 12/1/2017                                                                 8,872,187         109
     8,410M     5 1/2% 12/1/2018                                                                 9,335,100         115
----------------------------------------------------------------------------------------------------------------------
                                                                                                18,207,287         224
----------------------------------------------------------------------------------------------------------------------
              Wisconsin--3.4%
    12,000M   Superior Wisconsin Ltd. Oblig. Rev. (Midwest
                Energy) 6.9% 8/1/2021                                                           16,005,000         198
    10,745M   Wisconsin State Series "E" 5% 5/1/2025                                            11,524,013         142
----------------------------------------------------------------------------------------------------------------------
                                                                                                27,529,013         340
----------------------------------------------------------------------------------------------------------------------
Total Value of Municipal Bonds (cost $716,849,862)                                    99.8%    806,934,765       9,977
Other Assets, Less Liabilities                                                          .2       1,889,640          23
----------------------------------------------------------------------------------------------------------------------
Net Assets                                                                           100.0%   $808,824,405     $10,000
======================================================================================================================




----------------------------------------------------------------------------------------------------------------------
                                                                              Expiration       Notional     Unrealized
Interest Rate Swaps                                                                 Date         Amount   Depreciation
----------------------------------------------------------------------------------------------------------------------
Receive quarterly a floating rate based on the
  BMA Index and pay quarterly a fixed rate
  equal to 3.338% with JPMorgan Chase Bank, N.A.                                5/4/2010        $36,000M     $(209,399)
Receive quarterly a floating rate based on the
  BMA Index and pay quarterly a fixed rate
  equal to 3.548% with Citibank, N.A.                                          2/15/2015         40,000M      (395,463)
----------------------------------------------------------------------------------------------------------------------
                                                                                                $76,000M     $(604,862)
======================================================================================================================

 * Municipal Bonds which have been prerefunded are shown maturing at the prerefunded call date.

** Inverse floating rate security (see Note 1F). The interest rates are reset weekly by the issuer.
   The interest rate shown is the rate in effect at June 30, 2005.

   Summary of Abbreviations:

     COP   Certificate of Participation
     GO    General Obligation

See notes to financial statements


Fund Expenses
FIRST INVESTORS INSURED TAX EXEMPT FUND II

The examples below show the ongoing costs (in dollars) of investing in your Fund and will help you in comparing these costs with costs of other mutual funds. Please refer to page 3 for a detailed explanation of the information presented in these examples.

----------------------------------------------------------------------------------------------
                                                  Beginning        Ending
                                                   Account         Account     Expenses Paid
                                                    Value           Value      During Period
                                                   (1/1/05)       (6/30/05)   (1/1/05-6/30/05)*
----------------------------------------------------------------------------------------------
Expense Example - Class A Shares
Actual                                           $1,000.00       $1,031.35         $5.04
Hypothetical
 (5% annual return before expenses)              $1,000.00       $1,019.83         $5.01
----------------------------------------------------------------------------------------------
Expense Example - Class B Shares
Actual                                           $1,000.00       $1,027.34         $8.80
Hypothetical
 (5% annual return before expenses)              $1,000.00       $1,016.11         $8.75
----------------------------------------------------------------------------------------------

* Expenses are equal to the annualized expense ratio of 1.00% for Class A shares and 1.75% for Class B shares, multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period). Expenses paid during the period are net of expenses waived.



Portfolio Composition
TOP TEN STATES

[BAR CHART DATA]

Ohio                                   12.2%
California                             11.0%
Michigan                               10.8%
Massachusetts                           7.6%
Colorado                                7.1%
Texas                                   6.6%
New Jersey                              5.7%
Pennsylvania                            5.6%
Indiana                                 3.2%
Oregon                                  3.2%


Portfolio holdings and allocations are subject to change. Percentages are as of June 30, 2005, and are based on the total value of investments.

Portfolio of Investments
FIRST INVESTORS INSURED TAX EXEMPT FUND II
June 30, 2005

----------------------------------------------------------------------------------------------------------------------
                                                                                                                Amount
                                                                                                              Invested
                                                                                                              For Each
 Principal                                                                                                  $10,000 of
    Amount    Security                                                                               Value  Net Assets
----------------------------------------------------------------------------------------------------------------------
              MUNICIPAL BONDS--100.7%
              Alabama--.2%
      $250M   Coffee County Public Bldg. Auth.
                6.1% 9/1/2006*                                                                    $264,688         $23
----------------------------------------------------------------------------------------------------------------------
              Alaska--1.0%
     1,000M   Alaska Intl. Airport Rev. Series "B"
                5 3/4% 10/1/2015                                                                 1,135,000          99
----------------------------------------------------------------------------------------------------------------------
              Arizona--2.9%
     1,000M   Arizona State Trans. Bd. Hwy. Rev.
                5 1/4% 7/1/2020                                                                  1,100,000          96
     1,000M   Arizona State University COP 5% 9/1/2026                                           1,068,750          94
     1,040M   University of Arizona COP 5% 6/1/2024                                              1,112,800          98
----------------------------------------------------------------------------------------------------------------------
                                                                                                 3,281,550         288
----------------------------------------------------------------------------------------------------------------------
              California--11.4%
     3,000M   California State Dept. Water Res. Pwr.
                Supply Rev. Series "A" 5 3/8% 5/1/2018                                           3,337,500         292
     5,000M   California State GO 5% 6/1/2027                                                    5,375,000         471
     2,550M   Dublin Unified Sch. Dist. GO Series "A"
                5% 8/1/2029                                                                      2,715,750         238
       390M   Jefferson Unified High Sch. Dist. GO
                (San Mateo Cnty.) 6 1/4% 2/1/2017                                                  483,600          42
     1,000M   Rincon Valley Elem. Sch. Dist. GO 5% 8/1/2036                                      1,067,500          94
----------------------------------------------------------------------------------------------------------------------
                                                                                                12,979,350       1,137
----------------------------------------------------------------------------------------------------------------------
              Colorado--7.3%
     1,500M   Adams & Arapahoe Cntys. Jnt. Sch. Dist. #28J
                Aurora GO Series "A" 5 1/8% 12/1/2021                                            1,638,750         144
     1,000M   Centennial Downs Met. Dist. GO 5% 12/1/2028                                        1,063,750          93
     1,000M   East Quincy Highlands Met. Dist. GO
                5% 12/1/2031                                                                     1,066,250          94
     1,035M   Grand Cnty. Sch. Dist. #2 East Grand GO
                Series "B" 5% 12/1/2023                                                          1,110,037          97
     1,000M   Lafayette Water Rev. 5 1/4% 12/1/2023                                              1,095,000          96
     2,180M   Widefield Water & San. Dist. Wtr. & Swr.
                Rev. 5% 12/1/2022                                                                2,354,400         206
----------------------------------------------------------------------------------------------------------------------
                                                                                                 8,328,187         730
----------------------------------------------------------------------------------------------------------------------




Portfolio of Investments (continued)
FIRST INVESTORS INSURED TAX EXEMPT FUND II
June 30, 2005

----------------------------------------------------------------------------------------------------------------------
                                                                                                                Amount
                                                                                                              Invested
                                                                                                              For Each
 Principal                                                                                                  $10,000 of
    Amount    Security                                                                               Value  Net Assets
----------------------------------------------------------------------------------------------------------------------
              Florida--2.8%
      $335M   Cocoa Water & Sewer Rev. 5 3/4% 10/1/2007*                                          $360,125         $31
     1,000M   Tampa Bay Water Util. System Rev.
                5% 10/1/2028                                                                     1,047,500          92
     1,580M   Tampa Util. Tax & Spl. Rev. 5 1/4% 10/1/2021                                       1,741,950         153
----------------------------------------------------------------------------------------------------------------------
                                                                                                 3,149,575         276
----------------------------------------------------------------------------------------------------------------------
              Georgia--1.9%
     1,000M   Fulton Cnty. Dev. Auth. Rev. Klaus Parking &
                Family Hsg. Projs. (Georgia Tech. Facs.)
                5 1/4% 11/1/2021                                                                 1,105,000          97
     1,000M   Georgia Municipal Association, Inc. COP
                (City Court Atlanta Proj.) 5 1/8% 12/1/2021                                      1,085,000          95
----------------------------------------------------------------------------------------------------------------------
                                                                                                 2,190,000         192
----------------------------------------------------------------------------------------------------------------------
              Illinois--.4%
       500M   Chicago GO 6% 7/1/2005*                                                              510,000          45
----------------------------------------------------------------------------------------------------------------------
              Indiana--3.3%
     1,030M   Baugo School Bldg. Corp. 5 1/2% 1/15/2019                                          1,142,013         100
     1,105M   Merrillville Multi-School Building Corp. GO
                5 1/2% 1/15/2012*                                                                1,252,794         110
     1,250M   Zionsville Community Schools Bldg. Corp. GO
                5 3/4% 7/15/2017                                                                 1,410,937         123
----------------------------------------------------------------------------------------------------------------------
                                                                                                 3,805,744         333
----------------------------------------------------------------------------------------------------------------------
              Kentucky--1.0%
     1,000M   Kentucky State Ppty. & Buildings Comm. Rev.
                5 1/4% 8/1/2013*                                                                 1,131,250          99
----------------------------------------------------------------------------------------------------------------------
              Louisiana--1.7%
     1,845M   Louisiana Local Govt. Env. Facs. & Comm.
                5 1/4% 10/1/2021                                                                 1,992,600         175
----------------------------------------------------------------------------------------------------------------------
              Massachusetts--7.9%
     1,305M   Ashland GO 5 1/4% 5/15/2021                                                        1,463,231         128
              Massachusetts State Dev. Fin. Agy. Rev. :
     1,000M     Boston University 5% 10/1/2035                                                   1,066,250          93
     1,400M     Williston Northampton Sch. Proj. 5% 10/1/2025                                    1,489,250         131
----------------------------------------------------------------------------------------------------------------------




----------------------------------------------------------------------------------------------------------------------
                                                                                                                Amount
                                                                                                              Invested
                                                                                                              For Each
 Principal                                                                                                  $10,000 of
    Amount    Security                                                                               Value  Net Assets
----------------------------------------------------------------------------------------------------------------------
              Massachusetts (continued)
    $2,600M   Massachusetts State Health & Educ. Facs.
                Auth. Rev. 5% 10/1/2029                                                         $2,778,750        $244
     1,000M   Springfield GO 5 1/4% 1/15/2022                                                    1,096,250          96
     1,000M   University Bldg. Auth. Proj. Rev. 5 1/4% 11/1/2023                                 1,098,750          96
----------------------------------------------------------------------------------------------------------------------
                                                                                                 8,992,481         788
----------------------------------------------------------------------------------------------------------------------
              Michigan--11.1%
     1,000M   Detroit City School Dist. GO (Sch. Bldg. &
                Site Impt.) 5 1/2% 5/1/2018                                                      1,121,250          98
     1,105M   Grand Rapids Cmnty. College GO
                5 1/4% 5/1/2021                                                                  1,211,356         106
     1,240M   Gull Lake Cmnty. School Dist. Sch. Bldg. &
                Site GO 5% 5/1/2022                                                              1,342,300         118
     1,000M   Harper Creek Cmnty. School Dist. GO
                5% 5/1/2023                                                                      1,077,500          94
     1,000M   Howell Public Schools GO Zero Coupon
                5/1/2006*                                                                          448,550          39
     1,000M   Jackson Public Schools Bldg. & Site GO
                5% 5/1/2026                                                                      1,066,250          94
     1,315M   Lowell Area Schools GO 5% 5/1/2024                                                 1,411,981         124
     1,000M   Michigan Public Pwr. Agy. Rev. (Combustion
                Turbine #1 Proj.) 5 1/4% 1/1/2018                                                1,096,250          96
     3,600M   Southfield Public School Bldg. & Site Series
                "B" GO 5 1/8% 5/1/2021                                                           3,951,000         346
----------------------------------------------------------------------------------------------------------------------
                                                                                                12,726,437       1,115
----------------------------------------------------------------------------------------------------------------------
              Missouri--1.1%
       200M   Liberty Sewer System Rev. 6.15% 2/1/2015                                             220,500          19
       310M   Springfield Pub. Bldg. Corp. Leasehold Rev.
                (Springfield Rec. Proj.) Series "B"
                5.85% 6/1/2014                                                                     347,587          30
       250M   St. Joseph School Dist. GO (Direct Dep.
                Prog.) 5 3/4% 3/1/2019                                                             279,688          25
       375M   St. Louis County Pattonville R-3 School
                Dist. GO (Direct Dep. Prog.)
                5 3/4% 3/1/2010*                                                                   421,875          37
----------------------------------------------------------------------------------------------------------------------
                                                                                                 1,269,650         111
----------------------------------------------------------------------------------------------------------------------




Portfolio of Investments (continued)
FIRST INVESTORS INSURED TAX EXEMPT FUND II
June 30, 2005

----------------------------------------------------------------------------------------------------------------------
                                                                                                                Amount
                                                                                                              Invested
                                                                                                              For Each
 Principal                                                                                                  $10,000 of
    Amount    Security                                                                               Value  Net Assets
----------------------------------------------------------------------------------------------------------------------
              Nebraska--1.0%
    $1,000M   Municipal Energy Agency 5 1/4% 4/1/2021                                           $1,095,000         $96
----------------------------------------------------------------------------------------------------------------------
              New Hampshire--1.6%
     1,750M   Municipal Bond Bank 5% 3/15/2028 (when-issued)                                     1,868,125         164
----------------------------------------------------------------------------------------------------------------------
              New Jersey--5.9%
     1,000M   Hudson County COP 5% 12/1/2021                                                     1,073,750          94
     2,350M   New Jersey State Educ. Facs. Auth. Rowan
                Univ. 5 1/8% 7/1/2021                                                            2,567,375         225
              Passaic Cnty. Impt. Auth. Revenue:
     1,380M   Paterson Pkg. Deck Proj. 5% 4/15/2035                                              1,467,975         129
     1,500M   Preakness Healthcare Ctr. Proj. 5% 5/1/2035                                        1,590,000         139
----------------------------------------------------------------------------------------------------------------------
                                                                                                 6,699,100         587
----------------------------------------------------------------------------------------------------------------------
              New York--3.1%
              Camden Central School District General
                Obligations:
       725M     5 1/2% 3/15/2016                                                                   818,344          72
       250M     5 1/2% 3/15/2017                                                                   281,875          25
     2,185M   Nassau Cnty. Interim. Fin. Auth. Series "A"
                5% 11/15/2022 (when-issued)                                                      2,381,650         208
----------------------------------------------------------------------------------------------------------------------
                                                                                                 3,481,869         305
----------------------------------------------------------------------------------------------------------------------
              Ohio--12.6%
     1,255M   Akron Sewer System Rev. 5 1/4% 12/1/2020                                           1,382,069         121
     2,500M   Akron-Summit Cnty. Pub. Library GO
                5% 12/1/2020                                                                     2,690,625         236
     1,380M   Cincinnati State Tech. & Cmnty. College Gen.
                Receipts 5 1/4% 10/1/2020                                                        1,528,350         134
     1,000M   Fairview Park GO 5% 12/1/2025 (when-issued)                                        1,076,250          94
     1,220M   Field Ohio Local School Dist. GO 5% 12/1/2026                                      1,313,025         115
     1,870M   Lake Ohio Local School Dist. GO 5% 12/1/2025                                       2,003,237         175
     1,500M   Ohio State Bldg. Auth. State Facs.
                5 1/2% 4/1/2018                                                                  1,674,375         147
     2,060M   Springboro Cmnty. Sch. Dist. GO 5% 12/1/2025                                       2,211,925         194
       450M   Youngstown GO 6% 12/1/2031                                                           513,000          45
----------------------------------------------------------------------------------------------------------------------
                                                                                                14,392,856       1,261
----------------------------------------------------------------------------------------------------------------------




----------------------------------------------------------------------------------------------------------------------
                                                                                                                Amount
                                                                                                              Invested
                                                                                                              For Each
 Principal                                                                                                  $10,000 of
    Amount    Security                                                                               Value  Net Assets
----------------------------------------------------------------------------------------------------------------------
              Oregon--3.3%
    $1,000M   Columbia Gorge Cmnty. College GO
                5% 6/15/2023                                                                    $1,082,500         $95
     2,025M   Multnomah Cnty. School Dist. #7 (Reynolds)
                GO 5% 6/1/2030                                                                   2,100,937         184
       500M   Oregon State Dept. of Administrative
                Services COP 5.65% 5/1/2007*                                                       531,250          47
----------------------------------------------------------------------------------------------------------------------
                                                                                                 3,714,687         326
----------------------------------------------------------------------------------------------------------------------
              Pennsylvania--5.8%
     1,450M   Bear Valley Water Rev. 5% 5/1/2036                                                 1,524,312         134
       525M   Erie GO 5 3/4% 5/15/2007*                                                            553,875          49
     1,200M   New Castle Sanitation Auth. Swr. 5% 6/1/2027                                       1,255,500         110
              State Public School Bldg. Authority Revenue:
     1,000M     Colonial 5% 5/15/2026                                                            1,068,750          94
     1,000M     Philadelphia 5 1/4% 6/1/2024                                                     1,090,000          95
     1,000M     Richland 5% 11/15/2023                                                           1,078,750          94
----------------------------------------------------------------------------------------------------------------------
                                                                                                 6,571,187         576
----------------------------------------------------------------------------------------------------------------------
              Puerto Rico--.5%
       545M   Puerto Rico Indl. Tourist Educ. Med. & Env.
                Cntl. Facs. 6 1/4% 7/1/2016                                                        557,269          48
----------------------------------------------------------------------------------------------------------------------
              South Carolina--1.0%
     1,000M   Hilton Head Island Rev. 5 1/8% 12/1/2022                                           1,088,750          96
----------------------------------------------------------------------------------------------------------------------
              Texas--6.8%
       505M   Austin Texas Utility Systems Rev. 6% 11/15/2013                                      585,169          51
     5,000M   Houston Utility Systems Rev. 5 1/4% 5/15/2020                                      5,506,250         483
     1,600M   Tyler Ind. School District GO 5% 2/15/2028                                         1,702,000         149
----------------------------------------------------------------------------------------------------------------------
                                                                                                 7,793,419         683
----------------------------------------------------------------------------------------------------------------------
              Virginia--2.0%
     1,100M   Dinwiddie Cnty. Indl. Dev. Auth. Lease Rev.
                Series "B" 5% 2/15/2024                                                          1,181,125         104
     1,000M   Richmond Public Utility Rev. 5% 1/15/2022                                          1,087,500          95
----------------------------------------------------------------------------------------------------------------------
                                                                                                 2,268,625         199
----------------------------------------------------------------------------------------------------------------------




Portfolio of Investments (continued)
FIRST INVESTORS INSURED TAX EXEMPT FUND II
June 30, 2005

----------------------------------------------------------------------------------------------------------------------
                                                                                                                Amount
                                                                                                              Invested
                                                                                                              For Each
 Principal                                                                                                  $10,000 of
    Amount    Security                                                                               Value  Net Assets
----------------------------------------------------------------------------------------------------------------------
              Washington--1.0%
    $1,090M   King County Sewer Rev. 5 1/2% 1/1/2021                                            $1,200,363        $104
----------------------------------------------------------------------------------------------------------------------
              West Virginia --2.1%
     2,300M   State Wtr. Dev. Auth. Rev. 5% 11/1/2033                                            2,438,000         214
----------------------------------------------------------------------------------------------------------------------
Total Value of Municipal Bonds (cost $109,616,702)                                             114,925,762      10,070
----------------------------------------------------------------------------------------------------------------------
              SHORT-TERM TAX EXEMPT INVESTMENTS--2.6%
              Adjustable Rate Notes**
     1,600M   Missouri St. Hlth. & Edl. Facs. 2.23%                                              1,600,000         140
     1,400M   University of Michigan Regent Hosp. Rev. 2.25%                                     1,400,000         123
----------------------------------------------------------------------------------------------------------------------
Total Value of Short-Term Tax Exempt Investments
  (cost $3,000,000)                                                                              3,000,000         263
----------------------------------------------------------------------------------------------------------------------
Total Value of Municipal Investments (cost $112,616,702)                             103.3%    117,925,762      10,333
Excess of Liabilities Over Other Assets                                               (3.3)     (3,803,912)       (333)
----------------------------------------------------------------------------------------------------------------------
Net Assets                                                                           100.0%   $114,121,850     $10,000
======================================================================================================================

                                                                                Expiration     Notional     Unrealized
Interest Rate Swaps                                                                   Date       Amount   Depreciation
----------------------------------------------------------------------------------------------------------------------
Receive quarterly a floating rate based on the
  BMA Index and pay quarterly a fixed rate
  equal to 3.69% with Citibank, N.A.                                             1/13/2015       $2,600M      $(57,221)
Receive quarterly a floating rate based on the
  BMA Index and pay quarterly a fixed rate
  equal to 3.661% with Citibank, N.A.                                            4/21/2015        5,300M       (88,411)
----------------------------------------------------------------------------------------------------------------------
                                                                                                 $7,900M     $(145,632)
======================================================================================================================

 * Municipal Bonds which have been prerefunded are shown maturing at the prerefunded call date.

** Interest rates are determined and reset daily by the issuer and are the rates in effect at
   June 30, 2005.

See notes to financial statements


Fund Expenses
FIRST INVESTORS NEW YORK INSURED TAX FREE FUND, INC.

The examples below show the ongoing costs (in dollars) of investing in your Fund and will help you in comparing these costs with costs of other mutual funds. Please refer to page 3 for a detailed explanation of the information presented in these examples.

----------------------------------------------------------------------------------------------
                                                  Beginning        Ending
                                                   Account         Account     Expenses Paid
                                                    Value           Value      During Period
                                                   (1/1/05)       (6/30/05)   (1/1/05-6/30/05)*
----------------------------------------------------------------------------------------------
Expense Example - Class A Shares
Actual                                           $1,000.00       $1,019.79         $4.91
Hypothetical
 (5% annual return before expenses)              $1,000.00       $1,019.93         $4.91
----------------------------------------------------------------------------------------------
Expense Example - Class B Shares
Actual                                           $1,000.00       $1,016.03         $8.65
Hypothetical
 (5% annual return before expenses)              $1,000.00       $1,016.21         $8.65
----------------------------------------------------------------------------------------------

* Expenses are equal to the annualized expense ratio of .98% for Class A shares and 1.73% for Class B shares, multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period). Expenses paid during the period are net of expenses waived.



Portfolio Composition
BY SECTOR

[BAR CHART DATA]

General Obligations                    29.6%
Education                              23.8%
Utilities                              18.2%
Transportation                         17.9%
Other Revenue                           4.8%
Short-Term Tax Exempt Investments       2.6%
Health Care                             1.8%
Housing                                 1.3%

Portfolio holdings and allocations are subject to change. Percentages are as of June 30, 2005, and are based on the total value of investments.

Portfolio of Investments
FIRST INVESTORS NEW YORK INSURED TAX FREE FUND, INC.
June 30, 2005

----------------------------------------------------------------------------------------------------------------------
                                                                                                                Amount
                                                                                                              Invested
                                                                                                              For Each
 Principal                                                                                                  $10,000 of
    Amount    Security                                                                               Value  Net Assets
----------------------------------------------------------------------------------------------------------------------
              MUNICIPAL BONDS--100.2%
              Education--24.5%
      $500M   Madison County NY IDA Morrisville St. College
                5% 6/1/2032                                                                       $526,250         $29
     1,425M   Montgomery County Indl. Dev. Agy. Lease Rev.
                HFM BOCES Series "A" 5% 7/1/2024                                                 1,528,312          84
              New York State Dormitory Authority Revenue:
                City University:
     2,000M     5 3/4% 7/1/2009*                                                                 2,235,000         122
     3,955M     5 3/4% 7/1/2013                                                                  4,493,868         246
     3,000M     6% 7/1/2020                                                                      3,716,250         204
     2,350M   Colgate University 6% 7/1/2021                                                     2,952,188         162
     1,500M   Educational Facility 5 1/4% 5/15/2021                                              1,749,375          96
              Fashion Institution of Technology:
     1,000M     5 1/4% 7/1/2019                                                                  1,115,000          61
     1,300M     5% 7/1/2029                                                                      1,389,375          76
              New York University:
     1,610M     6% 7/1/2018                                                                      1,986,338         109
     2,155M     5% 7/1/2021                                                                      2,354,338         129
     2,205M     5% 7/1/2022                                                                      2,397,938         131
     2,345M     5% 7/1/2023                                                                      2,541,394         139
     1,425M   NYSARC Insured Series "A" 5 1/4% 7/1/2018                                          1,578,188          87
     2,715M   Rochester Institute of Technology
                5 1/4% 7/1/2018                                                                  2,986,500         164
              School Districts Financing Program:
     3,550M   Series "A" 5 1/4% 4/1/2022                                                         3,944,938         216
     1,000M   Series "C" 5 1/4% 4/1/2021                                                         1,095,000          60
              Special Act School Districts Program:
     1,375M     6% 7/1/2012                                                                      1,541,719          85
     1,460M     6% 7/1/2013                                                                      1,631,550          89
              State Dormitory Facilities Series "A":
     1,085M     5% 7/1/2020                                                                      1,175,869          64
     1,685M     5% 7/1/2021                                                                      1,819,800         100
----------------------------------------------------------------------------------------------------------------------
                                                                                                44,759,190       2,453
----------------------------------------------------------------------------------------------------------------------




----------------------------------------------------------------------------------------------------------------------
                                                                                                                Amount
                                                                                                              Invested
                                                                                                              For Each
 Principal                                                                                                  $10,000 of
    Amount    Security                                                                               Value  Net Assets
----------------------------------------------------------------------------------------------------------------------
              General Obligations--30.5%
              Buffalo:
    $1,040M     General Improvement Series "D"
                  6% 12/1/2013                                                                  $1,173,900         $64
                School District Series "B":
     1,130M       5 3/8% 11/15/2016                                                              1,261,362          69
     2,360M       5 3/8% 11/15/2017                                                              2,631,400         144
     2,620M       5 3/8% 11/15/2019                                                              2,908,200         159
     1,000M     School District Series "D" 5 1/2% 12/15/2015                                     1,116,250          61
     1,000M   Central Square Central School Dist.
                5% 5/15/2017                                                                     1,093,750          60
              Eastport South Manor Central School District:
     1,250M     5% 6/15/2016                                                                     1,373,437          75
     1,315M     5% 6/15/2017                                                                     1,438,281          79
     1,385M     5% 6/15/2018                                                                     1,507,919          83
     1,000M   Ilion Central School Dist. Series "B"
                5 1/2% 6/15/2015                                                                 1,137,500          62
              New York City:
     4,420M     Series "C" 5 5/8% 3/15/2019                                                      4,961,450         272
                Series "E":
     1,000M       6.2% 8/1/2008                                                                  1,093,750          60
     4,570M       5 3/4%, 5/15/2010*                                                             5,181,237         284
     2,000M       5 3/4% 8/1/2018                                                                2,277,500         125
     2,500M   Series "F" 5 1/4% 8/1/2014                                                         2,753,125         151
     2,885M   Series "G" 5 3/4% 8/1/2018                                                         3,285,294         180
     1,680M   Niagara Falls Public Improvement 7 1/2% 3/1/2015                                   2,228,100         122
     1,395M   North Syracuse Central School Dist. Series "A"
                  5% 6/15/2018                                                                   1,513,575          83
     4,000M   Puerto Rico Municipal Finance Agy. 6% 8/1/2015                                     4,470,000         245
     1,000M   Red Hook Central School Dist. 5 1/8% 6/15/2017                                     1,097,500          60
     1,000M   Rome School District 5 1/2% 6/15/2016                                              1,093,750          60
              Shenendehowa Central School Dist.
                (Clifton Park) Series "E":
       585M       5% 1/1/2018                                                                      631,800          35
       610M       5% 1/1/2019                                                                      656,513          36
----------------------------------------------------------------------------------------------------------------------




Portfolio of Investments (continued)
FIRST INVESTORS NEW YORK INSURED TAX FREE FUND, INC.
June 30, 2005


----------------------------------------------------------------------------------------------------------------------
                                                                                                                Amount
                                                                                                              Invested
                                                                                                              For Each
 Principal                                                                                                  $10,000 of
    Amount    Security                                                                               Value  Net Assets
----------------------------------------------------------------------------------------------------------------------
              General Obligations (continued)
    $1,775M   Webster Central School District 5% 6/15/2019                                      $1,941,406        $107
                Yonkers Series "A":
     1,900M       5 3/4% 10/1/2010*                                                              2,168,375         119
     1,345M       5 1/8% 7/1/2016                                                                1,474,456          81
     1,410M       5 1/4% 7/1/2017                                                                1,554,525          85
     1,480M       5 1/4% 7/1/2018                                                                1,624,300          89
----------------------------------------------------------------------------------------------------------------------
                                                                                                55,648,655       3,050
----------------------------------------------------------------------------------------------------------------------
              Health Care--1.8%
     1,320M   New York State Dormitory Auth. Rev.
                (United Cerebral Palsy Aff.) 5 1/8% 7/1/2021                                     1,442,100          79
     1,850M   New York State Medical Care Facs. Agy.
                (Long Term Hlth. Care) 7 3/8% 11/1/2011                                          1,859,953         102
----------------------------------------------------------------------------------------------------------------------
                                                                                                 3,302,053         181
----------------------------------------------------------------------------------------------------------------------
              Housing--1.3%
     2,345M   New York State Hsg. Fin. Agy. Rev. 6.05% 5/1/2011                                  2,438,237         134
----------------------------------------------------------------------------------------------------------------------
              Transportation--18.4%
              Metropolitan Transit Authority of New York:
                Transit Authority Revenue:
     2,500M       Series "A" 5% 11/15/2020                                                       2,709,375         148
     5,000M       Series "B" 5 1/4% 11/15/2022                                                   5,512,500         302
     5,000M       Series "B" 5% 11/15/2035 (when-issued)                                         5,368,750         294
     2,725M     Transit Dedicated Tax 5 1/8% 11/15/2020                                          2,977,062         163
              New York State Thruway Auth. Hwy. & Bridge
                Series "A":
     1,500M       6% 4/1/2015                                                                    1,698,750          93
     3,250M       5 1/4% 4/1/2017                                                                3,587,188         197
     3,500M       5 1/4% 4/1/2018                                                                3,850,000         211
     6,900M   Triborough Bridge & Tunnel Auth. Series "Y"
                6% 1/1/2012                                                                      7,822,875         429
----------------------------------------------------------------------------------------------------------------------
                                                                                                33,526,500       1,837
----------------------------------------------------------------------------------------------------------------------




----------------------------------------------------------------------------------------------------------------------
                                                                                                                Amount
                                                                                                              Invested
                                                                                                              For Each
 Principal                                                                                                  $10,000 of
    Amount    Security                                                                               Value  Net Assets
----------------------------------------------------------------------------------------------------------------------
              Utilities--18.7%
    $1,015M   Nassau County Sewer and Storm Water Fin.
                Auth. Series "B" 5% 10/1/2024                                                   $1,094,931         $60
              New York City Municipal Water Fin. Auth.
                Revenue:
     2,750M     6% 6/15/2021                                                                     3,454,687         189
     7,000M     5 1/2% 6/15/2033                                                                 7,665,000         420
              Puerto Rico Electric Power Auth. Revenue:
     8,000M     5 3/8% 7/1/2017                                                                  8,990,000         493
     5,000M     5% 7/1/2029                                                                      5,375,000         294
     6,165M   Suffolk County Water Auth. Rev. 6% 6/1/2017                                        7,552,125         414
----------------------------------------------------------------------------------------------------------------------
                                                                                                34,131,743       1,870
----------------------------------------------------------------------------------------------------------------------
              Other Revenue--5.0%
              Nassau County Interim Fin. Authority:
     2,500M     5 3/4% 11/15/2010*                                                               2,837,500         156
     1,705M     5% 11/15/2023 (when-issued)                                                      1,852,056         101
     3,000M   New York City Transitional Fin. Auth.
                5 1/4% 8/1/2020                                                                  3,281,250         180
       865M   New York State Dorm. Auth. Rev.
                (Jud. Facs. Lease) 7 3/8% 7/1/2016                                               1,060,706          58
----------------------------------------------------------------------------------------------------------------------
                                                                                                 9,031,512         495
----------------------------------------------------------------------------------------------------------------------
Total Value of Municipal Bonds (cost $167,260,173)                                             182,837,890      10,020
----------------------------------------------------------------------------------------------------------------------
              SHORT-TERM TAX EXEMPT INVESTMENTS--2.6%
     4,800M   New York City Transitional Financial
                Authority Series "C" Adjustable Rate Note
                2.18%** (cost $4,800,000)                                                        4,800,000         263
----------------------------------------------------------------------------------------------------------------------
Total Value of Municipal Investments (cost $172,060,173)                             102.8%    187,637,890      10,283
Excess of Liabilities Over Other Assets                                               (2.8)     (5,159,135)       (283)
----------------------------------------------------------------------------------------------------------------------
Net Assets                                                                           100.0%   $182,478,755     $10,000
======================================================================================================================




Portfolio of Investments (continued)
FIRST INVESTORS NEW YORK INSURED TAX FREE FUND, INC.
June 30, 2005


----------------------------------------------------------------------------------------------------------------------
                                                                                Expiration     Notional     Unrealized
Interest Rate Swaps                                                                   Date       Amount   Depreciation
----------------------------------------------------------------------------------------------------------------------
Receive quarterly a floating rate based on the
  BMA Index and pay quarterly a fixed rate
  equal to 3.69% with Citibank, N.A.                                               1/13/2015    $2,000M     $(44,016)
Receive quarterly a floating rate based on the
  BMA Index and pay quarterly a fixed rate
  equal to 3.548% with Citibank, N.A.                                              2/15/2015     9,500M      (93,923)
Receive quarterly a floating rate based on the
  BMA Index and pay quarterly a fixed rate
  equal to 3.661% with Citibank, N.A.                                              4/21/2015    17,900M     (298,594)
----------------------------------------------------------------------------------------------------------------------
                                                                                               $29,400M    $(436,533)
======================================================================================================================

 * Municipal Bonds which have been prerefunded are shown maturing at the prerefunded call date.

** Interest rate is determined and reset daily by the issuer and is the rate in effect at June 30, 2005.

See notes to financial statements


Fund Expenses
First Investors Multi-State Insured Tax Free Fund--ARIZONA FUND

The examples below show the ongoing costs (in dollars) of investing in your Fund and will help you in comparing these costs with costs of other mutual funds. Please refer to page 3 for a detailed explanation of the information presented in these examples.

----------------------------------------------------------------------------------------------
                                                  Beginning       Ending
                                                   Account        Account      Expenses Paid
                                                    Value          Value       During Period
                                                  (1/1/05)       (6/30/05)   (1/1/05-6/30/05)*
----------------------------------------------------------------------------------------------
Expense Example - Class A Shares
Actual                                            $1,000.00     $1,017.24          $3.75
Hypothetical
 (5% annual return before expenses)               $1,000.00     $1,021.07          $3.76
----------------------------------------------------------------------------------------------
Expense Example - Class B Shares
Actual                                            $1,000.00     $1,014.15          $7.49
Hypothetical
 (5% annual return before expenses)               $1,000.00     $1,017.35          $7.50
----------------------------------------------------------------------------------------------

* Expenses are equal to the annualized expense ratio of .75% for Class A shares and 1.50% for Class B shares, multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period). Expenses paid during the period are net of expenses waived.


Portfolio Composition
BY SECTOR

[BAR CHART DATA]

Utilities                              26.2%
Other Revenue                          24.0%
General Obligations                    14.9%
Education                              13.4%
Health Care                             8.4%
Certificates of Participation           7.5%
Transportation                          4.7%
Housing                                 0.9%

Portfolio holdings and allocations are subject to change. Percentages are as of June 30, 2005, and are based on the total value of investments.

Portfolio of Investments
First Investors Multi-State Insured Tax Free Fund--ARIZONA FUND
June 30, 2005

----------------------------------------------------------------------------------------------------------------------
                                                                                                                Amount
                                                                                                              Invested
                                                                                                              For Each
 Principal                                                                                                  $10,000 of
    Amount    Security                                                                               Value  Net Assets
----------------------------------------------------------------------------------------------------------------------
              MUNICIPAL BONDS--98.0%
              Certificates of Participation--7.4%
      $500M   Arizona State Municipal Financing Prog.
                5 3/8% 8/1/2030                                                                   $541,875        $297
       750M   Arizona State Univ. Research Infrastructure
                5% 9/1/2026                                                                        801,562         440
----------------------------------------------------------------------------------------------------------------------
                                                                                                 1,343,437         737
----------------------------------------------------------------------------------------------------------------------
              Education--13.1%
       500M   Arizona State University Rev. Sys.
                5.65% 7/1/2009*                                                                    555,625         305
     1,000M   Energy Mgmt. Svcs. (Arizona St. Univ. Proj.
                Main Campus) 5 1/4% 7/1/2018                                                     1,100,000         604
       640M   South Campus Group (Arizona St. Univ. Proj.
                South Campus) 5 5/8% 9/1/2023                                                      727,200         399
----------------------------------------------------------------------------------------------------------------------
                                                                                                 2,382,825       1,308
----------------------------------------------------------------------------------------------------------------------
              General Obligations--14.6%
              Maricopa County School District:
     1,000M     #41 (Gilbert) Zero Coupon 1/1/2008                                                 927,500         509
       525M     #80 (Chandler) 6 1/4% 7/1/2011                                                     611,625         336
     1,000M   Phoenix Series "B" 5 3/8% 7/1/2019                                                 1,123,750         617
----------------------------------------------------------------------------------------------------------------------
                                                                                                 2,662,875       1,462
----------------------------------------------------------------------------------------------------------------------
              Health Care--8.2%
       650M   Maricopa County Ind. Dev. Hosp. Facs. Auth.
                (Samaritan Hlth. Svcs.) 7% 12/1/2016                                               826,313         453
       600M   Mesa Ind. Dev. Auth. (Discovery Hlth. Sys.)
                5 7/8% 1/1/2010*                                                                   677,250         372
----------------------------------------------------------------------------------------------------------------------
                                                                                                 1,503,563         825
----------------------------------------------------------------------------------------------------------------------
              Housing--.9%
       150M   Phoenix Ind. Dev. Auth. (Ventana Palms Apts.)
                6.1% 10/1/2019                                                                     161,062          88
----------------------------------------------------------------------------------------------------------------------




----------------------------------------------------------------------------------------------------------------------
                                                                                                                Amount
                                                                                                              Invested
                                                                                                              For Each
 Principal                                                                                                  $10,000 of
    Amount    Security                                                                               Value  Net Assets
----------------------------------------------------------------------------------------------------------------------
              Transportation--4.6%
      $385M   Phoenix Airport Rev. 6 1/4% 7/1/2012                                                $389,820        $214
       400M   Tucson Street & Highway User Rev.
              5 3/8% 7/1/2010*                                                                     443,500         244
----------------------------------------------------------------------------------------------------------------------
                                                                                                   833,320         458
----------------------------------------------------------------------------------------------------------------------
              Utilities--25.7%
     1,000M   Mesa Utility Systems Revenue 5% 7/1/2019                                           1,130,000         620
              Phoenix Civic Improvement Corp. Water Sys.
                Revenue:
     1,000M     5% 7/1/2018                                                                      1,075,000         590
       500M     5 1/2% 7/1/2020                                                                    555,625         305
       500M   Phoenix Civic Wastewater Rev. 5 3/8% 7/1/2015                                        553,750         304
       750M   Pima County Sewer Rev. 5 3/8% 7/1/2014                                               822,188         452
       500M   Tucson Water Rev. 5.3% 7/1/2009*                                                     545,000         299
----------------------------------------------------------------------------------------------------------------------
                                                                                                 4,681,563       2,570
----------------------------------------------------------------------------------------------------------------------
              Other Revenue--23.5%
     1,000M   Flagstaff Municipal Facs. Corp. 5 1/4% 7/1/2020                                    1,100,000         604
       250M   Greater Arizona Dev. Auth. Series "A"
                6% 8/1/2015                                                                        275,937         152
       500M   Maricopa County Public Finance Rev.
                5 1/2% 7/1/2015                                                                    556,250         305
       750M   Maricopa County Stadium District Rev.
                5 3/8% 6/1/2017                                                                    835,313         459
       400M   Sierra Vista Municipal Property Corp. Muni.
                Facs. Rev. 6% 1/1/2011                                                             404,964         222
     1,000M   Tempe Excise Tax Rev. 5 1/4% 7/1/2020                                              1,107,500         608
----------------------------------------------------------------------------------------------------------------------
                                                                                                 4,279,964       2,350
----------------------------------------------------------------------------------------------------------------------
Total Value of Municipal Bonds (cost $16,553,882)                                     98.0%     17,848,609       9,798
Other Assets, Less Liabilities                                                         2.0         367,985         202
----------------------------------------------------------------------------------------------------------------------
Net Assets                                                                           100.0%    $18,216,594     $10,000
======================================================================================================================




Portfolio of Investments (continued)
First Investors Multi-State Insured Tax Free Fund--ARIZONA FUND
June 30, 2005

----------------------------------------------------------------------------------------------------------------------
                                                                                  Expiration   Notional     Unrealized
Interest Rate Swaps                                                                     Date     Amount   Depreciation
----------------------------------------------------------------------------------------------------------------------
Receive quarterly a floating rate based on the
  BMA Index and pay quarterly a fixed rate
  equal to 3.338% with JPMorgan Chase Bank, N.A.                                    5/4/2010     $1,000M       $(5,817)
Receive quarterly a floating rate based on the
  BMA Index and pay quarterly a fixed rate
  equal to 3.661% with Citibank, N.A.                                              4/21/2015        900M       (15,013)
----------------------------------------------------------------------------------------------------------------------
                                                                                                 $1,900M      $(20,830)
======================================================================================================================

* Municipal Bonds which have been prerefunded are shown maturing at the prerefunded call date.

See notes to financial statements


Fund Expenses
First Investors Multi-State Insured Tax Free Fund--CALIFORNIA FUND

The examples below show the ongoing costs (in dollars) of investing in your Fund and will help you in comparing these costs with costs of other mutual funds. Please refer to page 3 for a detailed explanation of the information presented in these examples.


----------------------------------------------------------------------------------------------
                                                  Beginning       Ending
                                                   Account        Account      Expenses Paid
                                                    Value          Value       During Period
                                                  (1/1/05)       (6/30/05)   (1/1/05-6/30/05)*
----------------------------------------------------------------------------------------------
Expense Example - Class A Shares
Actual                                           $1,000.00       $1,023.44         $4.26
Hypothetical
 (5% annual return before expenses)              $1,000.00       $1,020.57         $4.26
----------------------------------------------------------------------------------------------
Expense Example - Class B Shares
Actual                                           $1,000.00       $1,019.50         $8.01
Hypothetical
 (5% annual return before expenses)              $1,000.00       $1,016.86         $8.00
----------------------------------------------------------------------------------------------

* Expenses are equal to the annualized expense ratio of .85% for Class A shares and 1.60% for Class B shares, multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period). Expenses paid during the period are net of expenses waived.



Portfolio Composition
BY SECTOR

[BAR CHART DATA]

Utilities                              31.0%
General Obligations                    26.0%
Other Revenue                          21.9%
Certificates of Participation           8.8%
Transportation                          6.5%
Education                               5.5%
Short-Term Tax Exempt Investments       0.3%

Portfolio holdings and allocations are subject to change. Percentages are as of June 30, 2005, and are based on the total value of investments.


Portfolio of Investments
First Investors Multi-State Insured Tax Free Fund--CALIFORNIA FUND
June 30, 2005

----------------------------------------------------------------------------------------------------
                                                                                              Amount
                                                                                            Invested
                                                                                            For Each
Principal                                                                                 $10,000 of
  Amount      Security                                                             Value  Net Assets
----------------------------------------------------------------------------------------------------
              MUNICIPAL BONDS--98.4%
              Certificates of Participation--8.6%
      $500M   Castaic Lake Water Agency Water Sys. Impt.
                Proj. 7% 8/1/2012                                               $614,375        $208
       750M   Los Angeles Real Property Prog. 5.3% 4/1/2022                      826,875         281
     1,000M   West Contra Costa Healthcare 5 3/8% 7/1/2024                     1,102,500         374
----------------------------------------------------------------------------------------------------
                                                                               2,543,750         863
----------------------------------------------------------------------------------------------------
              Education--5.5%
     1,500M   California Educational Facs. Auth. Rev.
                Series "A" (Occidental College) 5% 10/1/2036                   1,608,750         546
----------------------------------------------------------------------------------------------------
              General Obligations--25.7%
     1,000M   Chaffey Community College District
                5 1/4% 7/1/2022                                                1,098,750         373
       500M   Fontana School District 5 3/4% 5/1/2022                            554,375         188
       650M   Jefferson Unified High Sch. Dist.
                (San Mateo Cnty.) 6 1/4% 2/1/2016                                799,500         271
     1,000M   Morgan Hill Unified School District
                5 1/4% 8/1/2018                                                1,110,000         377
       750M   Natomas Unified School District 5.95% 9/1/2021                     900,000         305
     1,000M   San Diego Unified School District Series "E"
                5 1/4% 7/1/2013*                                               1,128,750         383
     1,000M   Santa Monica Community College District
              Series "A" 5% 5/1/2025                                           1,080,000         366
              Walnut Valley School District:
       250M      6% 8/1/2012                                                     294,375         100
       500M      7.2% 2/1/2016                                                   614,375         209
----------------------------------------------------------------------------------------------------
                                                                               7,580,125       2,572
----------------------------------------------------------------------------------------------------
              Transportation--6.4%
     1,000M   Port of Oakland Revenue Bonds Series "M"
                5 1/4% 11/1/2020                                               1,100,000         373
       700M   Puerto Rico Commonwealth Hwy. & Trans. Auth.
                Rev. 5 3/4% 7/1/2018                                             784,875         266
----------------------------------------------------------------------------------------------------
                                                                               1,884,875         639
----------------------------------------------------------------------------------------------------




----------------------------------------------------------------------------------------------------
                                                                                              Amount
                                                                                            Invested
                                                                                            For Each
Principal                                                                                 $10,000 of
  Amount      Security                                                             Value  Net Assets
----------------------------------------------------------------------------------------------------
              Utilities--30.6%
    $1,500M   California State Dept. Water Res. Pwr.
                Supply Rev. Series "A" 5 3/8% 5/1/2018                        $1,668,750        $566
       250M   Fresno Sewer Rev. 6 1/4% 9/1/2014                                  302,500         103
     1,150M   Los Angeles Water & Power Rev. Series "B"
                5 1/8% 7/1/2020                                                1,256,375         426
       700M   Puerto Rico Electric Power Auth. Rev.
                5 3/8% 7/1/2017                                                  786,625         267
     1,000M   Sacramento Cnty. Sanitation Dist. Fing.
                Auth. Rev. 5% 12/1/2027                                        1,053,750         357
     1,210M   San Juan Basin Auth. Rev. (Ground Wtr. Rec.
                Proj.) 5 1/4% 12/1/2017                                        1,352,175         459
     1,525M   Semitropic Impt. Dist. Water Storage Dist.
                5 1/2% 12/1/2022                                               1,730,875         587
       750M   South Gate Public Fing. Auth. Wtr. Rev.
                Series "A" 6% 10/1/2012                                          867,187         294
----------------------------------------------------------------------------------------------------
                                                                               9,018,237       3,059
----------------------------------------------------------------------------------------------------
              Other Revenue--21.6%
       390M   Barstow Redeveloping Agency 7% 9/1/2014                            460,475         156
     1,000M   California State Public Works Board
                6 1/2% 12/1/2008                                               1,112,500         377
     1,000M   Long Beach Fing. Auth. Rev. 6% 11/1/2017                         1,198,750         407
     1,105M   Palm Springs Fing. Auth. Lease Rev. Series
                "A" (Convention Ctr. Proj.) 5 1/4% 11/1/2020                   1,251,413         424
     1,000M   Rohnert Park Cmnty. Dev. Comm. Tax Alloc.
                Rev. 5 1/4% 8/1/2020                                           1,098,750         373
       325M   San Jose Redevelopment Agy. 6% 8/1/2015                            390,812         133
       700M   San Mateo Joint Powers Auth. Lease Rev.
                6 1/2% 7/1/2015                                                  860,125         292
----------------------------------------------------------------------------------------------------
                                                                               6,372,825       2,162
----------------------------------------------------------------------------------------------------
Total Value of Municipal Bonds (cost $26,509,352)                             29,008,562       9,841
----------------------------------------------------------------------------------------------------





Portfolio of Investments (continued)
First Investors Multi-State Insured Tax Free Fund--CALIFORNIA FUND
June 30, 2005

----------------------------------------------------------------------------------------------------
                                                                                              Amount
                                                                                            Invested
                                                                                            For Each
Principal                                                                                 $10,000 of
  Amount      Security                                                             Value  Net Assets
----------------------------------------------------------------------------------------------------
              SHORT-TERM TAX EXEMPT INVESTMENTS--.3%
      $100M   California Health Facs. Fin. Auth. Rev.
                Adjustable Rate Note 2.15%** (cost $100,000)                    $100,000         $34
----------------------------------------------------------------------------------------------------
Total Value of Municipal Investments (cost $26,609,352)             98.7%     29,108,562       9,875
Other Assets, Less Liabilities                                       1.3         367,877         125
----------------------------------------------------------------------------------------------------
Net Assets                                                         100.0%    $29,476,439     $10,000
====================================================================================================

                                                              Expiration   Notional       Unrealized
Interest Rate Swaps                                                 Date     Amount     Depreciation
----------------------------------------------------------------------------------------------------
Receive quarterly a floating rate based on the
  BMA Index and pay quarterly a fixed rate
  equal to 3.69% with Citibank, N.A.                           1/13/2015     $1,500M        $(33,012)
Receive quarterly a floating rate based on the
  BMA Index and pay quarterly a fixed rate
  equal to 3.661% with Citibank, N.A.                          4/21/2015      1,400M         (23,354)
----------------------------------------------------------------------------------------------------
                                                                             $2,900M        $(56,366)
====================================================================================================

 * Municipal Bonds which have been prerefunded are shown maturing at the prerefunded call date.

** Interest rate is determined and reset daily by the issuer and is the rate in effect at
   June 30, 2005.

See notes to financial statements


Fund Expenses
First Investors Multi-State Insured Tax Free Fund--COLORADO FUND

The examples below show the ongoing costs (in dollars) of investing in your Fund and will help you in comparing these costs with costs of other mutual funds. Please refer to page 3 for a detailed explanation of the information presented in these examples.

-------------------------------------------------------------------------------------------
                                                  Beginning       Ending
                                                   Account        Account    Expenses Paid
                                                    Value          Value     During Period
                                                  (1/1/05)       (6/30/05) (1/1/05-6/30/05)*
-------------------------------------------------------------------------------------------
Expense Example - Class A Shares
Actual                                            $1,000.00      $1,020.69       $3.01
Hypothetical
 (5% annual return before expenses)               $1,000.00      $1,021.81       $3.01
-------------------------------------------------------------------------------------------
Expense Example - Class B Shares
Actual                                            $1,000.00      $1,016.69       $6.75
Hypothetical
 (5% annual return before expenses)               $1,000.00      $1,018.10       $6.76
-------------------------------------------------------------------------------------------

* Expenses are equal to the annualized expense ratio of .60% for Class A shares and 1.35%
  for  Class B shares, multiplied by the average account value over the period, multiplied by 181/365  (to reflect the one-half year period). Expenses paid during the period are net of expenses waived.


Portfolio Composition
BY SECTOR

(BAR CHART DATA:)

General Obligations                    38.9%
Utilities                              17.3%
Other Revenue                          17.2%
Education                               8.6%
Health Care                             8.1%
Transportation                          5.3%
Certificates of Participation           4.6%

Portfolio holdings and allocations are subject to change. Percentages are as of June 30, 2005, and are based on the total value of investments.

Portfolio of Investments
First Investors Multi-State Insured Tax Free Fund--COLORADO FUND
June 30, 2005

----------------------------------------------------------------------------------------------------
                                                                                              Amount
                                                                                            Invested
                                                                                            For Each
Principal                                                                                 $10,000 of
  Amount      Security                                                             Value  Net Assets
----------------------------------------------------------------------------------------------------
              MUNICIPAL BONDS--97.6%
              Certificates of Participation--4.5%
      $250M   Broomfield Open Space 5 1/2% 12/1/2020                            $274,063        $247
       200M   Greeley Building Auth. 5.6% 11/1/2019                              221,750         200
----------------------------------------------------------------------------------------------------
                                                                                 495,813         447
----------------------------------------------------------------------------------------------------
              Education--8.4%
              Colorado School of Mines Auxiliary Facs. Revenue:
       200M     5 1/4% 12/1/2020                                                 218,500         197
       300M     5% 12/1/2024                                                     321,750         291
       350M   University of Northern Colorado Rev.
                5 1/2% 6/1/2018                                                  386,750         349
----------------------------------------------------------------------------------------------------
                                                                                 927,000         837
----------------------------------------------------------------------------------------------------
              General Obligations--38.0%
       500M   Adams & Arapahoe Cntys. Jnt. Sch. Dist. #28J
                Aurora Series "A" 5 1/8% 12/1/2021                               546,250         493
     1,000M   Arapahoe Cnty. School District #6 Littleton
                5 1/4% 12/1/2019                                               1,096,250         989
       200M   Arapahoe Cnty. Water & Wastewater Series "B"
                5 3/4% 12/1/2019                                                 226,500         205
       250M   Centennial Downs Met. District 5% 12/1/2028                        265,937         240
       200M   Clear Creek School District #RE 1,
                6 1/4% 12/1/2010*                                                231,500         209
              El Paso County School District:
       350M     #2 (Harrison) 5 1/2% 12/1/2018                                   388,500         351
       250M     #20, 5 1/4% 12/15/2017                                           276,250         249
       200M     #49 (Falcon) 5 1/2% 12/1/2013                                    226,000         204
       350M     #49 (Falcon) 5 3/4% 12/1/2015                                    397,250         359
       250M   Hyland Hills Park & Rec. Dist.
                5 1/2% 12/15/2018                                                282,813         255
       250M   Pueblo County School District #70,
                5 1/4% 12/1/2022                                                 271,875         245
----------------------------------------------------------------------------------------------------
                                                                               4,209,125       3,799
----------------------------------------------------------------------------------------------------




----------------------------------------------------------------------------------------------------
                                                                                              Amount
                                                                                            Invested
                                                                                            For Each
Principal                                                                                 $10,000 of
  Amount      Security                                                             Value  Net Assets
----------------------------------------------------------------------------------------------------
              Health Care--7.9%
      $200M   Colorado Health Facs. (Poudre Valley Hlth.
                Care) 5 5/8% 12/1/2009*                                         $223,500        $202
       250M   Colorado Springs Hospital Rev. 6% 12/15/2005*                      258,758         233
       350M   Denver City & Cnty. Mental Hlth. Corp.
                Series "A" 5 1/2% 7/15/2015                                      392,437         354
----------------------------------------------------------------------------------------------------
                                                                                 874,695         789
----------------------------------------------------------------------------------------------------
              Transportation--5.1%
              Denver City & County Airport Revenue:
       255M     5 1/2% 11/15/2016                                                283,369         256
       250M     5 3/4% 11/15/2020                                                285,312         257
----------------------------------------------------------------------------------------------------
                                                                                 568,681         513
----------------------------------------------------------------------------------------------------
              Utilities--16.9%
       200M   Boulder Water & Sewer Rev. 5.6% 12/1/2016                          222,750         201
       200M   Broomfield Water Activity Enterprise Water Rev.
                5 1/2% 12/1/2019                                                 221,250         200
              Colorado Water Resources & Power Dev. Authority:
       250M   Fountain Utility ( Enterprise Proj.) 5% 12/1/2035                  261,875         236
              Small Water Resources Rev. Series "A":
       200M     5 3/4% 11/1/2017                                                 224,250         202
       250M     5 1/4% 11/1/2021                                                 272,813         246
       400M   Denver City & County Wastewater Rev.
                5 1/4% 11/1/2016                                                 443,000         400
       200M   Pueblo Board Waterworks Water Rev.
                6% 11/1/2010*                                                    228,750         207
----------------------------------------------------------------------------------------------------
                                                                               1,874,688       1,692
----------------------------------------------------------------------------------------------------
              Other Revenue--16.8%
       250M   Golden Sales & Use Tax Rev. 5 1/4% 12/1/2016                       274,687         248
              Larimer County Sales & Use Tax Revenue:
       280M     5 1/4% 12/15/2016                                                310,800         281
       400M     5 1/2% 12/15/2018                                                452,500         408
----------------------------------------------------------------------------------------------------





Portfolio of Investments (continued)
First Investors Multi-State Insured Tax Free Fund--COLORADO FUND
June 30, 2005

----------------------------------------------------------------------------------------------------
                                                                                              Amount
                                                                                            Invested
                                                                                            For Each
Principal                                                                                 $10,000 of
  Amount      Security                                                             Value  Net Assets
----------------------------------------------------------------------------------------------------
              Other Revenue (continued)
      $250M   Thornton County Sales & Use Tax Rev.
                5 1/4% 9/1/2015                                                 $275,625        $249
       500M   Westminster Sales & Use Tax Rev.
                5 1/4% 12/1/2021                                                 546,250         493
----------------------------------------------------------------------------------------------------
                                                                               1,859,862       1,679
----------------------------------------------------------------------------------------------------
Total Value of Municipal Bonds (cost $10,028,400)                   97.6%     10,809,864       9,756
Other Assets, Less Liabilities                                       2.4         270,286         244
----------------------------------------------------------------------------------------------------
Net Assets                                                         100.0%    $11,080,150     $10,000
====================================================================================================

                                                              Expiration     Notional     Unrealized
Interest Rate Swaps                                                 Date       Amount   Depreciation
----------------------------------------------------------------------------------------------------
Receive quarterly a floating rate based on the
  BMA Index and pay quarterly a fixed rate
  equal to 3.661% with Citibank, N.A.                          4/21/2015         $500M       $(8,341)
====================================================================================================

* Municipal Bonds which have been prerefunded are shown maturing at the prerefunded call date.

See notes to financial statements


Fund Expenses
First Investors Multi-State Insured Tax Free Fund--CONNECTICUT FUND

The examples below show the ongoing costs (in dollars) of investing in your Fund and will help you in comparing these costs with costs of other mutual funds. Please refer to page 3 for a detailed explanation of the information presented in these examples.

-------------------------------------------------------------------------------------------
                                                  Beginning     Ending
                                                   Account      Account      Expenses Paid
                                                    Value        Value       During Period
                                                  (1/1/05)     (6/30/05)   (1/1/05-6/30/05)*
-------------------------------------------------------------------------------------------
Expense Example - Class A Shares
Actual                                            $1,000.00     $1,021.56       $4.26
Hypothetical
 (5% annual return before expenses)               $1,000.00     $1,020.57       $4.26
-------------------------------------------------------------------------------------------
Expense Example - Class B Shares
Actual                                            $1,000.00     $1,017.20       $8.00
Hypothetical
 (5% annual return before expenses)               $1,000.00     $1,016.86       $8.00
-------------------------------------------------------------------------------------------

* Expenses are equal to the annualized expense ratio of .85% for Class A shares and 1.60%
  for  Class B shares, multiplied by the average account value over the period, multiplied by 181/365  (to reflect the one-half year period). Expenses paid during the period are net of expenses waived.


Portfolio Composition
BY SECTOR

(BAR CHART DATA:)

General Obligations                    46.8%
Education                              15.5%
Health Care                            12.7%
Transportation                          9.8%
Utilities                               6.7%
Other Revenue                           4.6%
Housing                                 3.6%
Short-Term Tax Exempt Investments       0.3%

Portfolio holdings and allocations are subject to change. Percentages are as of June 30, 2005, and are based on the total value of investments.

Portfolio of Investments
First Investors Multi-State Insured Tax Free Fund--CONNECTICUT FUND
June 30, 2005

----------------------------------------------------------------------------------------------------
                                                                                              Amount
                                                                                            Invested
                                                                                            For Each
Principal                                                                                 $10,000 of
  Amount      Security                                                             Value  Net Assets
----------------------------------------------------------------------------------------------------
              MUNICIPAL BONDS--97.6%
              Education--15.1%
              Connecticut St. Hlth. & Educ. Facs. Auth. Revenue:
    $1,000M     Fairfield Univ. 5 5/8% 7/1/2016                               $1,101,250        $296
     1,000M     Kent School Series "D" 5% 7/1/2021                             1,090,000         293
     1,235M     Trinity College Series "H" 5% 7/1/2019                         1,344,606         361
              University of Connecticut:
       200M     5.4% 3/1/2010*                                                   222,250          60
     1,100M     5 1/8% 2/15/2020                                               1,200,375         323
       600M   University of Connecticut Student Fees Rev.
                Series "A" 5 1/4% 11/15/2021                                     665,250         179
----------------------------------------------------------------------------------------------------
                                                                               5,623,731       1,512
----------------------------------------------------------------------------------------------------
              General Obligations--45.8%
       500M   Branford 5% 5/15/2014                                              550,000         148
              Bridgeport:
       750M     Series "A" 6 1/8% 7/15/2010*                                     863,438         232
     1,000M     Series "A" 5 3/8% 8/15/2019                                    1,110,000         298
     1,000M     Series "A" 5 1/4% 8/15/2024                                    1,097,500         295
              Connecticut State:
       500M     Series "A" 5 1/4% 6/15/2009*                                     548,125         147
       250M     Series "A" 5 3/8% 4/15/2012*                                     282,500          76
       500M     Series "B" 5 3/4% 11/1/2009*                                     560,000         151
       690M     Series "E" 6% 3/15/2012                                          799,537         215
     1,020M     Series "F" 5% 10/15/2021                                       1,099,050         296
     1,090M   Cromwell 5% 6/15/2020                                            1,179,925         317
     1,000M   Glastonbury 5% 6/15/2021                                         1,090,000         293
     1,750M   Hartford 5% 8/15/2019                                            1,896,562         510
     1,080M   Hartford County Met. Dist. 5% 5/1/2024                           1,166,400         314
       800M   New Britain 6% 3/1/2012                                            906,000         244
              New Haven:
       735M     6% 11/1/2009*                                                    830,550         223
       500M     5 1/4% 11/1/2013                                                 549,375         148
       400M     5% 11/1/2017                                                     439,000         118
       650M   Puerto Rico Municipal Finance Agy.
                5 1/2% 8/1/2017                                                  710,125         191
     1,250M   Waterbury 5% 4/1/2021                                            1,335,938         359
----------------------------------------------------------------------------------------------------
                                                                              17,014,025       4,575
----------------------------------------------------------------------------------------------------




----------------------------------------------------------------------------------------------------
                                                                                              Amount
                                                                                            Invested
                                                                                            For Each
Principal                                                                                 $10,000 of
  Amount      Security                                                             Value  Net Assets
----------------------------------------------------------------------------------------------------
              Health Care--12.5%
              Connecticut State Hlth. & Educ. Facs.
                Auth. Revenue:
      $450M     Bridgeport Hospital 6 1/2% 7/1/2012                             $451,193        $121
       400M     Child Care Facilities Program 5 1/2% 7/1/2019                    437,000         117
     1,165M     Children's Medical Center Series "B"
                  5% 7/1/2021                                                  1,253,831         337
       700M   New Britain General Hospital 6 1/8% 7/1/2014                       716,905         193
              Village Families & Children Series "A":
       370M       5% 7/1/2015                                                    405,150         109
       385M       5% 7/1/2016                                                    421,094         113
       405M       5% 7/1/2017                                                    440,944         119
       500M   Puerto Rico Indl. Tourist Edl. Med. & Env.
                Cntl. Facs. 6 1/4% 7/1/2016                                      511,255         137
----------------------------------------------------------------------------------------------------
                                                                               4,637,372       1,246
----------------------------------------------------------------------------------------------------
              Housing--3.5%
              Connecticut State Housing Finance Authority:
       750M     6% 11/15/2010                                                    778,088         209
       500M     5.85% 6/15/2030                                                  535,625         144
----------------------------------------------------------------------------------------------------
                                                                               1,313,713         353
----------------------------------------------------------------------------------------------------
              Transportation--9.6%
              Connecticut State Special Tax Obligation Revenue
                Transportation Infrastructure:
       500M     5 3/8% 7/1/2012*                                                 566,875         152
       250M     6 1/8% 9/1/2012                                                  288,437          78
     1,000M     5% 12/1/2021                                                   1,076,250         289
     1,500M   Puerto Rico Commwlth. Hwy. & Trans. Auth.
                5% 7/1/2022                                                    1,635,000         440
----------------------------------------------------------------------------------------------------
                                                                               3,566,562         959
----------------------------------------------------------------------------------------------------





Portfolio of Investments (continued)
First Investors Multi-State Insured Tax Free Fund--CONNECTICUT FUND
June 30, 2005

----------------------------------------------------------------------------------------------------
                                                                                              Amount
                                                                                            Invested
                                                                                            For Each
Principal                                                                                 $10,000 of
  Amount      Security                                                             Value  Net Assets
----------------------------------------------------------------------------------------------------
              Utilities--6.6%
              Puerto Rico Electric Power Authority Revenue:
      $750M     5 3/8% 7/1/2017                                                 $842,812        $226
       250M     5 1/4% 7/1/2022                                                  274,375          74
       250M     5 1/4% 7/1/2029                                                  271,250          73
     1,000M   South Central Connecticut Regional
                Water Authority 5% 8/1/2033                                    1,066,250         287
----------------------------------------------------------------------------------------------------
                                                                               2,454,687         660
----------------------------------------------------------------------------------------------------
              Other Revenue--4.5%
       545M   Connecticut State Dev. Auth. Govtl. Lease
                Rev. 6 1/2% 6/15/2008                                            552,303         149
     1,000M   Puerto Rico Public Fin. Corp. Commonwealth
                Approp. Series "A" 5 1/2% 8/1/2011*                            1,131,250         304
----------------------------------------------------------------------------------------------------
                                                                               1,683,553         453
----------------------------------------------------------------------------------------------------
Total Value of Municipal Bonds (cost $34,036,244)                             36,293,643       9,758
----------------------------------------------------------------------------------------------------
              SHORT-TERM TAX EXEMPT INVESTMENTS--.3%
       100M   Puerto Rico Commonwealth Govt. Dev. Bank
                Adjustable Rate Note 2.14%**
                (cost $100,000)                                                  100,000          27
----------------------------------------------------------------------------------------------------
Total Value of Municipal Investments (cost $34,136,244)             97.9%     36,393,643       9,785
Other Assets, Less Liabilities                                       2.1         798,601         215
----------------------------------------------------------------------------------------------------
Net Assets                                                         100.0%    $37,192,244     $10,000
====================================================================================================





----------------------------------------------------------------------------------------------------
                                                              Expiration     Notional     Unrealized
Interest Rate Swaps                                                 Date       Amount   Depreciation
----------------------------------------------------------------------------------------------------
Receive quarterly a floating rate based on the
  BMA Index and pay quarterly a fixed rate
  equal to 3.69% with Citibank, N.A.                           1/13/2015       $1,000M      $(22,008)
Receive quarterly a floating rate based on the
  BMA Index and pay quarterly a fixed rate
  equal to 3.661% with Citibank, N.A.                          4/21/2015        1,800M       (30,026)
----------------------------------------------------------------------------------------------------
                                                                               $2,800M      $(52,034)
====================================================================================================

 * Municipal Bonds which have been prerefunded are shown maturing at the prerefunded call date.

** Interest rate is determined and reset weekly by the issuer and is the rate in effect at
   June 30, 2005.

See notes to financial statements


Fund Expenses
First Investors Multi-State Insured Tax Free Fund--FLORIDA FUND

The examples below show the ongoing costs (in dollars) of investing in your Fund and will help you in comparing these costs with costs of other mutual funds. Please refer to page 3 for a detailed explanation of the information presented in these examples.

-------------------------------------------------------------------------------------------
                                                  Beginning      Ending
                                                   Account       Account     Expenses Paid
                                                    Value         Value      During Period
                                                  (1/1/05)      (6/30/05)  (1/1/05-6/30/05)*
-------------------------------------------------------------------------------------------
Expense Example - Class A Shares
Actual                                           $1,000.00      $1,018.70       $4.50
Hypothetical
 (5% annual return before expenses)              $1,000.00      $1,020.33       $4.51
-------------------------------------------------------------------------------------------
Expense Example - Class B Shares
Actual                                           $1,000.00      $1,014.91       $8.24
Hypothetical
 (5% annual return before expenses)              $1,000.00      $1,016.61       $8.25
-------------------------------------------------------------------------------------------

* Expenses are equal to the annualized expense ratio of .90% for Class A shares and 1.65%
  for  Class B shares, multiplied by the average account value over the period, multiplied by 181/365  (to reflect the one-half year period). Expenses paid during the period are net of expenses waived.




Portfolio Composition
BY SECTOR

(BAR CHART DATA:)

Other Revenue                          41.1%
Utilities                              36.7%
Transportation                         11.9%
General Obligations                     4.6%
Certificates of Participation           2.9%
Health Care                             2.8%

Portfolio holdings and allocations are subject to change. Percentages are as of June 30, 2005, and are based on the total value of investments.

Portfolio of Investments
First Investors Multi-State Insured Tax Free Fund--FLORIDA FUND
June 30, 2005

----------------------------------------------------------------------------------------------------------------------
                                                                                                                Amount
                                                                                                              Invested
                                                                                                              For Each
Principal                                                                                                   $10,000 of
  Amount      Security                                                                               Value  Net Assets
----------------------------------------------------------------------------------------------------------------------
              MUNICIPAL BONDS--99.0%
              Certificates of Participation--2.9%
    $1,000M   Orange County School Board
                5% 8/1/2023                                                                     $1,073,750        $291
----------------------------------------------------------------------------------------------------------------------
              General Obligations--4.6%
     1,000M   Miami Homeland Defense 5 1/2% 1/1/2020                                             1,101,250         298
       500M   North Springs Improvement District
                7% 10/1/2009                                                                       579,375         157
----------------------------------------------------------------------------------------------------------------------
                                                                                                 1,680,625         455
----------------------------------------------------------------------------------------------------------------------
              Health Care--2.7%
     1,000M   Escambia County Health Facs. Auth. Rev.
                5.95% 7/1/2020                                                                   1,016,400         275
----------------------------------------------------------------------------------------------------------------------
              Transportation--11.8%
       500M   Dade County Aviation Rev. Series "A"
                6% 10/1/2010                                                                       513,650         139
     1,000M   Lee County Transportation Facs. 5% 10/1/2021                                       1,091,250         295
     1,000M   Miami-Dade County Expwy. Auth. Toll Sys.
                Rev. 6% 7/1/2014                                                                 1,136,250         308
     1,500M   St. John's County Transportation Impt.
                5% 10/1/2023                                                                     1,606,875         435
----------------------------------------------------------------------------------------------------------------------
                                                                                                 4,348,025       1,177
----------------------------------------------------------------------------------------------------------------------
              Utilities--36.4%
     1,000M   Escambia County Utilities Auth. Sys. Rev.
                6 1/4% 1/1/2015                                                                  1,201,250         325
     1,000M   Florida Keys Aqueduct Auth. Wtr. Rev.
                5% 9/1/2021                                                                      1,077,500         292
     1,000M   Florida State Municipal Power Agy. Rev.
                5 1/2% 10/1/2019                                                                 1,126,250         305
     1,495M   Lakeland Electric & Water Rev. 6.05% 10/1/2014                                     1,797,738         487
     1,000M   Miami Beach Stormwater Rev. 5 3/8% 9/1/2030                                        1,086,250         294
     1,130M   Palm Bay Utility Rev. 5 1/4% 10/1/2018                                             1,269,837         344
     1,000M   Plant City Utility System Rev. 6% 10/1/2015                                        1,165,000         315
     1,110M   Port St. Lucie Utility Rev. 5% 9/1/2020                                            1,204,350         326
     1,000M   Reedy Creek Improvement District
                5% 10/1/2025                                                                     1,071,250         290
----------------------------------------------------------------------------------------------------------------------





Portfolio of Investments (continued)
First Investors Multi-State Insured Tax Free Fund--FLORIDA FUND
June 30, 2005

----------------------------------------------------------------------------------------------------------------------
                                                                                                                Amount
                                                                                                              Invested
                                                                                                              For Each
Principal                                                                                                   $10,000 of
  Amount      Security                                                                               Value  Net Assets
----------------------------------------------------------------------------------------------------------------------
              Utilities (continued)
    $1,200M   Sarasota County Utility System Rev.
                5 1/4% 10/1/2020                                                                $1,317,000        $357
     1,000M   Stuart Utilities Rev. 5 1/4% 10/1/2020                                             1,110,000         301
----------------------------------------------------------------------------------------------------------------------
                                                                                                13,426,425       3,636
----------------------------------------------------------------------------------------------------------------------
              Other Revenue--40.6%
     1,380M   DeSoto County Capital Improvement Rev.
                5 1/4% 10/1/2019                                                                 1,531,800         415
              Florida Municipal Loan Council Revenue:
     1,160M     6% 4/1/2015                                                                      1,313,700         356
     1,715M     5 1/4% 11/1/2019                                                                 1,897,219         514
     1,000M     5 3/8% 11/1/2025                                                                 1,096,250         297
     1,205M   Highlands County Infrastructure Sales Surtax
                Rev. 5% 11/1/2018                                                                1,307,425         354
     2,000M   Jacksonville Sales Tax Rev. 5 3/8% 10/1/2017                                       2,232,500         605
              Osceola County Tourist Development
                Tax Revenue:
     1,000M     5 1/2% 10/1/2017                                                                 1,123,750         304
     1,000M     5 1/2% 10/1/2018                                                                 1,121,250         304
     1,000M   Pasco County Sales Tax Rev. 5% 12/1/2020                                           1,087,500         293
     1,000M   St. Augustine Capital Improvement
                5% 10/1/2024                                                                     1,078,750         292
     1,000M   Tampa Sports Auth. Sales Tax Rev.
                (Tampa Bay Arena) 5 3/4% 10/1/2020                                               1,221,250         331
----------------------------------------------------------------------------------------------------------------------
                                                                                                15,011,394       4,065
----------------------------------------------------------------------------------------------------------------------
Total Value of Municipal Bonds (cost $33,874,510)                                     99.0%     36,556,619       9,899
Other Assets, Less Liabilities                                                         1.0         372,639         101
----------------------------------------------------------------------------------------------------------------------
Net Assets                                                                           100.0%    $36,929,258     $10,000
======================================================================================================================





----------------------------------------------------------------------------------------------------------------------
                                                                                Expiration     Notional     Unrealized
Interest Rate Swaps                                                                   Date       Amount   Depreciation
----------------------------------------------------------------------------------------------------------------------
Receive quarterly a floating rate based on the
  BMA Index and pay quarterly a fixed rate
  equal to 3.69% with Citibank, N.A.                                             1/13/2015       $2,000M      $(44,015)
Receive quarterly a floating rate based on the
  BMA Index and pay quarterly a fixed rate
  equal to 3.661% with Citibank, N.A.                                            4/21/2015        1,900M       (31,695)
----------------------------------------------------------------------------------------------------------------------
                                                                                                 $3,900M      $(75,710)
======================================================================================================================

See notes to financial statements


Fund Expenses
First Investors Multi-State Insured Tax Free Fund--GEORGIA FUND

The examples below show the ongoing costs (in dollars) of investing in your Fund and will help you in comparing these costs with costs of other mutual funds. Please refer to page 3 for a detailed explanation of the information presented in these examples.

-------------------------------------------------------------------------------------------
                                                  Beginning      Ending
                                                   Account       Account     Expenses Paid
                                                    Value         Value      During Period
                                                  (1/1/05)      (6/30/05)  (1/1/05-6/30/05)*
-------------------------------------------------------------------------------------------
Expense Example - Class A Shares
Actual                                            $1,000.00     $1,023.10       $3.01
Hypothetical
 (5% annual return before expenses)               $1,000.00     $1,021.81       $3.01
-------------------------------------------------------------------------------------------
Expense Example - Class B Shares
Actual                                            $1,000.00     $1,019.16       $6.76
Hypothetical
 (5% annual return before expenses)               $1,000.00     $1,018.10       $6.76
-------------------------------------------------------------------------------------------

* Expenses are equal to the annualized expense ratio of .60% for Class A shares and 1.35%
  for  Class B shares, multiplied by the average account value over the period, multiplied by 181/365  (to reflect the one-half year period). Expenses paid during the period are net of expenses waived.



Portfolio Composition
BY SECTOR

(BAR CHART DATA:)

Utilities                              44.5%
Health Care                            17.5%
Education                              16.5%
Other Revenue                          13.7%
Certificates of Participation           4.4%
General Obligations                     2.2%
Housing                                 1.2%

Portfolio holdings and allocations are subject to change. Percentages are as of June 30, 2005, and are based on the total value of investments.


Portfolio of Investments
First Investors Multi-State Insured Tax Free Fund--GEORGIA FUND
June 30, 2005

----------------------------------------------------------------------------------------------------------------------
                                                                                                                Amount
                                                                                                              Invested
                                                                                                              For Each
Principal                                                                                                   $10,000 of
  Amount      Security                                                                               Value  Net Assets
----------------------------------------------------------------------------------------------------------------------
              MUNICIPAL BONDS--98.1%
              Certificates of Participation--4.4%
      $500M   Gwinnett County Dev. Auth. Pub. Schs. Proj.
                5 1/4% 1/1/2019                                                                   $554,375        $435
----------------------------------------------------------------------------------------------------------------------
              Education--16.2%
       250M   Athens Dev. Auth. Hsg. & Lease Rev. (East
                Campus) 5 1/4% 12/1/2022                                                           273,438         215
       500M   Bulloch County Dev. Auth. 5 1/4% 8/1/2019                                            557,500         437
              Fulton County Development Authority Revenue:
       350M     Georgia Tech Athletic Assoc. 5 1/2% 10/1/2017                                      394,625         310
       250M     Morehouse College 6 1/4% 12/1/2021                                                 290,000         228
       500M   Valdosta Hsg. Auth. Rev. 5 1/4% 8/1/2023                                             548,125         430
----------------------------------------------------------------------------------------------------------------------
                                                                                                 2,063,688       1,620
----------------------------------------------------------------------------------------------------------------------
              General Obligations--2.2%
       255M   Atlanta 5 3/8% 12/1/2018                                                             280,819         221
----------------------------------------------------------------------------------------------------------------------
              Health Care--17.1%
       500M   Cobb County Hospital Auth. Rev.
                5 1/4% 4/1/2024                                                                    548,125         430
       500M   Fulton DeKalb Hospital Auth. Rev.
                5 1/4% 1/1/2018                                                                    553,125         434
       625M   Puerto Rico Indl. Tourist Educ. Med. & Env.
                Cntl. Facs. 6 1/4% 7/1/2016                                                        639,069         502
       400M   Tift County Hospital Auth. Rev. 5 1/4% 12/1/2019                                     440,000         345
----------------------------------------------------------------------------------------------------------------------
                                                                                                 2,180,319       1,711
----------------------------------------------------------------------------------------------------------------------
              Housing--1.2%
       150M   Georgia State Hsg. & Fin. Auth. Rev.
                5.7% 12/1/2011                                                                     155,437         122
----------------------------------------------------------------------------------------------------------------------





Portfolio of Investments (continued)
First Investors Multi-State Insured Tax Free Fund--GEORGIA FUND
June 30, 2005

----------------------------------------------------------------------------------------------------------------------
                                                                                                                Amount
                                                                                                              Invested
                                                                                                              For Each
Principal                                                                                                   $10,000 of
  Amount      Security                                                                               Value  Net Assets
----------------------------------------------------------------------------------------------------------------------
              Utilities--43.6%
      $235M   Atlanta Water & Wastewater Rev.
                5 1/2% 11/1/2017                                                                  $276,712        $217
       255M   Brunswick Water & Sewer Rev. 6.1% 10/1/2019                                          320,025         251
       250M   Cairo Combined Public Utility Rev.
                5% 1/1/2024                                                                        268,125         211
              Columbia County Water & Sewer Revenue:
       250M     6 1/4% 6/1/2010*                                                                   286,563         225
       395M     5% 6/1/2022                                                                        425,119         334
       400M     5% 6/1/2024                                                                        429,000         337
       565M   Fayetteville Water & Sewer Rev. 5% 11/1/2021                                         610,200         479
       250M   Forsyth County Water & Sewer Rev.
                6 1/4% 4/1/2010*                                                                   287,187         226
       250M   Fulton County Water & Sewer Rev.
                6 3/8% 1/1/2014                                                                    293,437         230
       235M   Gainesville Water & Sewer Rev.
                5 1/4% 11/15/2015                                                                  259,675         204
              Georgia Municipal Gas Authority Revenue:
                Buford Project:
        80M       6.8% 11/1/2009                                                                    81,915          64
       250M       5 1/2% 11/1/2012                                                                 276,875         217
       100M     Warner Robins Series "B" 5.8% 1/1/2015                                             103,460          81
       400M   Gwinnett County Water & Sewer Rev.
                5% 8/1/2018                                                                        434,500         341
       200M   Newnan Water Sewer & Light Comm. Pub. Utils.
                Rev. 5% 1/1/2015                                                                   218,500         172
       400M   Puerto Rico Electric Power Authority Rev.
                5 3/8% 7/1/2017                                                                    449,500         353
       500M   Upper Oconee Basin Water Auth. 5% 7/1/2026                                           536,875         421
----------------------------------------------------------------------------------------------------------------------
                                                                                                 5,557,668       4,363
----------------------------------------------------------------------------------------------------------------------




----------------------------------------------------------------------------------------------------------------------
                                                                                                                Amount
                                                                                                              Invested
                                                                                                              For Each
Principal                                                                                                   $10,000 of
  Amount      Security                                                                               Value  Net Assets
----------------------------------------------------------------------------------------------------------------------
              Other Revenue--13.4%
      $250M   Atlanta & Fulton Cntys. Rec. Auth. Rev.
                5 1/4% 12/1/2016                                                                  $275,000        $216
       300M   Atlanta Dev. Auth. Rev. (Yamacraw Design
                Ctr. Proj.) Series "A" 5 3/8% 1/1/2019                                             330,375         259
       500M   Cobb-Marietta Coliseum & Exhibit Hall Auth.
                Rev. 5 1/2% 10/1/2018                                                              593,750         466
       250M   College Park Dev. Auth. Rev.
                (Civic Ctr. Proj.) 5 3/4% 9/1/2026                                                 280,000         220
       200M   Fayette Cnty. Pub. Facs. Auth. Rev.
                (Criminal Justice Ctr.) 6 1/4% 6/1/2010*                                           231,000         181
----------------------------------------------------------------------------------------------------------------------
                                                                                                 1,710,125       1,342
----------------------------------------------------------------------------------------------------------------------
Total Value of Municipal Bonds (cost $11,606,517)                                     98.1%     12,502,431       9,814
Other Assets, Less Liabilities                                                         1.9         236,915         186
----------------------------------------------------------------------------------------------------------------------
Net Assets                                                                           100.0%    $12,739,346     $10,000
======================================================================================================================

                                                                                Expiration     Notional     Unrealized
Interest Rate Swaps                                                                   Date       Amount   Depreciation
----------------------------------------------------------------------------------------------------------------------
Receive quarterly a floating rate based on the
  BMA Index and pay quarterly a fixed rate
  equal to 3.69% with Citibank, N.A.                                             1/13/2015         $500M      $(11,004)
Receive quarterly a floating rate based on the
  BMA Index and pay quarterly a fixed rate
  equal to 3.661% with Citibank, N.A.                                            4/21/2015        1,200M       (20,017)
----------------------------------------------------------------------------------------------------------------------
                                                                                                 $1,700M      $(31,021)
======================================================================================================================

* Municipal Bonds which have been prerefunded are shown maturing at the prerefunded call date.

See notes to financial statements


Fund Expenses
First Investors Multi-State Insured Tax Free Fund--MARYLAND FUND

The examples below show the ongoing costs (in dollars) of investing in your Fund and will help you in comparing these costs with costs of other mutual funds. Please refer to page 3 for a detailed explanation of the information presented in these examples.

-------------------------------------------------------------------------------------------
                                                  Beginning      Ending
                                                   Account       Account     Expenses Paid
                                                    Value         Value      During Period
                                                  (1/1/05)      (6/30/05)  (1/1/05-6/30/05)*
-------------------------------------------------------------------------------------------
Expense Example - Class A Shares
Actual                                            $1,000.00       $1,021.19       $4.26
Hypothetical
 (5% annual return before expenses)               $1,000.00       $1,020.57       $4.26
-------------------------------------------------------------------------------------------
Expense Example - Class B Shares
Actual                                            $1,000.00       $1,017.22       $8.00
Hypothetical
 (5% annual return before expenses)               $1,000.00       $1,016.86       $8.00
-------------------------------------------------------------------------------------------

* Expenses are equal to the annualized expense ratio of .85% for Class A shares and 1.60%
  for Class B shares, multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period). Expenses paid during the period are net of expenses waived.



Portfolio Composition
BY SECTOR

(BAR CHART DATA:)

General Obligations                    31.6%
Utilities                              18.1%
Education                              14.8%
Other Revenue                          11.7%
Health Care                             9.0%
Transportation                          8.5%
Housing                                 3.0%
Certificates of Participation           2.7%
Short-Term Tax Exempt Investments       0.6%

Portfolio holdings and allocations are subject to change. Percentages are as of June 30, 2005, and are based on the total value of investments.

Portfolio of Investments
First Investors Multi-State Insured Tax Free Fund--MARYLAND FUND
June 30, 2005

----------------------------------------------------------------------------------------------------------------------
                                                                                                                Amount
                                                                                                              Invested
                                                                                                              For Each
Principal                                                                                                   $10,000 of
  Amount      Security                                                                               Value  Net Assets
----------------------------------------------------------------------------------------------------------------------
              MUNICIPAL BONDS--97.9%
              Certificates of Participation--2.6%
      $750M   Baltimore Board of Education Admin. Proj.
                5.8% 4/1/2011                                                                     $840,000        $263
----------------------------------------------------------------------------------------------------------------------
              Education--14.6%
       750M   Maryland St. Econ. Dev. Corp. Util. Infrastructure Rev.
                (Univ. MD-College Park) 5 3/8% 7/1/2016                                            825,937         258
              Morgan State University Academic & Auxiliary
                Facilities Fees Revenue:
       500M        6.05% 7/1/2015                                                                  583,750         182
       200M        6.1% 7/1/2020                                                                   243,250          76
              Puerto Rico Indl. Tourist Educ. Med. & Env.
                Cntl. Facs.:
       500M     Hospital Auxilio Mutuo 6 1/4% 7/1/2016                                             511,255         160
       750M     University Plaza Proj. Series "A" 5 5/8% 7/1/2013                                  840,938         263
              St. Mary's College Revenue:
       430M     5.45% 3/1/2010*                                                                    478,912         150
     1,100M     5% 9/1/2024                                                                      1,189,375         372
----------------------------------------------------------------------------------------------------------------------
                                                                                                 4,673,417       1,461
----------------------------------------------------------------------------------------------------------------------
              General Obligations--31.2%
     1,275M   Anne Arundel County 5 3/8% 3/1/2015                                                1,428,000         447
       350M   Anne Arundel County Water & Sewer
                6.3% 8/1/2005*                                                                     354,438         111
     1,000M   Baltimore County Metropolitan District #68,
                5% 8/1/2012*                                                                     1,108,750         347
       700M   Baltimore Maryland 5 1/2% 10/15/2015                                                 819,875         256
     1,415M   Baltimore Maryland Cons. Pub. Impt.
                5% 10/15/2021                                                                    1,538,813         481
     1,000M   Ocean City 5% 3/1/2021                                                             1,067,500         334
     1,050M   Puerto Rico Municipal Finance Agy.
                5 1/2% 8/1/2017                                                                  1,147,125         359
       425M   Queen Anne's County School & Public Facs.
                5 1/4% 1/15/2010*                                                                  468,562         146
     1,000M   St. Mary's County Hospital 5% 10/1/2020                                            1,092,500         342
       350M   Wicomico County 5 1/2% 12/1/2016                                                     386,312         121
       500M   Worcester County 5 5/8% 3/1/2010*                                                    560,625         175
----------------------------------------------------------------------------------------------------------------------
                                                                                                 9,972,500       3,119
----------------------------------------------------------------------------------------------------------------------





Portfolio of Investments (continued)
First Investors Multi-State Insured Tax Free Fund--MARYLAND FUND
June 30, 2005

----------------------------------------------------------------------------------------------------------------------
                                                                                                                Amount
                                                                                                              Invested
                                                                                                              For Each
Principal                                                                                                   $10,000 of
  Amount      Security                                                                               Value  Net Assets
----------------------------------------------------------------------------------------------------------------------
              Health Care--8.8%
              Maryland State Health & Higher Educ. Facs.:
    $1,000M     Anne Arundel 5% 7/1/2024                                                        $1,082,500        $338
     1,250M     University of Maryland Med. Sys. 5% 7/1/2024                                     1,345,313         421
       350M   Takoma Park Hospital Facs. (Adventist Hosp.)
                6 1/2% 9/1/2012                                                                    400,750         125
----------------------------------------------------------------------------------------------------------------------
                                                                                                 2,828,563         884
----------------------------------------------------------------------------------------------------------------------
              Housing--2.9%
       380M   Maryland State Cmnty. Dev. Admin. Dept. Hsg.
                & Cmnty. Dev. 5 7/8% 7/1/2016                                                      394,725         123
       500M   Montgomery County Multi-Family Mortgage Rev.
                6% 7/1/2020                                                                        535,625         168
----------------------------------------------------------------------------------------------------------------------
                                                                                                   930,350         291
----------------------------------------------------------------------------------------------------------------------
              Transportation--8.4%
     1,000M   Maryland State Trans. Auth. Lease Rev.
                Metrorail Parking Proj. 5% 7/1/2022                                              1,083,750         339
     1,425M   Puerto Rico Commwlth. Hwy. & Trans. Auth.
                Revenue Series "G" 5 1/4 % 7/1/2019                                              1,590,656         497
----------------------------------------------------------------------------------------------------------------------
                                                                                                 2,674,406         836
----------------------------------------------------------------------------------------------------------------------
              Utilities--17.8%
              Baltimore Wastewater Utilities Revenue
                Series "A":
       500M     5 1/2% 7/1/2010*                                                                   557,500         174
       200M     6% 7/1/2015                                                                        239,500          75
     1,090M     5% 7/1/2020                                                                      1,169,025         366
              Baltimore Water Project Revenue Series "A":
       220M     6% 7/1/2010*                                                                       250,250          78
       250M     5.8% 7/1/2012*                                                                     290,000          91
              Puerto Rico Electric Power Auth. Revenue:
     1,390M     5 3/8% 7/1/2017                                                                  1,562,013         488
     1,500M     5 1/4% 7/1/2029                                                                  1,627,500         509
----------------------------------------------------------------------------------------------------------------------
                                                                                                 5,695,788       1,781
----------------------------------------------------------------------------------------------------------------------





----------------------------------------------------------------------------------------------------------------------
                                                                                                                Amount
                                                                                                              Invested
                                                                                                              For Each
Principal                                                                                                   $10,000 of
  Amount      Security                                                                               Value  Net Assets
----------------------------------------------------------------------------------------------------------------------
              Other Revenue--11.6%
    $1,020M   Anne Arundel Cnty. Spl. Oblig.
                (Natl. Bus. Park Proj.) 5 1/8% 7/1/2022                                         $1,118,175        $350
       250M   Baltimore Convention Center 5 1/2% 9/1/2014                                          274,375          86
     1,000M   Puerto Rico Municipal Fin. Agy.
                5 1/4% 8/1/2021                                                                  1,113,750         348
     1,025M   Puerto Rico Public Fin. Corp. Commwlth.
                Approp. Series "A" 5 3/8% 6/1/2015                                               1,192,844         373
----------------------------------------------------------------------------------------------------------------------
                                                                                                 3,699,144       1,157
----------------------------------------------------------------------------------------------------------------------
Total Value of Municipal Bonds (cost $29,065,654)                                               31,314,168       9,792
----------------------------------------------------------------------------------------------------------------------
              SHORT-TERM TAX EXEMPT INVESTMENTS--.6%
       200M   Puerto Rico Commonwealth Govt. Dev. Bank
                Adjustable Rate Note 2.14%** (cost $200,000)                                       200,000          63
----------------------------------------------------------------------------------------------------------------------
Total Value of Municipal Investments (cost $29,265,654)                               98.5%     31,514,168       9,855
Other Assets, Less Liabilities                                                         1.5         463,025         145
----------------------------------------------------------------------------------------------------------------------
Net Assets                                                                           100.0%    $31,977,193     $10,000
======================================================================================================================

                                                                                Expiration     Notional     Unrealized
Interest Rate Swaps                                                                   Date       Amount   Depreciation
----------------------------------------------------------------------------------------------------------------------
Receive quarterly a floating rate based on the
  BMA Index and pay quarterly a fixed rate
  equal to 3.69% with Citibank, N.A.                                             1/13/2015       $3,200M      $(70,426)
Receive quarterly a floating rate based on the
  BMA Index and pay quarterly a fixed rate
  equal to 3.661% with Citibank, N.A.                                            4/21/2015        1,600M       (26,690)
----------------------------------------------------------------------------------------------------------------------
                                                                                                 $4,800M      $(97,116)
======================================================================================================================

 * Municipal Bonds which have been prerefunded are shown maturing at the prerefunded call date.

** Interest rate is determined and reset weekly by the issuer and is the rate in effect at June 30, 2005.

See notes to financial statements


Fund Expenses
First Investors Multi-State Insured Tax Free Fund--MASSACHUSETTS FUND

The examples below show the ongoing costs (in dollars) of investing in your Fund and will help you in comparing these costs with costs of other mutual funds. Please refer to page 3 for a detailed explanation of the information presented in these examples.

-------------------------------------------------------------------------------------------
                                                  Beginning      Ending
                                                   Account       Account     Expenses Paid
                                                    Value         Value      During Period
                                                  (1/1/05)      (6/30/05)  (1/1/05-6/30/05)*
-------------------------------------------------------------------------------------------
Expense Example - Class A Shares
Actual                                           $1,000.00      $1,023.22       $4.26
Hypothetical
 (5% annual return before expenses)              $1,000.00      $1,020.57       $4.26
-------------------------------------------------------------------------------------------
Expense Example - Class B Shares
Actual                                           $1,000.00      $1,019.34       $8.01
Hypothetical
 (5% annual return before expenses)              $1,000.00      $1,016.86       $8.00
-------------------------------------------------------------------------------------------

* Expenses are equal to the annualized expense ratio of .85% for Class A shares and
  1.60% for  Class B shares, multiplied by the average account value over the period, multiplied by 181/365  (to reflect the one-half year period). Expenses paid during the period are net of expenses waived.




Portfolio Composition
BY SECTOR

(BAR CHART DATA:)

General Obligations                    51.4%
Utilities                              14.8%
Education                              13.0%
Other Revenue                           8.3%
Health Care                             7.2%
Transportation                          4.2%
Housing                                 1.1%

Portfolio holdings and allocations are subject to change. Percentages are as of June 30, 2005, and are based on the total value of investments.

Portfolio of Investments
First Investors Multi-State Insured Tax Free Fund--MASSACHUSETTS FUND
June 30, 2005

----------------------------------------------------------------------------------------------------------------------
                                                                                                                Amount
                                                                                                              Invested
                                                                                                              For Each
Principal                                                                                                   $10,000 of
  Amount      Security                                                                               Value  Net Assets
----------------------------------------------------------------------------------------------------------------------
              MUNICIPAL BONDS--99.2%
              Education--12.9%
    $1,000M   Massachusetts State College Bldg. Auth.
                Proj. 5 1/4% 5/1/2021                                                           $1,107,500        $415
     1,000M   Massachusetts State Hlth. & Educ. Facs.
                Auth. Rev. 5% 10/1/2029                                                          1,068,750         401
     1,000M   University of Massachusetts Bldg. Auth. Rev.
                6 7/8% 5/1/2014                                                                  1,256,250         471
----------------------------------------------------------------------------------------------------------------------
                                                                                                 3,432,500       1,287
----------------------------------------------------------------------------------------------------------------------
              General Obligations--50.9%
     1,000M   Holliston 5 1/4% 4/1/2018                                                          1,115,000         418
     1,000M   Lawrence 5 1/4% 3/15/2018                                                          1,111,250         417
     1,000M   Massachusetts State 5% 3/1/2024                                                    1,087,500         408
     1,155M   Quaboag Regional School District
                5 1/2% 6/1/2017                                                                  1,280,606         480
              Springfield:
     1,000M     6% 10/1/2015                                                                     1,123,750         421
     1,000M     5 3/8% 8/1/2017                                                                  1,107,500         415
     1,000M     5 1/4% 1/15/2023                                                                 1,095,000         411
     1,000M   Tantasqua Regional School District
                5% 8/15/2017                                                                     1,082,500         406
     1,000M   Westborough 5% 11/15/2019                                                          1,086,250         407
     1,100M   Westfield 5 1/2% 12/15/2011*                                                       1,255,375         471
     1,040M   Westford 5 1/8% 4/1/2017                                                           1,137,500         426
     1,000M   Worcester 5 1/2% 8/15/2017                                                         1,110,000         416
----------------------------------------------------------------------------------------------------------------------
                                                                                                13,592,231       5,096
----------------------------------------------------------------------------------------------------------------------
              Health Care--7.1%
     1,000M   Harvard Pilgrim Health Care 5 1/4% 7/1/2013                                        1,067,500         400
       750M   Massachusetts General Hospital Series "F"
                6 1/4% 7/1/2012                                                                    834,375         313
----------------------------------------------------------------------------------------------------------------------
                                                                                                 1,901,875         713
----------------------------------------------------------------------------------------------------------------------
              Housing--1.1%
       275M   Massachusetts Housing Finance Agy.
                6% 12/1/2012                                                                       283,855         107
----------------------------------------------------------------------------------------------------------------------





Portfolio of Investments (continued)
First Investors Multi-State Insured Tax Free Fund--MASSACHUSETTS FUND
June 30, 2005

----------------------------------------------------------------------------------------------------------------------
                                                                                                                Amount
                                                                                                              Invested
                                                                                                              For Each
Principal                                                                                                   $10,000 of
  Amount      Security                                                                               Value  Net Assets
----------------------------------------------------------------------------------------------------------------------
              Transportation--4.2%
    $1,000M   Route 3 North Trans. Impt. Assoc.
                5 5/8% 6/15/2010*                                                               $1,118,750        $419
----------------------------------------------------------------------------------------------------------------------
              Utilities--14.7%
     1,035M   Boston Water & Sewer Commission Rev.
                5 3/4% 11/1/2013                                                                 1,203,188         451
     1,455M   Holyoke Gas & Electric Dept. Rev.
                5 3/8% 12/1/2018                                                                 1,625,963         610
     1,000M   Massachusetts State Water Resource Auth.
                5% 8/1/2023                                                                      1,092,500         409
----------------------------------------------------------------------------------------------------------------------
                                                                                                 3,921,651       1,470
----------------------------------------------------------------------------------------------------------------------
              Other Revenue--8.3%
     1,000M   Boston Convention Center Act 1997 Series "A"
                5% 5/1/2017                                                                      1,090,000         409
     1,000M   Massachusetts State Spl. Oblig. Ded. Tax.
                Rev. 5 1/4% 1/1/2014*                                                            1,121,250         420
----------------------------------------------------------------------------------------------------------------------
                                                                                                 2,211,250         829
----------------------------------------------------------------------------------------------------------------------
Total Value of Municipal Bonds (cost $24,248,064)                                     99.2%     26,462,112       9,921
Other Assets, Less Liabilities                                                          .8         211,431          79
----------------------------------------------------------------------------------------------------------------------
Net Assets                                                                           100.0%    $26,673,543     $10,000
======================================================================================================================

                                                                                Expiration     Notional     Unrealized
Interest Rate Swaps                                                                   Date       Amount   Depreciation
----------------------------------------------------------------------------------------------------------------------
Receive quarterly a floating rate based on the
  BMA Index and pay quarterly a fixed rate
  equal to 3.661% with Citibank, N.A.                                            4/21/2015       $1,400M      $(23,354)
======================================================================================================================

* Municipal Bonds which have been prerefunded are shown maturing at the prerefunded call date.

See notes to financial statements


Fund Expenses
First Investors Multi-State Insured Tax Free Fund--MICHIGAN FUND

The examples below show the ongoing costs (in dollars) of investing in your Fund and will help you in comparing these costs with costs of other mutual funds. Please refer to page 3 for a detailed explanation of the information presented in these examples.

-------------------------------------------------------------------------------------------
                                                  Beginning      Ending
                                                   Account       Account     Expenses Paid
                                                    Value         Value      During Period
                                                  (1/1/05)      (6/30/05)  (1/1/05-6/30/05)*
-------------------------------------------------------------------------------------------
Expense Example - Class A Shares
Actual                                           $1,000.00      $1,020.42       $4.51
Hypothetical
 (5% annual return before expenses)              $1,000.00      $1,020.33       $4.51
-------------------------------------------------------------------------------------------
Expense Example - Class B Shares
Actual                                           $1,000.00      $1,016.61       $8.25
Hypothetical
 (5% annual return before expenses)              $1,000.00      $1,016.61       $8.25
-------------------------------------------------------------------------------------------

* Expenses are equal to the annualized expense ratio of .90% for Class A shares and
  1.65% for  Class B shares, multiplied by the average account value over the period, multiplied by 181/365  (to reflect the one-half year period). Expenses paid during the period are net of expenses waived.


Portfolio Composition
BY SECTOR

(BAR CHART DATA:)

General Obligations                    70.6%
Utilities                              19.5%
Health Care                             8.3%
Short-Term Tax Exempt Investments       1.6%

Portfolio holdings and allocations are subject to change. Percentages are as of June 30, 2005, and are based on the total value of investments.

Portfolio of Investments
First Investors Multi-State Insured Tax Free Fund--MICHIGAN FUND
June 30, 2005

----------------------------------------------------------------------------------------------------------------------
                                                                                                                Amount
                                                                                                              Invested
                                                                                                              For Each
Principal                                                                                                   $10,000 of
  Amount      Security                                                                               Value  Net Assets
----------------------------------------------------------------------------------------------------------------------
              MUNICIPAL BONDS--97.7%
              General Obligations--70.1%
    $1,800M   Detroit Downtown Development Series "A"
                5 3/4% 7/15/2007*                                                               $1,923,750        $527
     1,825M   Eaton Rapids Public Schools 5 1/4% 5/1/2022                                        2,012,062         552
     1,775M   Ecorse Public School District 5% 5/1/2027                                          1,908,125         523
     1,000M   Godwin Heights Public School District
                5 5/8% 5/1/2010*                                                                 1,116,250         306
     1,000M   Grand Blanc Community School District
                5 5/8% 5/1/2015                                                                  1,126,250         309
     1,040M   Grand Rapids Building Authority
                5 3/4% 8/1/2015                                                                  1,163,500         319
     1,000M   Gull Lake Community School District Zero
                Coupon 5/1/2013                                                                    692,500         190
     1,000M   Hartland School District 5% 5/1/2022                                               1,082,500         297
     1,575M   Jenison Public School District 5 1/2% 5/1/2018                                     1,762,031         483
     1,000M   Montrose Township School District 6.2% 5/1/2017                                    1,233,750         338
     1,000M   Newaygo Public Schools 5 3/4% 5/1/2010*                                            1,122,500         308
     2,020M   Ovid Elsie Area Schs. Bldg. & Site 5% 5/1/2022                                     2,161,400         593
     1,000M   Plainwell Community School District
                5 1/2% 11/1/2012*                                                                1,141,250         313
     1,000M   Portage Lake Water & Sewer Authority
                6.1% 10/1/2005*                                                                  1,028,360         282
     1,500M   Puerto Rico Municipal Finance Agency
                5 3/4% 8/1/2013                                                                  1,663,125         456
     1,525M   Reed City Public Schools 5 1/4% 5/1/2021                                           1,687,031         462
     1,000M   Saginaw City School District Schs. Bldg. &
                Site 5% 5/1/2025                                                                 1,068,750         293
     1,485M   West Ottawa Public School District
                5 3/8% 5/1/2019                                                                  1,663,200         456
----------------------------------------------------------------------------------------------------------------------
                                                                                                25,556,334       7,007
----------------------------------------------------------------------------------------------------------------------
              Health Care--8.2%
              Michigan State Hospital Finance Authority Revenue:
     1,000M   Mercy Mount Clemens 5 3/4% 5/15/2017                                               1,098,750         301
       775M   St. John's Hospital 6% 5/15/2008                                                     803,094         220
     1,000M   Saginaw Hospital Fin. Auth. (Covenant Med. Ctr.)
                5 5/8% 7/1/2013                                                                  1,103,750         303
----------------------------------------------------------------------------------------------------------------------
                                                                                                 3,005,594         824
----------------------------------------------------------------------------------------------------------------------




----------------------------------------------------------------------------------------------------------------------
                                                                                                                Amount
                                                                                                              Invested
                                                                                                              For Each
Principal                                                                                                   $10,000 of
  Amount      Security                                                                               Value  Net Assets
----------------------------------------------------------------------------------------------------------------------
              Utilities--19.4%
              Detroit Water Supply System Revenue:
    $1,450M     5 1/2% 7/1/2010*                                                                $1,613,125        $442
     1,275M     6 1/2% 7/1/2015                                                                  1,576,219         432
              Michigan State Strategic Fund (Detroit Edison Co.):
     1,550M     6.95% 5/1/2011                                                                   1,850,313         508
     1,000M     7% 5/1/2021                                                                      1,338,750         367
       500M   Monroe County Economic Dev. Corp.
                (Detroit Edison Co.) 6.95% 9/1/2022                                                679,375         186
----------------------------------------------------------------------------------------------------------------------
                                                                                                 7,057,782       1,935
----------------------------------------------------------------------------------------------------------------------
Total Value of Municipal Bonds (cost $32,481,260)                                               35,619,710       9,766
----------------------------------------------------------------------------------------------------------------------
              SHORT-TERM TAX EXEMPT INVESTMENTS--1.6%
       600M   University of Michigan Revenue Adjustable
                Rate Note 2.25%** (cost $600,000)                                                  600,000         164
----------------------------------------------------------------------------------------------------------------------
Total Value of Municipal Investments (cost $33,081,260)                               99.3%     36,219,710       9,930
Other Assets, Less Liabilities                                                          .7         254,009          70
----------------------------------------------------------------------------------------------------------------------
Net Assets                                                                           100.0%    $36,473,719     $10,000
======================================================================================================================

                                                                                Expiration     Notional     Unrealized
Interest Rate Swaps                                                                   Date       Amount   Depreciation
----------------------------------------------------------------------------------------------------------------------
Receive quarterly a floating rate based on the
  BMA Index and pay quarterly a fixed rate
  equal to 3.338% with JPMorgan Chase Bank, N.A.                                  5/4/2010       $2,000M      $(11,634)
Receive quarterly a floating rate based on the
  BMA Index and pay quarterly a fixed rate
  equal to 3.661% with Citibank, N.A.                                            4/21/2015        1,800M       (30,025)
----------------------------------------------------------------------------------------------------------------------
                                                                                                 $3,800M      $(41,659)
======================================================================================================================

 * Municipal Bonds which have been prerefunded are shown maturing at the prerefunded call date.

** Interest rate is determined and reset daily by the issuer and is the rate in effect at June 30, 2005.

See notes to financial statements


Fund Expenses
First Investors Multi-State Insured Tax Free Fund--MINNESOTA FUND

The examples below show the ongoing costs (in dollars) of investing in your Fund and will help you in comparing these costs with costs of other mutual funds. Please refer to page 3 for a detailed explanation of the information presented in these examples.

-------------------------------------------------------------------------------------------
                                                  Beginning      Ending
                                                   Account       Account     Expenses Paid
                                                    Value         Value      During Period
                                                  (1/1/05)      (6/30/05)  (1/1/05-6/30/05)*
-------------------------------------------------------------------------------------------
Expense Example - Class A Shares
Actual                                           $1,000.00      $1,019.44       $3.00
Hypothetical
 (5% annual return before expenses)              $1,000.00      $1,021.81       $3.01
-------------------------------------------------------------------------------------------
Expense Example - Class B Shares
Actual                                           $1,000.00      $1,015.63       $6.75
Hypothetical
 (5% annual return before expenses)              $1,000.00      $1,018.10       $6.76
-------------------------------------------------------------------------------------------

* Expenses are equal to the annualized expense ratio of .60% for Class A shares and
  1.35% for  Class B shares, multiplied by the average account value over the period, multiplied by 181/365  (to reflect the one-half year period). Expenses paid during the period are net of expenses waived.



Portfolio Composition
BY SECTOR

(BAR CHART DATA:)

General Obligations                    64.6%
Utilities                              10.6%
Health Care                            10.0%
Transportation                          5.7%
Housing                                 3.2%
Education                               3.2%
Certificates of Participation           2.7%

Portfolio holdings and allocations are subject to change. Percentages are as of June 30, 2005, and are based on the total value of investments.

Portfolio of Investments
First Investors Multi-State Insured Tax Free Fund--MINNESOTA FUND
June 30, 2005

----------------------------------------------------------------------------------------------------------------------
                                                                                                                Amount
                                                                                                              Invested
                                                                                                              For Each
Principal                                                                                                   $10,000 of
  Amount      Security                                                                               Value  Net Assets
----------------------------------------------------------------------------------------------------------------------
              MUNICIPAL BONDS--98.0%
              Certificates of Participation--2.7%
      $400M   Minneapolis Special School District #1,
                5.9% 2/1/2006*                                                                    $407,452        $266
----------------------------------------------------------------------------------------------------------------------
              Education--3.1%
       400M   University of Minnesota 5 3/4% 7/1/2017                                              478,500         312
----------------------------------------------------------------------------------------------------------------------
              General Obligations--63.3%
       400M   Becker Ind. School District #726, 6% 2/1/2017                                        448,000         292
       325M   Bloomington Ind. School District #271,
                5 1/8% 2/1/2015                                                                    357,500         233
       250M   Cambridge Ind. School District #911 Series "C"
                5% 4/1/2018                                                                        276,250         180
       500M   Crow Wing County Jail Series "B" 5% 2/1/2021                                         545,000         355
       200M   Delano Ind. School District #879,
                5.6% 2/1/2015                                                                      223,250         145
              Eagan Recreational Facilities Series "A":
       480M    5% 2/1/2015                                                                         522,600         340
       250M    5% 2/1/2016                                                                         271,563         177
       400M   Elk River Ind. School District #728,
                5 1/2% 2/1/2021                                                                    441,000         287
       300M   Farmington Ind. School District #192 Series "B"
                5% 2/1/2022                                                                        326,250         212
       250M   Forest Lake Ind. School District #831 Series "A"
                5% 2/1/2019                                                                        274,687         179
       100M   Inver Grove Heights Ind. School District #199,
                5 3/4% 2/1/2006*                                                                   101,738          66
              Lake Superior Ind. School District #381 Series "A":
       465M    5% 4/1/2018                                                                         506,850         330
       500M    5% 4/1/2019                                                                         543,125         353
       280M   Lakeville 5 1/2% 2/1/2011                                                            284,474         185
       405M   Lino Lakes 5.7% 2/1/2012                                                             422,719         275
       260M   Mahtomedi Ind. School District #832,
                5% 2/1/2017                                                                        281,125         183
     1,260M   Minneapolis Special School District #1,
                5% 2/1/2020                                                                      1,362,375         887
       400M   Moorehead Ind. School District #152,
                5% 4/1/2017                                                                        438,500         285
----------------------------------------------------------------------------------------------------------------------





Portfolio of Investments (continued)
First Investors Multi-State Insured Tax Free Fund--MINNESOTA FUND
June 30, 2005

----------------------------------------------------------------------------------------------------------------------
                                                                                                                Amount
                                                                                                              Invested
                                                                                                              For Each
Principal                                                                                                   $10,000 of
  Amount      Security                                                                               Value  Net Assets
----------------------------------------------------------------------------------------------------------------------
              General Obligations (continued)
              Pequot Lakes Ind. School District #186:
      $250M     5% 2/1/2016                                                                       $271,563        $177
       250M     5 1/8% 2/1/2018                                                                    271,875         177
       250M   Prior Lake Minneapolis Ind. Sch. Dist. #719,
                5% 2/1/2022                                                                        271,875         177
              St. Paul Ind. School District #625:
       250M     5 5/8% 2/1/2015                                                                    271,563         177
       400M     5% 2/1/2017                                                                        437,000         284
       535M   Upsala Ind. School District #487, 5% 2/1/2020                                        578,469         376
----------------------------------------------------------------------------------------------------------------------
                                                                                                 9,729,351       6,332
----------------------------------------------------------------------------------------------------------------------
              Health Care--9.8%
       500M   Minneapolis Health Care Sys. Rev.
                (Fairview Hlth. Svcs.) 5 1/2% 5/15/2017                                            562,500         366
       350M   Minnesota Agriculture & Econ. Dev. Brd. Rev.
                (Benedictine Hlth.) 5 1/4% 2/15/2014                                               381,062         248
       500M   St. Cloud Healthcare Oblig. Group "A"
                5.8% 5/1/2016                                                                      559,375         364
----------------------------------------------------------------------------------------------------------------------
                                                                                                 1,502,937         978
----------------------------------------------------------------------------------------------------------------------
              Housing--3.2%
        55M   Minnesota State Housing Fin. Auth. Rental
                Hsg. Rev. 5.9% 8/1/2015                                                             56,031          36
       400M   Minnetonka Multi-Family Housing Rev.
                (Cedar Hills Proj.) 5.9% 10/20/2019                                                428,000         279
----------------------------------------------------------------------------------------------------------------------
                                                                                                   484,031         315
----------------------------------------------------------------------------------------------------------------------
              Transportation--5.6%
       800M   Minneapolis & St. Paul Metro Airports Comm.
                Airport Rev. Series "A" 5% 1/1/2018                                                865,000         563
----------------------------------------------------------------------------------------------------------------------




----------------------------------------------------------------------------------------------------------------------
                                                                                                                Amount
                                                                                                              Invested
                                                                                                              For Each
Principal                                                                                                   $10,000 of
  Amount      Security                                                                               Value  Net Assets
----------------------------------------------------------------------------------------------------------------------
              Utilities--10.3%
      $400M   Northern Minnesota Municipal Pwr. Agy. Elec.
                Sys. Rev. 5.4% 1/1/2016                                                           $437,000        $284
              Western Minnesota Municipal Power Agency:
       325M     5 1/2% 1/1/2011                                                                    335,699         219
       500M     5 1/2% 1/1/2015                                                                    553,750         360
       250M     5% 1/1/2030                                                                        263,750         171
----------------------------------------------------------------------------------------------------------------------
                                                                                                 1,590,199       1,034
----------------------------------------------------------------------------------------------------------------------
Total Value of Municipal Bonds (cost $14,055,231)                                     98.0%     15,057,470       9,800
Other Assets, Less Liabilities                                                         2.0         307,709         200
----------------------------------------------------------------------------------------------------------------------
Net Assets                                                                           100.0%    $15,365,179     $10,000
======================================================================================================================

                                                                                Expiration     Notional     Unrealized
Interest Rate Swaps                                                                   Date       Amount   Depreciation
----------------------------------------------------------------------------------------------------------------------
Receive quarterly a floating rate based on the
  BMA Index and pay quarterly a fixed rate
  equal to 3.661% with Citibank, N.A.                                            4/21/2015         $800M      $(13,345)
======================================================================================================================

* Municipal Bonds which have been prerefunded are shown maturing at the prerefunded call date.

See notes to financial statements


Fund Expenses
First Investors Multi-State Insured Tax Free Fund--MISSOURI FUND

The examples below show the ongoing costs (in dollars) of investing in your Fund and will help you in comparing these costs with costs of other mutual funds. Please refer to page 3 for a detailed explanation of the information presented in these examples.


-------------------------------------------------------------------------------------------
                                                  Beginning      Ending
                                                   Account       Account     Expenses Paid
                                                    Value         Value      During Period
                                                  (1/1/05)      (6/30/05)  (1/1/05-6/30/05)*
-------------------------------------------------------------------------------------------
Expense Example - Class A Shares
Actual                                            $1,000.00       $1,024.95       $3.01
Hypothetical
 (5% annual return before expenses)               $1,000.00       $1,021.81       $3.01
-------------------------------------------------------------------------------------------
Expense Example - Class B Shares
Actual                                            $1,000.00       $1,020.19       $6.76
Hypothetical
 (5% annual return before expenses)               $1,000.00       $1,018.10       $6.76
-------------------------------------------------------------------------------------------

* Expenses are equal to the annualized expense ratio of .60% for Class A shares and
  1.35% for  Class B shares, multiplied by the average account value over the period, multiplied by 181/365  (to reflect the one-half year period). Expenses paid during the period are net of expenses waived.


Portfolio Composition
BY SECTOR

(BAR CHART DATA:)

General Obligations                    42.0%
Other Revenue                          20.8%
Transportation                         16.0%
Utilities                               9.2%
Health Care                             8.6%
Education                               3.4%

Portfolio holdings and allocations are subject to change. Percentages are as of June 30, 2005, and are based on the total value of investments.

Portfolio of Investments
First Investors Multi-State Insured Tax Free Fund--MISSOURI FUND
June 30, 2005

----------------------------------------------------------------------------------------------------------------------
                                                                                                                Amount
                                                                                                              Invested
                                                                                                              For Each
Principal                                                                                                   $10,000 of
  Amount      Security                                                                               Value  Net Assets
----------------------------------------------------------------------------------------------------------------------
              MUNICIPAL BONDS--98.1%
              Education--3.3%
      $125M   Bowling Green School District 5.85% 3/1/2020                                        $139,531         $97
       150M   Missouri Southern State College Rev. Aux.
                Ent. Sys. 5.3% 4/1/2015                                                            165,562         116
       150M   Missouri State Hlth. & Educ. Facs. Auth.
                (Webster Univ.) 5 1/2% 4/1/2018                                                    165,750         116
----------------------------------------------------------------------------------------------------------------------
                                                                                                   470,843         329
----------------------------------------------------------------------------------------------------------------------
              General Obligations--41.2%
       100M   Belton School District #124, 6% 3/1/2018                                             112,125          78
     1,000M   Branson Missouri Sch. Dist. #R-4, 5% 3/1/2025                                      1,078,750         753
       500M   Camdenton Reorg. Sch. Dist. #R-III Camden
                Cnty. 5 1/4% 3/1/2021                                                              555,000         387
       400M   Cass County Reorg. School District #2,
                5 1/2% 3/1/2017                                                                    450,000         314
       350M   Clay County Pub. School District #53,
                5% 3/1/2017                                                                        378,000         264
              Greene County Reorg. School District #R-8:
       200M   5 1/4% 3/1/2018                                                                      219,750         153
       250M   5 1/4% 3/1/2019                                                                      273,125         191
       300M   Jackson County Reorg. School District #7,
                5 1/4% 3/1/2020                                                                    328,125         229
       100M   Jefferson County School District #6,
                6% 3/1/2014                                                                        112,000          78
       150M   Kansas City Streetlight Project Series "A"
                5 1/4% 2/1/2016                                                                    164,062         114
              Maplewood Richmond Heights School District:
       260M     5 1/4% 3/1/2011*                                                                   288,275         201
       140M     5 1/4% 3/1/2016                                                                    153,825         107
       425M   Scott Cnty. School District #6, 5% 3/1/2024                                          456,344         318
       500M   Springfield School District #R12, 5% 3/1/2020                                        544,375         380
       125M   St. Joseph's School Dist. (Direct Dep. Prog.)
                5 3/4% 3/1/2019                                                                    139,844          98
       100M   St. Louis County Pattonville R-3 School
                Dist. (Direct Dep. Prog.) 5 3/4% 3/1/2010*                                         112,500          79
       250M   Washington School District 5% 3/1/2015                                               272,813         190
       250M   Wentzville School District #4, 5% 3/1/2022                                           269,063         188
----------------------------------------------------------------------------------------------------------------------
                                                                                                 5,907,976       4,122
----------------------------------------------------------------------------------------------------------------------





Portfolio of Investments (continued)
First Investors Multi-State Insured Tax Free Fund--MISSOURI FUND
June 30, 2005

----------------------------------------------------------------------------------------------------------------------
                                                                                                                Amount
                                                                                                              Invested
                                                                                                              For Each
Principal                                                                                                   $10,000 of
  Amount      Security                                                                               Value  Net Assets
----------------------------------------------------------------------------------------------------------------------
              Health Care--8.5%
      $400M   Jackson County Spl. Oblig. (Truman Med. Ctr.)
                5% 12/1/2022                                                                      $429,500        $300
       140M   Missouri State Hlth. & Educ. Facs. Auth.
                Series "A" (BJC Hlth. Sys.)
                6 3/4% 5/15/2011                                                                   166,075         116
       500M   North Kansas City Hospital Rev. Series "A"
                5% 11/15/2020                                                                      537,500         375
        80M   Puerto Rico Indl. Tourist Educ. Med. & Env.
                Cntl. Facs. 6 1/4% 7/1/2016                                                         81,801          57
----------------------------------------------------------------------------------------------------------------------
                                                                                                 1,214,876         848
----------------------------------------------------------------------------------------------------------------------
              Transportation--15.7%
       400M   Bi-State Dev. Agy. Met. Dist. Metrolink Cross
                Cnty. Proj. Series "B" 5 1/4% 10/1/2019                                            443,500         309
       250M   Kansas City Airport Rev. Series "B" 5 1/4%
                9/1/2016                                                                           277,187         193
     1,000M   Puerto Rico Commonwealth Hwy. & Trans. Auth.
                5% 7/1/2022                                                                      1,090,000         761
              St. Louis Airport Revenue:
       150M     5 1/8% 7/1/2015                                                                    160,313         112
       255M     5.3% 7/1/2021                                                                      276,356         193
----------------------------------------------------------------------------------------------------------------------
                                                                                                 2,247,356       1,568
----------------------------------------------------------------------------------------------------------------------
              Utilities--9.0%
       250M   Jefferson County Cons. Public Water Supply
                5 1/4% 12/1/2016                                                                   279,687         195
        80M   Liberty Sewer System Rev. 6.15% 2/1/2015                                              88,200          62
              Missouri State Environmental Impt. & Energy Res. Auth.
                Water Pollution Control:
       250M     5 1/2% 7/1/2014                                                                    284,063         198
        90M     5.4% 7/1/2018                                                                       99,450          69
       250M   Nixa Elec. Sys. Rev. 5% 4/1/2025                                                     262,187         183
       250M   Puerto Rico Electric Power Auth. Rev.
                5 3/8% 7/1/2017                                                                    280,937         196
----------------------------------------------------------------------------------------------------------------------
                                                                                                 1,294,524         903
----------------------------------------------------------------------------------------------------------------------





----------------------------------------------------------------------------------------------------------------------
                                                                                                                Amount
                                                                                                              Invested
                                                                                                              For Each
Principal                                                                                                   $10,000 of
  Amount      Security                                                                               Value  Net Assets
----------------------------------------------------------------------------------------------------------------------
              Other Revenue--20.4%
      $100M   Clay County Public Building Auth. Leasehold
                Rev. 5 1/8% 5/15/2014                                                             $105,375         $74
       250M   Kansas City Municipal Assistance Corp. Rev.
                Series "A" 5% 3/1/2019                                                             268,125         187
       250M   Missouri State Board Public Buildings Series
                "A" 5% 5/1/2021                                                                    266,250         186
              Missouri State Dev. Finance Board
                Infrastructure Facilities Revenue:
       500M     Hartman Heritage Center Phase II 5% 4/1/2020                                       534,375         373
       125M     Midtown Redevelopment Project Series "A"
                  6% 4/1/2014                                                                      140,625          98
       500M   Missouri State Regional Convention & Sports
                Complex Auth. 5 1/4% 8/15/2020                                                     549,375         383
              Springfield Public Building Corp. Leasehold Revenue:
       125M     Capital Improvement 5.6% 6/1/2014                                                  137,656          96
       230M     Jordan Valley 5.85% 6/1/2014                                                       259,613         181
              St. Louis Municipal Finance Corp. Leasehold Revenue:
       250M     Carnahan Courthouse Series "A" 5% 2/15/2020                                        268,438         187
                City Justice Center Series "A":
       225M       5 1/4% 2/15/2015                                                                 250,031         174
       125M       5 3/4% 2/15/2018                                                                 139,531          97
----------------------------------------------------------------------------------------------------------------------
                                                                                                 2,919,394       2,036
----------------------------------------------------------------------------------------------------------------------
Total Value of Municipal Bonds (cost $13,265,821)                                     98.1%     14,054,969       9,806
Other Assets, Less Liabilities                                                         1.9         278,411         194
----------------------------------------------------------------------------------------------------------------------
Net Assets                                                                           100.0%    $14,333,380     $10,000
======================================================================================================================





Portfolio of Investments (continued)
First Investors Multi-State Insured Tax Free Fund--MISSOURI FUND
June 30, 2005

----------------------------------------------------------------------------------------------------------------------

                                                                                Expiration     Notional     Unrealized
Interest Rate Swaps                                                                   Date       Amount   Depreciation
----------------------------------------------------------------------------------------------------------------------
Receive quarterly a floating rate based on the
  BMA Index and pay quarterly a fixed rate
  equal to 3.69% with Citibank, N.A.                                             1/13/2015         $500M      $(11,003)
Receive quarterly a floating rate based on the
  BMA Index and pay quarterly a fixed rate
  equal to 3.548% with Citibank, N.A.                                            2/15/2015          500M        (4,943)
Receive quarterly a floating rate based on the
  BMA Index and pay quarterly a fixed rate
  equal to 3.661% with Citibank, N.A.                                            4/21/2015          600M       (10,009)
----------------------------------------------------------------------------------------------------------------------
                                                                                                 $1,600M      $(25,955)
======================================================================================================================

* Municipal Bonds which have been prerefunded are shown maturing at the prerefunded call date.

See notes to financial statements


Fund Expenses
First Investors Multi-State Insured Tax Free Fund--NEW JERSEY FUND

The examples below show the ongoing costs (in dollars) of investing in your Fund and will help you in comparing these costs with costs of other mutual funds. Please refer to page 3 for a detailed explanation of the information presented in these examples.


-------------------------------------------------------------------------------------------
                                                  Beginning      Ending
                                                   Account       Account     Expenses Paid
                                                    Value         Value      During Period
                                                  (1/1/05)      (6/30/05)  (1/1/05-6/30/05)*
-------------------------------------------------------------------------------------------
Expense Example - Class A Shares
Actual                                           $1,000.00      $1,019.90       $4.76
Hypothetical
 (5% annual return before expenses)              $1,000.00      $1,020.08       $4.76
-------------------------------------------------------------------------------------------
Expense Example - Class B Shares
Actual                                           $1,000.00      $1,016.49       $8.50
Hypothetical
 (5% annual return before expenses)              $1,000.00      $1,016.36       $8.50
-------------------------------------------------------------------------------------------

* Expenses are equal to the annualized expense ratio of .95% for Class A shares and
  1.70% for  Class B shares, multiplied by the average account value over the period, multiplied by 181/365  (to reflect the one-half year period). Expenses paid during the period are net of expenses waived.



Portfolio Composition
BY SECTOR

(BAR CHART DATA:)

Other Revenue                          23.4%
Education                              22.4%
Transportation                         18.6%
General Obligations                    14.7%
Utilities                              10.1%
Health Care                             8.7%
Housing                                 2.1%

Portfolio holdings and allocations are subject to change. Percentages are as of June 30, 2005, and are based on the total value of investments.

Portfolio of Investments
First Investors Multi-State Insured Tax Free Fund--NEW JERSEY FUND
June 30, 2005

----------------------------------------------------------------------------------------------------------------------
                                                                                                                Amount
                                                                                                              Invested
                                                                                                              For Each
Principal                                                                                                   $10,000 of
  Amount      Security                                                                               Value  Net Assets
----------------------------------------------------------------------------------------------------------------------
              MUNICIPAL BONDS--102.6%
              Education--23.0%
              New Jersey Educational Facilities Auth. Revenue:
    $2,125M     College of New Jersey Series "C"
                  5 3/8% 7/1/2016                                                               $2,366,719        $345
     5,000M     Higher Educ. Cap. Impt. Series "A"
                  5 1/8% 9/1/2022                                                                5,400,000         786
     1,800M     Rowan University Series "C" 5% 7/1/2022                                          1,950,750         284
     1,210M   Puerto Rico Indl. Tourist Educ. University
                Plaza Series "A" 5 5/8% 7/1/2013                                                 1,356,712         198
     1,000M   University of Medicine & Dentistry of New
                Jersey Series "A" 5 3/8% 12/1/2016                                               1,116,250         163
              University of Puerto Rico:
     1,715M     5 3/4% 6/1/2017                                                                  1,910,081         278
     1,500M     5 3/4% 6/1/2018                                                                  1,668,750         243
----------------------------------------------------------------------------------------------------------------------
                                                                                                15,769,262       2,297
----------------------------------------------------------------------------------------------------------------------
              General Obligations--15.1%
     1,750M   Atlantic City Board of Education
                  6.1% 12/1/2015                                                                 2,132,813         311
     1,260M   Cherry Hill Township 5% 7/15/2021                                                  1,363,950         199
              Essex County Improvement Authority Orange
                  School District:
     1,025M       Series "A" 6.95% 7/1/2005*                                                     1,045,500         152
       820M       Series "B" 6.95% 7/1/2005*                                                       836,400         122
     1,500M   Jersey City Series "B" 5% 9/1/2019                                                 1,623,750         236
     1,000M   Newark Water Utility GO 5% 10/1/2021                                               1,083,750         158
     1,100M   Washington Township Board of Education
                  5% 3/1/2029                                                                    1,168,750         170
     1,000M   West Deptford 5 1/2% 9/1/2010*                                                     1,116,250         163
----------------------------------------------------------------------------------------------------------------------
                                                                                                10,371,163       1,511
----------------------------------------------------------------------------------------------------------------------




----------------------------------------------------------------------------------------------------------------------
                                                                                                                Amount
                                                                                                              Invested
                                                                                                              For Each
Principal                                                                                                   $10,000 of
  Amount      Security                                                                               Value  Net Assets
----------------------------------------------------------------------------------------------------------------------
              Health Care--8.9%
              New Jersey State Health Care Facilities
                Financing Authority:
    $1,045M     Bayonne Hospital 6 1/4% 7/1/2012                                                $1,058,083        $154
     1,745M     General Hospital Center at Passaic
                   6% 7/1/2014                                                                   2,054,738         300
     1,000M     Meridian Health System Oblig. Group
                   5 5/8% 7/1/2014                                                               1,100,000         160
     1,620M     Riverview Medical Center 6 1/4% 7/1/2011                                         1,893,375         276
----------------------------------------------------------------------------------------------------------------------
                                                                                                 6,106,196         890
----------------------------------------------------------------------------------------------------------------------
              Housing--2.1%
     1,375M   New Jersey State Hsg. & Mtge. Fing. Agency
                Regency Park Project 6.05% 11/1/2017                                             1,483,281         214
----------------------------------------------------------------------------------------------------------------------
              Transportation--19.1%
     1,000M   Burlington County Bridge Commission
                5 1/4% 8/15/2021                                                                 1,091,250         159
     1,000M   Delaware River & Bay Authority
                5 1/2% 1/1/2010*                                                                 1,112,500         162
     1,000M   Delaware River Port Auth. PA & NJ Rev.
                5 3/4% 1/1/2022                                                                  1,106,250         161
     1,000M   New Jersey Econ. Dev. Auth. Rev. Light Rail Sys.
               6% 5/1/2009*                                                                      1,108,750         161
     1,000M   New Jersey State Hwy. Auth.
                (Garden State Parkway) 6.2% 1/1/2010                                             1,106,250         161
     2,440M   New Jersey State Turnpike Auth. Rev.
               5% 1/1/2035                                                                       2,543,700         370
     1,000M   Newark Hsg. Auth. Port Auth. (Newark Marine Term.)
               5 1/4% 1/1/2020                                                                   1,103,750         161
     2,100M   Port Authority of New York & New Jersey
                125th Series 5% 10/15/2018                                                       2,283,750         333
     1,500M   Puerto Rico Commwlth. Hwy. & Trans. Rev.
                Series "I" 5% 7/1/2022                                                           1,635,000         238
----------------------------------------------------------------------------------------------------------------------
                                                                                                13,091,200       1,906
----------------------------------------------------------------------------------------------------------------------




Portfolio of Investments (continued)
First Investors Multi-State Insured Tax Free Fund--NEW JERSEY FUND
June 30, 2005

----------------------------------------------------------------------------------------------------------------------
                                                                                                                Amount
                                                                                                              Invested
                                                                                                              For Each
Principal                                                                                                   $10,000 of
  Amount      Security                                                                               Value  Net Assets
----------------------------------------------------------------------------------------------------------------------
              Utilities--10.4%
    $1,250M   Evesham Municipal Utilities Auth. Rev.
                5% 7/1/2018                                                                     $1,350,000        $197
              Passaic Valley Sewer Commission:
     1,250M     Series "E" 5 5/8% 12/1/2018                                                      1,385,937         202
     1,000M     Series "F" 5% 12/1/2020                                                          1,080,000         157
              Puerto Rico Electric Power Authority:
     1,000M     Series "HH" 5 1/4% 7/1/2029                                                      1,085,000         158
     2,000M     Series "II" 5 3/8% 7/1/2017                                                      2,247,500         327
----------------------------------------------------------------------------------------------------------------------
                                                                                                 7,148,437       1,041
----------------------------------------------------------------------------------------------------------------------
              Other Revenue--24.0%
     2,900M   Atlantic County Impt. Auth. Lux. Tax
                (Convention Ctr.) 7.4% 7/1/2016                                                  3,693,875         538
     1,665M   Cape May County Indl. Poll. Cntl. Fin. Auth.
                6.8% 3/1/2021                                                                    2,226,938         324
              Casino Reinvestment Dev. Auth. Hotel Room
                Fee Revenue:
     2,000M     5 1/4% 6/1/2021                                                                  2,195,000         320
     1,150M     5% 1/1/2025                                                                      1,244,875         181
     1,000M   Essex County Impt. Auth. Lease Rev.
                (Correctional Facs. Proj.) 5 1/2% 10/1/2018                                      1,102,500         160
     1,000M   Hudson County Impt. Auth. Lease Rev. (County
                Services Bldg. Project) 5% 4/1/2035                                              1,061,250         154
     2,500M   New Jersey Economic Dev. Auth. (Liberty
                State Park Project) 5% 3/1/2027                                                  2,653,125         386
     1,000M   Passaic County Impt. Auth. Lease Rev.
              (Preakness Healthcare Center Proj.)
                5% 5/1/2035                                                                      1,060,000         154
     1,155M   Puerto Rico Municipal Finance Agency
                5 1/4% 8/1/2020                                                                  1,283,494         187
----------------------------------------------------------------------------------------------------------------------
                                                                                                16,521,057       2,404
----------------------------------------------------------------------------------------------------------------------
Total Value of Municipal Bonds (cost $65,427,314)                                    102.6%     70,490,596      10,263
Excess of Liabilities Over Other Assets                                               (2.6)     (1,808,487)       (263)
----------------------------------------------------------------------------------------------------------------------
Net Assets                                                                           100.0%    $68,682,109     $10,000
======================================================================================================================




----------------------------------------------------------------------------------------------------------------------

                                                                                Expiration     Notional     Unrealized
Interest Rate Swaps                                                                   Date       Amount   Depreciation
----------------------------------------------------------------------------------------------------------------------
Receive quarterly a floating rate based on the
  BMA Index and pay quarterly a fixed rate
  equal to 3.338% with JPMorgan Chase Bank, N.A.                                  5/4/2010       $3,500M      $(20,358)
Receive quarterly a floating rate based on the
  BMA Index and pay quarterly a fixed rate
  equal to 3.69% with Citibank, N.A.                                             1/13/2015        3,200M       (70,426)
Receive quarterly a floating rate based on the
  BMA Index and pay quarterly a fixed rate
  equal to 3.661% with Citibank, N.A.                                            4/21/2015        3,400M       (56,716)
----------------------------------------------------------------------------------------------------------------------
                                                                                                $10,100M     $(147,500)
======================================================================================================================

* Municipal Bonds which have been prerefunded are shown maturing at the prerefunded call date.

See notes to financial statements


Fund Expenses
First Investors Multi-State Insured Tax Free Fund--NORTH CAROLINA FUND

The examples below show the ongoing costs (in dollars) of investing in your Fund and will help you in comparing these costs with costs of other mutual funds. Please refer to page 3 for a detailed explanation of the information presented in these examples.

-------------------------------------------------------------------------------------------
                                                  Beginning      Ending
                                                   Account       Account     Expenses Paid
                                                    Value         Value      During Period
                                                  (1/1/05)      (6/30/05)  (1/1/05-6/30/05)*
-------------------------------------------------------------------------------------------
Expense Example - Class A Shares
Actual                                           $1,000.00      $1,022.70       $3.76
Hypothetical
 (5% annual return before expenses)              $1,000.00      $1,021.07       $3.76
-------------------------------------------------------------------------------------------
Expense Example - Class B Shares
Actual                                           $1,000.00      $1,019.08       $7.51
Hypothetical
 (5% annual return before expenses)              $1,000.00      $1,017.35       $7.50
-------------------------------------------------------------------------------------------

* Expenses are equal to the annualized expense ratio of .75% for Class A shares and
  1.50% for  Class B shares, multiplied by the average account value over the period, multiplied by 181/365  (to reflect the one-half year period). Expenses paid during the period are net of expenses waived.



Portfolio Composition
BY SECTOR

(BAR CHART DATA:)

Utilities                              37.0%
Certificates of Participation          22.5%
Education                              19.2%
Transportation                          9.9%
General Obligations                     5.8%
Health Care                             2.7%
Other Revenue                           1.7%
Short-Term Tax Exempt Investments       1.2%

Portfolio holdings and allocations are subject to change. Percentages are as of June 30, 2005, and are based on the total value of investments.

Portfolio of Investments
First Investors Multi-State Insured Tax Free Fund--NORTH CAROLINA FUND
June 30, 2005

----------------------------------------------------------------------------------------------------------------------
                                                                                                                Amount
                                                                                                              Invested
                                                                                                              For Each
Principal                                                                                                   $10,000 of
  Amount      Security                                                                               Value  Net Assets
----------------------------------------------------------------------------------------------------------------------
              MUNICIPAL BONDS--95.9%
              Certificates of Participation--21.8%
      $400M   Carteret County 5 5/8% 6/1/2020                                                     $442,500        $169
     1,000M   Concord 5% 6/1/2021                                                                1,090,000         416
              Harnett County:
       500M     5 1/2% 12/1/2014                                                                   559,375         214
       500M     5 1/8% 12/1/2023                                                                   546,250         209
     1,255M   Nash County Public Facs. Proj. 5 1/4% 6/1/2019                                     1,397,756         534
     1,110M   North Carolina Wildlife Resources Series "A"
                5 1/4% 6/1/2019                                                                  1,230,713         470
       250M   Pitt County 5 1/4% 4/1/2015                                                          273,750         105
       150M   Randolph County 5 1/2% 6/1/2009*                                                     165,562          63
----------------------------------------------------------------------------------------------------------------------
                                                                                                 5,705,906       2,180
----------------------------------------------------------------------------------------------------------------------
              Education--18.7%
              Appalachian State University:
     1,000M     5% 7/15/2025                                                                     1,081,250         413
       500M   Housing & Student Ctr. 5.6% 7/15/2010*                                               563,750         215
     1,000M   Series "A" 5 1/8% 5/1/2019                                                         1,097,500         419
       430M   Iredell County Public Facs. School Projs.
                6% 6/1/2010*                                                                       491,813         188
       500M   North Carolina Capital Facs. Fin. Agy.
                (Meredith College) 5 1/8% 6/1/2014                                                 543,750         208
     1,000M   University North Carolina Sys. Pool Rev.
                5 3/8% 4/1/2021                                                                  1,111,250         425
----------------------------------------------------------------------------------------------------------------------
                                                                                                 4,889,313       1,868
----------------------------------------------------------------------------------------------------------------------
              General Obligations--5.7%
       500M   Brunswick County 5 3/4% 5/1/2010*                                                    565,000         216
       250M   Cleveland County 5 1/2% 3/1/2012                                                     259,320          99
       400M   Johnston County 5% 6/1/2018                                                          433,500         166
       220M   Laurinburg Sanitation Swr. 5.3% 6/1/2012                                             225,410          86
----------------------------------------------------------------------------------------------------------------------
                                                                                                 1,483,230         567
----------------------------------------------------------------------------------------------------------------------
              Health Care--2.6%
       400M   North Carolina Medical Care Community Hosp.
                Rev. (Northeast Med. Ctr.) 5 3/8% 11/1/2016                                        441,000         167
       250M   Puerto Rico Indl. Tourist Educ. Med. & Env.
                Cntl. Facs. 6 1/4% 7/1/2016                                                        255,627          97
----------------------------------------------------------------------------------------------------------------------
                                                                                                   696,627         264
----------------------------------------------------------------------------------------------------------------------





Portfolio of Investments (continued)
First Investors Multi-State Insured Tax Free Fund--NORTH CAROLINA FUND
June 30, 2005

----------------------------------------------------------------------------------------------------------------------
                                                                                                                Amount
                                                                                                              Invested
                                                                                                              For Each
Principal                                                                                                   $10,000 of
  Amount      Security                                                                               Value  Net Assets
----------------------------------------------------------------------------------------------------------------------
              Transportation--9.6%
    $1,000M   Charlotte Airport Rev. Series "A"
                5 1/4% 7/1/2023                                                                 $1,092,500        $417
              Piedmont Triad Airport Authority Revenue:
       800M     5 1/2% 7/1/2013                                                                    871,000         333
       500M     5 1/4% 7/1/2016                                                                    547,500         209
----------------------------------------------------------------------------------------------------------------------
                                                                                                 2,511,000         959
----------------------------------------------------------------------------------------------------------------------
              Utilities--35.9%
       600M   Broad River Water Auth. Water Sys. Rev.
                5 3/4% 6/1/2017                                                                    674,250         258
     1,080M   Brunswick County Enterprise Sys. Rev.
                5 1/4% 4/1/2022                                                                  1,193,400         456
       250M   Buncombe County Solid Waste Sys. Rev.
                5.6% 3/1/2011                                                                      259,480          99
       250M   Charlotte Storm Water Fee Rev.
                5.65% 6/1/2010*                                                                    281,875         108
       250M   Gastonia Combined Utilities Sys. Rev.
                5 5/8% 5/1/2015                                                                    278,438         106
       250M   Greensboro Enterprise Sys. Rev. 5% 6/1/2017                                          270,000         103
              Greenville Combined Enterprise Sys. Revenue:
       250M     5 1/2% 9/1/2017                                                                    272,500         104
       250M     5 1/2% 9/1/2018                                                                    272,187         104
     1,000M   High Point Enterprise Sys. Rev. 5% 11/1/2024                                       1,082,500         413
       250M   Kinston Enterprise Sys. Rev. 5.7% 4/1/2012                                           260,303          99
       200M   North Carolina Eastern Municipal Pwr. Agy.
                Rev. 5.6% 1/1/2010                                                                 211,750          81
     1,000M   North Carolina Municipal Pwr. Agy. Rev.
                (Catawba Elec.) 5 1/4% 1/1/2018                                                  1,098,750         420
       650M   Puerto Rico Electric Pwr. Auth. Rev.
                5 1/4% 7/1/2022                                                                    713,375         273
     1,140M   Shelby Enterprise Sys. Rev. 5% 5/1/2022                                            1,229,775         470
     1,210M   Union County Enterprise Sys. Rev. 5% 6/1/2019                                      1,309,825         500
----------------------------------------------------------------------------------------------------------------------
                                                                                                 9,408,408       3,594
----------------------------------------------------------------------------------------------------------------------




----------------------------------------------------------------------------------------------------------------------
                                                                                                                Amount
                                                                                                              Invested
                                                                                                              For Each
Principal                                                                                                   $10,000 of
  Amount      Security                                                                               Value  Net Assets
----------------------------------------------------------------------------------------------------------------------
              Other Revenue--1.6%
      $250M   Cumberland County Finance Corp. Installment
                Pmt. Rev. (Detention Ctr. & Mental Hlth.)
                5 5/8% 6/1/2017                                                                   $273,750        $105
       140M   Fayetteville Finance Corp. Inst. Municipal
                Bldg. Prog. 5.7% 2/1/2010                                                          145,169          55
----------------------------------------------------------------------------------------------------------------------
                                                                                                   418,919         160
----------------------------------------------------------------------------------------------------------------------
Total Value of Municipal Bonds (cost $23,525,985)                                               25,113,403       9,592
----------------------------------------------------------------------------------------------------------------------
              SHORT-TERM TAX EXEMPT INVESTMENTS--1.2%
              Adjustable Rate Notes**
       100M   Puerto Rico Commonwealth Govt. Dev. Bank 2.14%                                       100,000          38
       200M   University of North Carolina Hosp. Rev. 2.26%                                        200,000          77
----------------------------------------------------------------------------------------------------------------------
Total Value of Short-Term Tax Exempt Investments (cost $300,000)                                   300,000         115
----------------------------------------------------------------------------------------------------------------------
Total Value of Municipal Investments (cost $23,825,985)                               97.1%     25,413,403       9,707
Other Assets, Less Liabilities                                                         2.9         765,887         293
----------------------------------------------------------------------------------------------------------------------
Net Assets                                                                           100.0%    $26,179,290     $10,000
======================================================================================================================

                                                                                Expiration     Notional     Unrealized
Interest Rate Swaps                                                                   Date       Amount   Depreciation
----------------------------------------------------------------------------------------------------------------------
Receive quarterly a floating rate based on the
  BMA Index and pay quarterly a fixed rate
  equal to 3.338% with JPMorgan Chase Bank, N.A.                                  5/4/2010       $1,000M       $(5,817)
Receive quarterly a floating rate based on the
  BMA Index and pay quarterly a fixed rate
  equal to 3.661% with Citibank, N.A.                                            4/21/2015        1,300M       (21,685)
----------------------------------------------------------------------------------------------------------------------
                                                                                                 $2,300M      $(27,502)
======================================================================================================================

 * Municipal Bonds which have been prerefunded are shown maturing at the prerefunded call date.

** Interest rates are determined and reset periodically by the issuer and are the rates in effect at June 30, 2005.

See notes to financial statements


Fund Expenses
First Investors Multi-State Insured Tax Free Fund--OHIO FUND

The examples below show the ongoing costs (in dollars) of investing in your Fund and will help you in comparing these costs with costs of other mutual funds. Please refer to page 3 for a detailed explanation of the information presented in these examples.

-------------------------------------------------------------------------------------------
                                                  Beginning      Ending
                                                   Account       Account     Expenses Paid
                                                    Value         Value      During Period
                                                  (1/1/05)      (6/30/05)  (1/1/05-6/30/05)*
-------------------------------------------------------------------------------------------
Expense Example - Class A Shares
Actual                                           $1,000.00      $1,019.68       $3.76
Hypothetical
 (5% annual return before expenses)              $1,000.00      $1,021.07       $3.76
-------------------------------------------------------------------------------------------
Expense Example - Class B Shares
Actual                                           $1,000.00      $1,016.63       $7.50
Hypothetical
 (5% annual return before expenses)              $1,000.00      $1,017.35       $7.50
-------------------------------------------------------------------------------------------

* Expenses are equal to the annualized expense ratio of .75% for Class A shares and
  1.50% for  Class B shares, multiplied by the average account value over the period, multiplied by 181/365  (to reflect the one-half year period). Expenses paid during the period are net of expenses waived.



Portfolio Composition
BY SECTOR

(BAR CHART DATA:)

General Obligations                    70.4%
Education                              13.7%
Other Revenue                           8.7%
Utilities                               4.3%
Health Care                             2.1%
Short-Term Tax Exempt Investments       0.8%

Portfolio holdings and allocations are subject to change. Percentages are as of June 30, 2005, and are based on the total value of investments.


Portfolio of Investments
First Investors Multi-State Insured Tax Free Fund--OHIO FUND
June 30, 2005

----------------------------------------------------------------------------------------------------------------------
                                                                                                                Amount
                                                                                                              Invested
                                                                                                              For Each
 Principal                                                                                                  $10,000 of
    Amount    Security                                                                               Value  Net Assets
----------------------------------------------------------------------------------------------------------------------
              MUNICIPAL BONDS--98.6%
              Education--13.6%
    $1,200M   Cincinnati State Tech. & Cmnty. College Gen.
                Receipts 5 1/4% 10/1/2020                                                       $1,329,000        $511
     1,000M   Cuyahoga Cmnty. College Dist. Gen. Receipts
                5% 12/1/2022                                                                     1,078,750         415
     1,000M   University Akron Gen. Receipts 6% 1/1/2010*                                        1,133,750         436
----------------------------------------------------------------------------------------------------------------------
                                                                                                 3,541,500       1,362
----------------------------------------------------------------------------------------------------------------------
              General Obligations--70.0%
     1,000M   Adams County Valley Local School District
                7% 12/1/2015                                                                     1,223,750         471
     1,000M   Akron-Summit County Public Library
                5% 12/1/2018                                                                     1,080,000         416
       800M   Avon Local School District 6 1/2% 12/1/2015                                          992,000         382
     1,000M   Beaver Creek Local School District
                6.6% 12/1/2015                                                                   1,248,750         480
       500M   Brecksville-Broadview Heights City School District
                6 1/2% 12/1/2016                                                                   535,000         206
     1,095M   Central Solid Waste Auth. 5% 12/1/2022                                             1,185,338         456
     1,000M   Cleveland Municipal School District
                5 1/4% 12/1/2023                                                                 1,103,750         425
     1,000M   Dublin City School Dist. Fac. Construction &
                Improvement 5% 12/1/2021                                                         1,081,250         416
     1,135M   Eaton City School District 5 3/8% 12/1/2018                                        1,276,875         491
     1,445M   Fairfield County 5% 12/1/2025                                                      1,542,537         594
       700M   Garfield Heights 6.3% 12/1/2014                                                      717,234         276
       655M   Jefferson County Jail Construction 5 3/4% 12/1/2019                                  794,188         306
     1,000M   Licking County Joint Voc. School District
                5% 12/1/2020                                                                     1,076,250         414
     1,300M   Lorain 5 1/2% 12/1/2018                                                            1,464,125         563
       250M   North Fork Local School District 5 3/4% 12/1/2018                                    301,875         116
       350M   North Royalton City School District 6% 12/1/2009*                                    399,437         154
     1,000M   Oakwood City School District 5% 12/1/2020                                          1,085,000         417
       210M   Shaker Heights City School District
                7.1% 12/15/2010                                                                    234,150          90
       750M   Youngstown 6% 12/1/2031                                                              855,000         329
----------------------------------------------------------------------------------------------------------------------
                                                                                                18,196,509       7,002
----------------------------------------------------------------------------------------------------------------------





Portfolio of Investments (continued)
First Investors Multi-State Insured Tax Free Fund--OHIO FUND
June 30, 2005

----------------------------------------------------------------------------------------------------------------------
                                                                                                                Amount
                                                                                                              Invested
                                                                                                              For Each
 Principal                                                                                                  $10,000 of
    Amount    Security                                                                               Value  Net Assets
----------------------------------------------------------------------------------------------------------------------
              Health Care--2.1%
      $500M   Lorain County Hosp. Rev. (Catholic
                Healthcare Partners) 5 1/2% 9/1/2011                                              $534,375        $206
----------------------------------------------------------------------------------------------------------------------
              Utilities--4.2%
       280M   Hamilton Wastewater Rev. 5.9% 10/15/2006*                                            294,000         113
       500M   Mahoning Valley Sanitary District Water Rev.
                5 3/4% 11/15/2018                                                                  556,875         214
       230M   Ohio State Water Dev. Auth. Rev. Pure Water
                Series "I" 7% 12/1/2009                                                            248,975          96
----------------------------------------------------------------------------------------------------------------------
                                                                                                 1,099,850         423
----------------------------------------------------------------------------------------------------------------------
              Other Revenue--8.7%
     1,000M   Hamilton County Sales Tax 5 3/4% 12/1/2013                                         1,128,750         434
     1,000M   New Albany Cmnty. Auth. Dev. 5 1/2% 10/1/2015                                      1,125,000         433
----------------------------------------------------------------------------------------------------------------------
                                                                                                 2,253,750         867
----------------------------------------------------------------------------------------------------------------------
Total Value of Municipal Bonds (cost $23,541,505)                                               25,625,984       9,860
----------------------------------------------------------------------------------------------------------------------
              SHORT-TERM TAX EXEMPT INVESTMENTS--.8%
       200M   Cuyahoga County Hosp. Rev. (Univ. Hosp.
                Cleveland) Adjustable Rate Note 2.26% **
                (cost $200,000)                                                                    200,000          77
----------------------------------------------------------------------------------------------------------------------
Total Value of Municipal Investments (cost $23,741,505)                               99.4%     25,825,984       9,937
Other Assets, Less Liabilities                                                          .6         163,022          63
----------------------------------------------------------------------------------------------------------------------
Net Assets                                                                           100.0%    $25,989,006     $10,000
======================================================================================================================

                                                                                Expiration       Notional   Unrealized
Interest Rate Swap                                                                    Date         Amount Depreciation
----------------------------------------------------------------------------------------------------------------------
Receive quarterly a floating rate based on the
  BMA Index and pay quarterly a fixed rate
  equal to 3.661% with Citibank, N.A.                                            4/21/2015         $1,300M    $(21,686)
======================================================================================================================

 * Municipal Bonds which have been prerefunded are shown maturing at the prerefunded call date.

** Interest rate is determined and reset daily by the issuer and is the rate in effect at June 30, 2005.

See notes to financial statements


Fund Expenses
First Investors Multi-State Insured Tax Free Fund--OREGON FUND

The examples below show the ongoing costs (in dollars) of investing in your Fund and will help you in comparing these costs with costs of other mutual funds. Please refer to page 3 for a detailed explanation of the information presented in these examples.


----------------------------------------------------------------------------------------------
                                                  Beginning       Ending
                                                   Account        Account    Expenses Paid
                                                    Value          Value     During Period
                                                   (1/1/05)      (6/30/05)  (1/1/05-6/30/05)*
----------------------------------------------------------------------------------------------
Expense Example - Class A Shares
Actual                                            $1,000.00      $1,021.93       $4.26
Hypothetical
 (5% annual return before expenses)               $1,000.00      $1,020.57       $4.26
----------------------------------------------------------------------------------------------
Expense Example - Class B Shares
Actual                                            $1,000.00      $1,017.46       $8.00
Hypothetical
 (5% annual return before expenses)               $1,000.00      $1,016.86       $8.00
----------------------------------------------------------------------------------------------

* Expenses are equal to the annualized expense ratio of .85% for Class A shares and 1.60% for
  Class B shares, multiplied by the average account value over the period, multiplied by
  181/365 (to reflect the one-half year period). Expenses paid during the period are net of expenses waived.



Portfolio Composition
BY SECTOR

(BAR CHART DATA:)

General Obligations                    54.5%
Utilities                              16.7%
Certificates of Participation          11.0%
Education                               8.8%
Other Revenue                           6.0%
Transportation                          3.0%

Portfolio holdings and allocations are subject to change. Percentages are as of June 30, 2005, and are based on the total value of investments.


Portfolio of Investments
First Investors Multi-State Insured Tax Free Fund--OREGON FUND
June 30, 2005

----------------------------------------------------------------------------------------------------------------------
                                                                                                                Amount
                                                                                                              Invested
                                                                                                              For Each
 Principal                                                                                                  $10,000 of
    Amount    Security                                                                               Value  Net Assets
----------------------------------------------------------------------------------------------------------------------
              MUNICIPAL BONDS--98.5%
              Certificates of Participation--10.8%
              Oregon State Dept. of Administrative Services:
      $500M     5.65% 5/1/2007*                                                                   $531,250        $175
       500M     5 1/4% 5/1/2017                                                                    553,125         183
     1,000M     5% 5/1/2021                                                                      1,090,000         359
     1,020M     5% 5/1/2022                                                                      1,100,325         363
----------------------------------------------------------------------------------------------------------------------
                                                                                                 3,274,700       1,080
----------------------------------------------------------------------------------------------------------------------
              Education--8.7%
       200M   Chemeketa Community College District
                6.4% 7/1/2009                                                                      203,666          67
     1,250M   Oregon Health Sciences Univ. Rev. 5 1/4% 7/1/2022                                  1,370,313         452
     1,000M   Oregon State Facs. Authority Rev. College in
                Student Hsg. Proj. 5% 7/1/2035                                                   1,058,750         349
----------------------------------------------------------------------------------------------------------------------
                                                                                                 2,632,729         868
----------------------------------------------------------------------------------------------------------------------
              General Obligations--53.7%
     1,000M   Benton and Linn Counties School District
                #509J (Corvallis) 5% 6/1/2020                                                    1,081,250         356
       300M   Chemeketa Community College District
                5.8% 6/1/2006*                                                                     308,556         102
              Clackamas County School District:
     1,000M     #62C (Oregon City) 5% 6/15/2020                                                  1,087,500         359
     1,000M     #86 (Canby) 5% 6/15/2020                                                         1,087,500         359
     1,000M     #86 (Canby) 5% 6/15/2023                                                         1,087,500         359
       555M   Columbia Gorge Community College 5% 6/15/2023                                        600,787         198
     1,055M   Gresham 5 3/8% 6/1/2017                                                            1,180,281         389
       635M   Jefferson County School District #509J
                5 1/4% 6/15/2019                                                                   699,294         231
       245M   La Grande 5 5/8% 6/1/2011                                                            251,497          83
              Linn County School District:
       250M     #9 (Lebanon) 6 1/8% 6/15/2010*                                                     285,625          94
       435M     #55, 5 1/2% 6/15/2011*                                                             490,463         162
        65M     #55, 5 1/2% 6/15/2025                                                               71,662          24
       180M     #95 (Scio) 5 3/4% 7/15/2006*                                                       185,659          61
       250M   Morrow County School District #1,
                5 5/8% 6/15/2011*                                                                  283,438          93
     1,000M   Multnomah County Sch. Dist. #7 (Reynolds)
                5% 6/1/2035                                                                      1,036,250         342
----------------------------------------------------------------------------------------------------------------------





----------------------------------------------------------------------------------------------------------------------
                                                                                                                Amount
                                                                                                              Invested
                                                                                                              For Each
 Principal                                                                                                  $10,000 of
    Amount    Security                                                                               Value  Net Assets
----------------------------------------------------------------------------------------------------------------------
              General Obligations (continued)
      $760M   Polk Marion & Benton Counties School
                District #13J 5 5/8% 6/15/2010*                                                   $850,250        $280
              Southwestern Community College District:
       600M     6.05% 6/1/2010*                                                                    682,500         225
     1,000M     5% 6/1/2030                                                                      1,068,750         352
       250M   Tillamook County 5.6% 1/15/2007*                                                     260,937          86
       615M   Treasure Valley Community College 5% 6/1/2035                                        653,438         215
       400M   Umatilla County School District #16R
                (Pendleton) 5 1/4% 7/1/2014                                                        455,000         150
       520M   Wasco County School District #12, 5 1/2% 6/15/2018                                   612,300         202
              Washington and Clackamas Counties School
                District #23 (Tigard):
       600M     5 1/4% 6/1/2016                                                                    687,750         227
     1,000M     5 3/8% 6/15/2020                                                                 1,112,500         367
       170M   Washington County School District
                #3JT (Hillsboro) 6% 11/1/2005*                                                     171,899          57
----------------------------------------------------------------------------------------------------------------------
                                                                                                16,292,586       5,373
----------------------------------------------------------------------------------------------------------------------
              Transportation--2.9%
       500M   Portland Airport Way Urban Renewal & Redev.
                6% 6/15/2016                                                                       562,500         184
       300M   Puerto Rico Commonwealth Hwy. & Trans. Auth.
                Rev. 5 3/4% 7/1/2018                                                               336,375         110
----------------------------------------------------------------------------------------------------------------------
                                                                                                   898,875         294
----------------------------------------------------------------------------------------------------------------------
              Utilities--16.5%
       440M   Columbia River Peoples Utility District
                Elec. Sys. 5.55% 12/1/2020                                                         484,550         160
       600M   Eugene Water Utility System 5.8% 8/1/2020                                            669,750         221
       250M   Marion County Solid Waste & Electric Rev.
                5 3/8% 10/1/2008                                                                   257,812          85
       250M   Portland Gas Tax Rev. 5 3/4% 6/1/2006*                                               257,020          85
       300M   Portland Sewer System Rev. Series "A"
                5 1/4% 6/1/2020                                                                    331,125         109
              Puerto Rico Electric Power Authority:
       750M     5 1/8% 7/1/2026                                                                    811,875         268
       500M     5 1/4% 7/1/2029                                                                    542,500         179
----------------------------------------------------------------------------------------------------------------------





Portfolio of Investments (continued)
First Investors Multi-State Insured Tax Free Fund--OREGON FUND
June 30, 2005

----------------------------------------------------------------------------------------------------------------------
                                                                                                                Amount
                                                                                                              Invested
                                                                                                              For Each
 Principal                                                                                                  $10,000 of
    Amount    Security                                                                               Value  Net Assets
----------------------------------------------------------------------------------------------------------------------
              Utilities (continued)
      $250M   Salem Water & Sewer Rev. 5 1/2% 6/1/2006*                                           $256,465         $84
     1,000M   Sunrise Water Authority Water Rev. 5 1/4% 3/1/2024                                 1,101,250         363
       250M   Washington County Unified Sewer Agy.
                5 3/4% 10/1/2012                                                                   289,375          95
----------------------------------------------------------------------------------------------------------------------
                                                                                                 5,001,722       1,649
----------------------------------------------------------------------------------------------------------------------
              Other Revenue--5.9%
       500M   Oregon State Administrative Services Lottery
                5 3/4% 4/1/2009*                                                                   554,375         183
              Portland Urban Renewal & Redevelopment:
       405M     Oregon Conv. Ctr. Series "A" 5 1/2% 6/15/2020                                      445,500         147
       700M     South Parks Blocks Series "A" 5 3/4% 6/15/2017                                     786,625         259
----------------------------------------------------------------------------------------------------------------------
                                                                                                 1,786,500         589
----------------------------------------------------------------------------------------------------------------------
Total Value of Municipal Bonds (cost $28,160,436)                                     98.5%     29,887,112       9,853
Other Assets, Less Liabilities                                                         1.5         446,601         147
----------------------------------------------------------------------------------------------------------------------
Net Assets                                                                           100.0%    $30,333,713     $10,000
======================================================================================================================

                                                                                Expiration       Notional   Unrealized
Interest Rate Swaps                                                                   Date         Amount Depreciation
----------------------------------------------------------------------------------------------------------------------
Receive quarterly a floating rate based on the
  BMA Index and pay quarterly a fixed rate
  equal to 3.338% with JPMorgan Chase Bank, N.A.                                  5/4/2010         $1,000M     $(5,817)
Receive quarterly a floating rate based on the
  BMA Index and pay quarterly a fixed rate
  equal to 3.69% with Citibank, N.A.                                             1/13/2015          1,400M     (30,811)
Receive quarterly a floating rate based on the
  BMA Index and pay quarterly a fixed rate
  equal to 3.661% with Citibank, N.A.                                            4/21/2015          1,500M     (25,022)
----------------------------------------------------------------------------------------------------------------------
                                                                                                   $3,900M    $(61,650)
======================================================================================================================

* Municipal Bonds which have been prerefunded are shown maturing at the prerefunded call date.

See notes to financial statements


Fund Expenses
First Investors Multi-State Insured Tax Free Fund--PENNSYLVANIA FUND

The examples below show the ongoing costs (in dollars) of investing in your Fund and will help you in comparing these costs with costs of other mutual funds. Please refer to page 3 for a detailed explanation of the information presented in these examples.


----------------------------------------------------------------------------------------------
                                                  Beginning       Ending
                                                   Account        Account    Expenses Paid
                                                    Value          Value     During Period
                                                   (1/1/05)      (6/30/05)  (1/1/05-6/30/05)*
----------------------------------------------------------------------------------------------
Expense Example - Class A Shares
Actual                                            $1,000.00      $1,020.57       $4.51
Hypothetical
 (5% annual return before expenses)               $1,000.00      $1,020.33       $4.51
----------------------------------------------------------------------------------------------
Expense Example - Class B Shares
Actual                                            $1,000.00      $1,016.45       $8.25
Hypothetical
 (5% annual return before expenses)               $1,000.00      $1,016.61       $8.25
----------------------------------------------------------------------------------------------

* Expenses are equal to the annualized expense ratio of .90% for Class A shares and 1.65% for
  Class B shares, multiplied by the average account value over the period, multiplied by
  181/365 (to reflect the one-half year period). Expenses paid during the period are net of expenses waived.



Portfolio Composition
BY SECTOR

(BAR CHART DATA:)

General Obligations                    30.6%
Utilities                              17.0%
Education                              16.2%
Other Revenue                          15.9%
Health Care                            13.5%
Transportation                          6.8%

Portfolio holdings and allocations are subject to change. Percentages are as of June 30, 2005, and are based on the total value of investments.


Portfolio of Investments
First Investors Multi-State Insured Tax Free Fund--PENNSYLVANIA FUND
June 30, 2005

----------------------------------------------------------------------------------------------------------------------
                                                                                                                Amount
                                                                                                              Invested
                                                                                                              For Each
 Principal                                                                                                  $10,000 of
    Amount    Security                                                                               Value  Net Assets
----------------------------------------------------------------------------------------------------------------------
              MUNICIPAL BONDS--98.6%
              Education--16.0%
    $1,000M   Pennsylvania State Higher Educ. Assistance
                Agy. 6 1/8% 12/15/2010*                                                         $1,152,500        $235
     1,410M   Pennsylvania State Higher Educ. Facs.
                Authority 5 1/2% 6/15/2014                                                       1,554,525         317
              State Public School Bldg. Auth. Revenue:
     2,000M     Colonial 5% 5/15/2026                                                            2,137,500         436
       500M     Delaware Cnty. Cmnty. College Proj.
                  5 3/4% 10/1/2010*                                                                561,250         115
     1,000M     Northampton Cnty. Area Series "A" 5% 3/1/2020                                    1,087,500         222
     1,265M     Richland School District 5% 11/15/2022                                           1,364,619         278
----------------------------------------------------------------------------------------------------------------------
                                                                                                 7,857,894       1,603
----------------------------------------------------------------------------------------------------------------------
              General Obligations--30.2%
       750M   Ambridge Area Sch. Dist. Series "B"
                5 1/8% 11/1/2012*                                                                  838,125         171
     1,000M   Bristol Boro School District 5 1/4% 3/1/2031                                       1,092,500         223
     1,000M   Chambersburg School District 5% 3/1/2024                                           1,066,250         218
     1,000M   General McLane School District
                5 3/4% 5/15/2007*                                                                1,055,000         215
     1,190M   Jim Thorpe School District 5% 3/15/2027                                            1,273,300         260
     1,065M   Mifflin County 5 1/2% 9/1/2020                                                     1,175,494         240
     1,000M   Northern Tioga School District 5% 3/1/2021                                         1,080,000         220
     1,365M   Owen J. Roberts School District 5 1/2% 8/15/2016                                   1,539,037         314
              Pennsbury School District:
     1,000M     5 1/2% 1/15/2017                                                                 1,122,500         229
     1,085M     5% 8/1/2025                                                                      1,166,375         238
       385M   Philadelphia 6% 11/15/2014                                                           393,786          80
     1,180M   Philadelphia School District 6% 3/1/2010*                                          1,328,975         271
     1,500M   Pittsburgh 5 1/2% 9/1/2014                                                         1,668,750         340
----------------------------------------------------------------------------------------------------------------------
                                                                                                14,800,092       3,019
----------------------------------------------------------------------------------------------------------------------
              Health Care--13.2%
              Allegheny County Hospital Development Authority:
     1,000M     Allegheny General Hospital Proj. 6.2% 9/1/2007*                                  1,072,500         218
                Health Center--University of Pittsburgh:
     1,000M       5.6% 4/1/2013                                                                  1,061,250         216
     1,000M       5.65% 4/1/2014                                                                 1,061,250         216
----------------------------------------------------------------------------------------------------------------------





----------------------------------------------------------------------------------------------------------------------
                                                                                                                Amount
                                                                                                              Invested
                                                                                                              For Each
 Principal                                                                                                  $10,000 of
    Amount    Security                                                                               Value  Net Assets
----------------------------------------------------------------------------------------------------------------------
              Health Care (continued)
    $1,000M   Berks County Municipal Auth. Hosp.
                (Reading Hosp. Med. Ctr.) 5.7% 10/1/2014                                        $1,162,500        $237
     1,000M   Dauphin Cnty. Gen. Hlth. Sys.
                (Pinnacle Hlth. Sys.) 5 1/2% 5/15/2013                                           1,052,500         214
     1,000M   Pennsylvania State Higher Educ. Facs. Auth. Hlth.
                Svcs. 5.7% 11/15/2011 (Defaulted) (Note 1A)                                      1,098,750         224
----------------------------------------------------------------------------------------------------------------------
                                                                                                 6,508,750       1,325
----------------------------------------------------------------------------------------------------------------------
              Transportation--6.7%
     1,620M   Allegheny County Port. Auth. Spl. Rev.
                5 1/4% 3/1/2020                                                                  1,757,700         359
     1,375M   Pennsylvania State Turnpike Commn. Tpk. Rev.
                5 1/4% 12/1/2022                                                                 1,524,531         311
----------------------------------------------------------------------------------------------------------------------
                                                                                                 3,282,231         670
----------------------------------------------------------------------------------------------------------------------
              Utilities--16.8%
     1,325M   Bucks County Water & Sewer Auth. Rev.
                5 3/8% 6/1/2019                                                                  1,467,437         299
     1,000M   Delaware Cnty. Regl. Wtr. Quality Cntl.
                Auth. Swr. Rev. 5% 5/1/2025                                                      1,072,500         219
     1,000M   Erie Sewer Authority Rev. 5 7/8% 6/1/2010*                                         1,130,000         230
     1,000M   New Castle Sanitation Auth. Swr. 5% 6/1/2024                                       1,057,500         216
     2,950M   Pittsburgh Water & Sewer Auth. Rev.
                6 1/2% 9/1/2013                                                                  3,495,750         713
----------------------------------------------------------------------------------------------------------------------
                                                                                                 8,223,187       1,677
----------------------------------------------------------------------------------------------------------------------
              Other Revenue--15.7%
     1,000M   Erie Cnty. Convention Center Rev.
                5% 1/15/2036                                                                     1,065,000         217
              Philadelphia Auth. Indl. Dev. Lease Revenue:
     1,000M     5 1/2% 10/1/2014                                                                 1,117,500         228
     1,000M     5 1/2% 10/1/2016                                                                 1,110,000         227
     1,000M   Philadelphia Housing Auth. Rev. Bonds Series "A"
                5 1/2% 12/1/2019                                                                 1,132,500         231
              Philadelphia Redev. Neighborhood Transformation
                Series "A":
     1,000M     5 1/2% 4/15/2016                                                                 1,122,500         229
     1,000M     5 1/2% 4/15/2019                                                                 1,116,250         228
----------------------------------------------------------------------------------------------------------------------





Portfolio of Investments (continued)
First Investors Multi-State Insured Tax Free Fund--PENNSYLVANIA FUND
June 30, 2005

----------------------------------------------------------------------------------------------------------------------
                                                                                                                Amount
                                                                                                              Invested
                                                                                                              For Each
 Principal                                                                                                  $10,000 of
    Amount    Security                                                                               Value  Net Assets
----------------------------------------------------------------------------------------------------------------------
              Other Revenue (continued)
    $1,000M   Washington County Indl. Dev. Auth.
                (West Penn Pwr. Co.) 6.05% 4/1/2014                                             $1,026,480        $209
----------------------------------------------------------------------------------------------------------------------
                                                                                                 7,690,230       1,569
----------------------------------------------------------------------------------------------------------------------
Total Value of Municipal Bonds (cost $44,802,157)                                     98.6%     48,362,384       9,863
Other Assets, Less Liabilities                                                         1.4         672,535         137
----------------------------------------------------------------------------------------------------------------------
Net Assets                                                                           100.0%    $49,034,919     $10,000
======================================================================================================================

                                                                                Expiration       Notional   Unrealized
Interest Rate Swaps                                                                   Date         Amount Depreciation
----------------------------------------------------------------------------------------------------------------------
Receive quarterly a floating rate based on the
  BMA Index and pay quarterly a fixed rate
  equal to 3.338% with JPMorgan Chase Bank, N.A.                                  5/4/2010         $2,500M    $(14,541)
Receive quarterly a floating rate based on the
  BMA Index and pay quarterly a fixed rate
  equal to 3.661% with Citibank, N.A.                                            4/21/2015          2,400M     (40,035)
----------------------------------------------------------------------------------------------------------------------
                                                                                                   $4,900M    $(54,576)
======================================================================================================================

* Municipal Bonds which have been prerefunded are shown maturing at the prerefunded call date.

See notes to financial statements


Fund Expenses
First Investors Multi-State Insured Tax Free Fund--VIRGINIA FUND

The examples below show the ongoing costs (in dollars) of investing in your Fund and will help you in comparing these costs with costs of other mutual funds. Please refer to page 3 for a detailed explanation of the information presented in these examples.


----------------------------------------------------------------------------------------------
                                                  Beginning       Ending
                                                   Account        Account    Expenses Paid
                                                    Value          Value     During Period
                                                   (1/1/05)      (6/30/05)  (1/1/05-6/30/05)*
----------------------------------------------------------------------------------------------
Expense Example - Class A Shares
Actual                                            $1,000.00      $1,021.06       $4.51
Hypothetical
 (5% annual return before expenses)               $1,000.00      $1,020.33       $4.51
----------------------------------------------------------------------------------------------
Expense Example - Class B Shares
Actual                                            $1,000.00      $1,017.20       $8.25
Hypothetical
 (5% annual return before expenses)               $1,000.00      $1,016.61       $8.25
----------------------------------------------------------------------------------------------

* Expenses are equal to the annualized expense ratio of .90% for Class A shares and 1.65% for
  Class B shares, multiplied by the average account value over the period, multiplied by
  181/365  (to reflect the one-half year period). Expenses paid during the period are net of expenses waived.


Portfolio Composition
BY SECTOR

(BAR CHART DATA:)

General Obligations                    28.5%
Other Revenue                          28.0%
Utilities                              18.2%
Transportation                         12.9%
Health Care                             9.2%
Education                               3.2%

Portfolio holdings and allocations are subject to change. Percentages are as of June 30, 2005, and are based on the total value of investments.


Portfolio of Investments
First Investors Multi-State Insured Tax Free Fund--VIRGINIA FUND
June 30, 2005

----------------------------------------------------------------------------------------------------------------------
                                                                                                                Amount
                                                                                                              Invested
                                                                                                              For Each
 Principal                                                                                                  $10,000 of
    Amount    Security                                                                               Value  Net Assets
----------------------------------------------------------------------------------------------------------------------
              MUNICIPAL BONDS--98.5%
              Education--3.2%
    $1,000M   Virginia College Building Auth. Educ. Facs.
                Rev. 5 1/4% 2/1/2017                                                            $1,100,000        $316
----------------------------------------------------------------------------------------------------------------------
              General Obligations--28.0%
     1,000M   Hampton 5 3/4% 2/1/2010*                                                           1,133,750         326
     1,065M   Harrisonburg Public Safety & Steam Plant
                Series "A" 5% 7/15/2020                                                          1,155,525         332
     1,000M   Lunenburg County Series "B" 5 1/4% 2/1/2029                                        1,087,500         312
              Norfolk:
     1,730M     5% 7/1/2020                                                                      1,864,075         536
     1,100M     5% 7/1/2021                                                                      1,183,875         340
              Richmond:
     1,000M     5 3/8% 1/15/2015                                                                 1,098,750         316
     1,000M     5 1/2% 1/15/2017                                                                 1,111,250         319
     1,000M   Roanoke Public Impt. Series "A" 5 1/4% 10/1/2020                                   1,117,500         321
----------------------------------------------------------------------------------------------------------------------
                                                                                                 9,752,225       2,802
----------------------------------------------------------------------------------------------------------------------
              Health Care--9.1%
              Roanoke Industrial Development Authority:
     1,000M     Carilion Health Sys. Series "A" 5 1/2% 7/1/2021                                  1,108,750         319
     1,675M     Roanoke Memorial Hosp. Proj. 6 1/8% 7/1/2017                                     2,049,781         589
----------------------------------------------------------------------------------------------------------------------
                                                                                                 3,158,531         908
----------------------------------------------------------------------------------------------------------------------
              Transportation--12.7%
              Metropolitan Washington DC Airport Auth. System:
       960M     Series "B" 5.1% 10/1/2021                                                        1,029,600         296
       500M     Series "B" 5 1/8% 10/1/2022                                                        536,250         154
     1,585M   Norfolk Airport Auth. 5 3/8% 7/1/2015                                              1,751,425         503
     1,000M   Puerto Rico Commwlth. Hwy. & Trans. Auth.
                Rev. Series "J" 5% 7/1/2020                                                      1,095,000         315
----------------------------------------------------------------------------------------------------------------------
                                                                                                 4,412,275       1,268
----------------------------------------------------------------------------------------------------------------------
              Utilities--18.0%
     1,165M   Bristol Utility Sys. Rev. 5 3/4% 7/15/2015                                         1,380,525         397
     1,000M   Norfolk Water Rev. 5 7/8% 11/1/2015                                                1,029,830         296
       500M   Powhatan Cnty. Econ. Dev. Auth. Lease Rev.
                5 1/8% 7/15/2018                                                                   548,750         158
----------------------------------------------------------------------------------------------------------------------





----------------------------------------------------------------------------------------------------------------------
                                                                                                                Amount
                                                                                                              Invested
                                                                                                              For Each
 Principal                                                                                                  $10,000 of
    Amount    Security                                                                               Value  Net Assets
----------------------------------------------------------------------------------------------------------------------
              Utilities (continued)
              Puerto Rico Electric Power Authority:
    $1,000M     5 3/8% 7/1/2017                                                                 $1,123,750        $323
     1,000M     Series "II" 5 1/4% 7/1/2022                                                      1,097,500         315
     1,000M   Virginia Beach Water & Sewer Rev. 5% 10/1/2018                                     1,075,000         309
----------------------------------------------------------------------------------------------------------------------
                                                                                                 6,255,355       1,798
----------------------------------------------------------------------------------------------------------------------
              Other Revenue--27.5%
     1,000M   Dinwiddie Cnty. Indl. Dev. Auth. Lease Rev.
                Series "B" 5% 2/15/2024                                                          1,073,750         309
     1,230M   Front Royal & Warren Cnty. Indl. Dev. Auth.
                Lease Rev. 5% 4/1/2022                                                           1,325,325         381
     1,000M   Gloucester County Indl. Dev. Auth.
                (Courthouse Proj.) 5 3/8% 11/1/2020                                              1,093,750         314
       500M   Henrico County Econ. Dev. Auth. (Regional
                Jail Proj.) 5 5/8% 11/1/2015                                                       558,750         161
     1,000M   Middlesex County Indl. Dev. Auth. Lease Rev.
                5 1/8% 8/1/2023                                                                  1,088,750         313
     1,000M   Montgomery County Indl. Dev. Auth. Series "C"
                6% 1/15/2011*                                                                    1,152,500         331
              Southwest Regional Jail Authority Revenue:
     1,000M     5 1/8% 9/1/2021                                                                  1,087,500         312
     1,020M     5 1/8% 9/1/2022                                                                  1,105,425         318
     1,010M   Virginia State Res. Auth. Infrastructure
                Rev. Series "B" 5 1/2% 5/1/2018                                                  1,113,525         320
----------------------------------------------------------------------------------------------------------------------
                                                                                                 9,599,275       2,759
----------------------------------------------------------------------------------------------------------------------
Total Value of Municipal Bonds (cost $31,614,864)                                     98.5%     34,277,661       9,851
Other Assets, Less Liabilities                                                         1.5         518,144         149
----------------------------------------------------------------------------------------------------------------------
Net Assets                                                                           100.0%    $34,795,805     $10,000
======================================================================================================================





Portfolio of Investments (continued)
First Investors Multi-State Insured Tax Free Fund--VIRGINIA FUND
June 30, 2005

----------------------------------------------------------------------------------------------------------------------
                                                                                Expiration       Notional   Unrealized
Interest Rate Swaps                                                                   Date         Amount Depreciation
----------------------------------------------------------------------------------------------------------------------
Receive quarterly a floating rate based on the
  BMA Index and pay quarterly a fixed rate
  equal to 3.69% with Citibank, N.A.                                             1/13/2015         $2,100M    $(46,217)
Receive quarterly a floating rate based on the
  BMA Index and pay quarterly a fixed rate
  equal to 3.661% with Citibank, N.A.                                            4/21/2015          3,000M     (50,044)
----------------------------------------------------------------------------------------------------------------------
                                                                                                   $5,100M    $(96,261)
======================================================================================================================

* Municipal Bonds which have been prerefunded are shown maturing at the prerefunded call date.

See notes to financial statements


This page intentionally left blank.


Statements of Assets and Liabilities
FIRST INVESTORS
June 30, 2005

-----------------------------------------------------------------------------------------------------------------------
                                                                                  INSURED
                                                                TAX-EXEMPT   INTERMEDIATE        INSURED        INSURED
                                                              MONEY MARKET     TAX EXEMPT     TAX EXEMPT  TAX EXEMPT II
-----------------------------------------------------------------------------------------------------------------------
Assets
Investments in securities:
  At identified cost                                          $ 13,978,988   $ 64,171,591   $716,849,862   $112,616,702
                                                              ============   ============   ============   ============
  At value (Note 1A)                                          $ 13,978,988   $ 65,417,113   $806,934,765   $117,925,762
Cash                                                                58,428        101,768      5,560,575        307,591
Receivables:
  Interest                                                          77,844        612,470     12,254,897      1,072,793
  Shares sold                                                           --         87,665        111,865        254,499
  Investment securities sold                                            --             --             --        213,104
Other assets                                                         6,477          7,573        170,568         10,474
                                                              ------------   ------------   ------------   ------------
Total Assets                                                    14,121,737     66,226,589    825,032,670    119,784,223
                                                              ------------   ------------   ------------   ------------
Liabilities
Payables:
  Investment securities purchased                                  275,275      2,210,760     13,315,175      5,276,509
  Dividends payable                                                  1,156         27,468        634,503         88,119
  Shares redeemed                                                   10,015        171,964      1,152,060         94,996
Unrealized loss on swap agreements                                      --         17,450        604,862        145,632
Accrued advisory fees                                                1,022         21,589        398,965         44,021
Accrued shareholder servicing costs                                  2,821          3,310         47,840          6,743
Accrued expenses                                                    11,751         12,155         54,860          6,353
                                                              ------------   ------------   ------------   ------------
Total Liabilities                                                  302,040      2,464,696     16,208,265      5,662,373
                                                              ------------   ------------   ------------   ------------
Net Assets                                                    $ 13,819,697   $ 63,761,893   $808,824,405   $114,121,850
                                                              ============   ============   ============   ============
Net Assets Consist of:
Capital paid in                                               $ 13,819,697   $ 62,585,812   $718,385,003   $108,098,989
Undistributed net investment income                                     --        108,697        494,546         45,799
Accumulated net realized gain (loss) on investments
  and swap agreements                                                   --       (160,688)       464,815        813,634
Net unrealized appreciation in value of investments
  and swap agreements                                                   --      1,228,072     89,480,041      5,163,428
                                                              ------------   ------------   ------------   ------------
Total                                                         $ 13,819,697   $ 63,761,893   $808,824,405   $114,121,850
                                                              ============   ============   ============   ============
Net Assets:
  Class A                                                     $ 13,818,618   $ 53,580,694   $805,512,998   $ 97,648,685
  Class B                                                     $      1,079   $ 10,181,199   $  3,311,407   $ 16,473,165
Shares outstanding (Note 2):
  Class A                                                       13,818,618      8,309,430     78,575,548      6,243,716
  Class B                                                            1,079      1,576,251        323,662      1,053,493

Net asset value and redemption price per share - Class A            $ 1.00+        $ 6.45         $10.25         $15.64
                                                              ============   ============   ============   ============
Maximum offering price per share - Class A
  (Net asset value/.9425)*                                             N/A         $ 6.84         $10.88         $16.59
                                                              ============   ============   ============   ============
Net asset value and offering price per share - Class B
  (Note 2)                                                          $ 1.00         $ 6.46         $10.23         $15.64
                                                              ============   ============   ============   ============

* On purchases of $100,000 or more, the sales charge is reduced.

+ Also maximum offering price per share.

See notes to financial statements





------------------------------------------------------------  ------------ --------------------------------------------
                                                                  NEW YORK        MULTI-STATE INSURED TAX FREE FUND
                                                                   INSURED   ------------------------------------------
                                                                  TAX FREE        ARIZONA     CALIFORNIA       COLORADO
-----------------------------------------------------------------------------------------------------------------------
Assets
Investments in securities:
  At identified cost                                          $172,060,173   $ 16,553,882   $ 26,609,352   $ 10,028,400
                                                              ============   ============   ============   ============
  At value (Note 1A)                                          $187,637,890   $ 17,848,609   $ 29,108,562   $ 10,809,864
Cash                                                               249,142         37,590         61,395        259,928
Receivables:
  Interest                                                       2,612,746        370,543        415,694         58,915
  Shares sold                                                        2,607         28,272          3,003             --
  Investment securities sold                                            --             --             --             --
Other assets                                                        30,025          2,257          3,781          1,124
                                                              ------------   ------------   ------------   ------------
Total Assets                                                   190,532,410     18,287,271     29,592,435     11,129,831
                                                              ------------   ------------   ------------   ------------
Liabilities
Payables:
  Investment securities purchased                                7,138,493             --             --             --
  Dividends payable                                                163,199         24,973         39,329         11,337
  Shares redeemed                                                  189,078         13,445             --         23,152
Unrealized loss on swap agreements                                 436,533         20,830         56,366          8,341
Accrued advisory fees                                               89,972          4,648         11,183          1,082
Accrued shareholder servicing costs                                  9,917            787          1,430            642
Accrued expenses                                                    26,463          5,994          7,688          5,127
                                                              ------------   ------------   ------------   ------------
Total Liabilities                                                8,053,655         70,677        115,996         49,681
                                                              ------------   ------------   ------------   ------------
Net Assets                                                    $182,478,755   $ 18,216,594   $ 29,476,439   $ 11,080,150
                                                              ============   ============   ============   ============
Net Assets Consist of:
Capital paid in                                               $169,738,940   $ 16,723,171   $ 26,845,756   $ 10,297,299
Undistributed net investment income                                 23,136          8,922         27,248         14,645
Accumulated net realized gain (loss) on investments
  and swap agreements                                           (2,424,505)       210,604        160,591         (4,917)
Net unrealized appreciation in value of investments
  and swap agreements                                           15,141,184      1,273,897      2,442,844        773,123
                                                              ------------   ------------   ------------   ------------
Total                                                         $182,478,755   $ 18,216,594   $ 29,476,439   $ 11,080,150
                                                              ============   ============   ============   ============
Net Assets:
  Class A                                                     $175,068,810   $ 15,723,223   $ 26,424,607    $ 9,937,808
  Class B                                                     $  7,409,945   $  2,493,371   $  3,051,832    $ 1,142,342
Shares outstanding (Note 2):
  Class A                                                       11,984,758      1,136,673      2,102,887        720,362
  Class B                                                          507,870        180,155        242,713         82,803

Net asset value and redemption price per share - Class A            $14.61         $13.83         $12.57         $13.80
                                                              ============   ============   ============   ============
Maximum offering price per share - Class A
  (Net asset value/.9425)*                                          $15.50         $14.67         $13.34         $14.64
                                                              ============   ============   ============   ============
Net asset value and offering price per share - Class B
  (Note 2)                                                          $14.59         $13.84         $12.57         $13.80
                                                              ============   ============   ============   ============



Statements of Assets and Liabilities
FIRST INVESTORS
June 30, 2005

-----------------------------------------------------------------------------------------------------------------------
                                                                             MULTI-STATE INSURED TAX FREE FUND
                                                            -----------------------------------------------------------
                                                               CONNECTICUT        FLORIDA        GEORGIA       MARYLAND
-----------------------------------------------------------------------------------------------------------------------
Assets
Investments in securities:
  At identified cost                                          $ 34,136,244   $ 33,874,510   $ 11,606,517   $ 29,265,654
                                                              ============   ============   ============   ============
  At value (Note 1A)                                          $ 36,393,643   $ 36,556,619   $ 12,502,431   $ 31,514,168
Cash (overdraft)                                                   225,464         74,929        (22,417)        28,603
  Receivables:
  Interest                                                         635,378        503,809        181,520        608,514
  Shares sold                                                       36,121         14,497        122,443         27,799
  Investment securities sold                                            --             --        264,506             --
Other assets                                                         3,980          4,424          1,200          3,449
                                                              ------------   ------------   ------------   ------------
Total Assets                                                    37,294,586     37,154,278     13,049,683     32,182,533
                                                              ------------   ------------   ------------   ------------
Liabilities
Payables:
  Investment securities purchased                                       --             --        262,854             --
  Dividends payable                                                 28,535         52,686         11,328         40,153
  Shares redeemed                                                      686         81,994            105         51,179
Unrealized loss on swap agreements                                  52,034         75,710         31,021         97,116
Accrued advisory fees                                               13,238          9,135            481         11,196
Accrued shareholder servicing costs                                  1,629          1,662            444          1,193
Accrued expenses                                                     6,220          3,833          4,104          4,503
                                                              ------------   ------------   ------------   ------------
Total Liabilities                                                  102,342        225,020        310,337        205,340
                                                              ------------   ------------   ------------   ------------
Net Assets                                                    $ 37,192,244   $ 36,929,258   $ 12,739,346   $ 31,977,193
                                                              ============   ============   ============   ============
Net Assets Consist of:
Capital paid in                                               $ 34,894,383   $ 34,172,926   $ 11,947,873   $ 29,883,009
Undistributed net investment income                                 11,588         43,242          3,163         48,315
Accumulated net realized gain (loss) on investments
  and swap agreements                                               80,908        106,691        (76,583)      (105,529)
Net unrealized appreciation in value of investments
  and swap agreements                                            2,205,365      2,606,399        864,893      2,151,398
                                                              ------------   ------------   ------------   ------------
Total                                                         $ 37,192,244   $ 36,929,258   $ 12,739,346   $ 31,977,193
                                                              ============   ============   ============   ============
Net Assets:
  Class A                                                     $ 32,390,848   $ 33,947,049   $ 11,455,045   $ 26,988,687
  Class B                                                     $  4,801,396   $  2,982,209   $  1,284,301   $  4,988,506
Shares outstanding (Note 2):
  Class A                                                        2,396,296      2,477,690        831,426      1,919,561
  Class B                                                          355,705        217,477         93,274        354,523

Net asset value and redemption price per share - Class A            $13.52         $13.70         $13.78         $14.06
                                                              ============   ============   ============   ============
Maximum offering price per share - Class A
  (Net asset value/.9425)*                                          $14.34         $14.54         $14.62         $14.92
                                                              ============   ============   ============   ============
Net asset value and offering price per share - Class B
  (Note 2)                                                          $13.50         $13.71         $13.77         $14.07
                                                              ============   ============   ============   ============

* On purchases of $100,000 or more, the sales charge is reduced.

See notes to financial statements





--------------------------------------------------------------------------------------------------------
                                                                   MULTI-STATE INSURED TAX FREE FUND
                                                            --------------------------------------------
                                                             MASSACHUSETTS       MICHIGAN      MINNESOTA
--------------------------------------------------------------------------------------------------------
Assets
Investments in securities:
  At identified cost                                          $ 24,248,064   $ 33,081,260   $ 14,055,231
                                                              ============   ============   ============
  At value (Note 1A)                                          $ 26,462,112   $ 36,219,710   $ 15,057,470
Cash (overdraft)                                                   (53,064)       139,729         48,753
Receivables:
  Interest                                                         316,507        444,775        279,102
  Shares sold                                                        6,427         32,036          9,422
  Investment securities sold                                            --             --             --
Other assets                                                         3,770          4,785          2,140
                                                              ------------   ------------   ------------
Total Assets                                                    26,735,752     36,841,035     15,396,887
                                                              ------------   ------------   ------------
Liabilities
Payables:
  Investment securities purchased                                       --             --             --
  Dividends payable                                                 16,076         40,490         12,854
  Shares redeemed                                                       --        255,985             --
Unrealized loss on swap agreements                                  23,354         41,659         13,345
Accrued advisory fees                                                7,427         12,442            127
Accrued shareholder servicing costs                                  1,391          2,033            812
Accrued expenses                                                    13,961         14,707          4,570
                                                              ------------   ------------   ------------
Total Liabilities                                                   62,209        367,316         31,708
                                                              ------------   ------------   ------------
Net Assets                                                    $ 26,673,543   $ 36,473,719   $ 15,365,179
                                                              ============   ============   ============
Net Assets Consist of:
Capital paid in                                               $ 24,455,934   $ 32,945,878   $ 14,483,488
Undistributed net investment income                                 14,058         46,502          4,992
Accumulated net realized gain (loss) on investments
  and swap agreements                                               12,857        384,548       (112,195)
Net unrealized appreciation in value of investments
  and swap agreements                                            2,190,694      3,096,791        988,894
                                                              ------------   ------------   ------------
Total                                                         $ 26,673,543   $ 36,473,719   $ 15,365,179
                                                              ============   ============   ============
Net Assets:
  Class A                                                     $ 23,512,315   $ 34,154,510   $ 14,588,026
  Class B                                                     $  3,161,228   $  2,319,209   $    777,153
Shares outstanding (Note 2):
  Class A                                                        1,935,440      2,670,853      1,209,476
  Class B                                                          259,919        181,619         64,332

Net asset value and redemption price per share - Class A            $12.15         $12.79         $12.06
                                                              ============   ============   ============
Maximum offering price per share - Class A
  (Net asset value/.9425)*                                          $12.89         $13.57         $12.80
                                                              ============   ============   ============
Net asset value and offering price per share - Class B
  (Note 2)                                                          $12.16         $12.77         $12.08
                                                              ============   ============   ============



Statements of Assets and Liabilities
FIRST INVESTORS
June 30, 2005

-----------------------------------------------------------------------------------------------------------------------
                                                                            MULTI-STATE INSURED TAX FREE FUND
                                                            -----------------------------------------------------------
                                                                  MISSOURI     NEW JERSEY  NORTH CAROLINA          OHIO
-----------------------------------------------------------------------------------------------------------------------
Assets
Investments in securities:
  At identified cost                                          $ 13,265,821   $ 65,427,314   $ 23,825,985    $ 23,741,505
                                                              ============   ============   ============    ============
  At value (Note 1A)                                          $ 14,054,969   $ 70,490,596   $ 25,413,403    $ 25,825,984
Cash                                                               134,740         21,098        390,051          57,458
Receivables:
  Interest                                                         194,779      1,251,009        274,453         173,751
  Shares sold                                                           --          1,652        162,202             763
Other assets                                                         1,146          7,549          2,891           3,273
                                                              ------------   ------------   ------------    ------------
Total Assets                                                    14,385,634     71,771,904     26,243,000      26,061,229
                                                              ------------   ------------   ------------    ------------
Liabilities
Payables:
  Investment securities purchased                                       --      2,467,969             --              --
  Dividends payable                                                 21,227         60,374         18,265          25,510
  Shares redeemed                                                       --        361,527          3,898           7,000
Unrealized loss on swap agreements                                  25,955        147,500         27,502          21,686
Accrued advisory fees                                                1,353         30,211          6,228           5,226
Accrued shareholder servicing costs                                    537          2,962          1,419           1,455
Accrued expenses                                                     3,182         19,252          6,398          11,346
                                                              ------------   ------------   ------------    ------------
Total Liabilities                                                   52,254      3,089,795         63,710          72,223
                                                              ------------   ------------   ------------    ------------
Net Assets                                                    $ 14,333,380   $ 68,682,109   $ 26,179,290    $ 25,989,006
                                                              ============   ============   ============    ============
Net Assets Consist of:
Capital paid in                                               $ 13,597,600   $ 63,836,181   $ 24,517,902    $ 23,977,218
Undistributed net investment income                                  6,439         14,723         17,796          26,211
Accumulated net realized gain (loss) on investments
  and swap agreements                                              (33,852)       (84,577)        83,676         (77,216)
Net unrealized appreciation in value of investments
  and swap agreements                                              763,193      4,915,782      1,559,916       2,062,793
                                                              ------------   ------------   ------------    ------------
Total                                                         $ 14,333,380   $ 68,682,109   $ 26,179,290    $ 25,989,006
                                                              ============   ============   ============    ============
Net Assets:
  Class A                                                     $ 11,149,735   $ 62,379,374   $ 21,566,095    $ 22,371,713
  Class B                                                     $  3,183,645   $  6,302,735   $  4,613,195    $  3,617,293
Shares outstanding (Note 2):
  Class A                                                          805,874      4,754,196      1,589,183       1,753,080
  Class B                                                          229,962        481,286        340,061         283,278

Net asset value and redemption price per share - Class A            $13.84         $13.12         $13.57          $12.76
                                                              ============   ============   ============    ============
Maximum offering price per share - Class A
  (Net asset value/.9425)*                                          $14.68         $13.92         $14.40          $13.54
                                                              ============   ============   ============    ============
Net asset value and offering price per share - Class B
  (Note 2)                                                          $13.84         $13.10         $13.57          $12.77
                                                              ============   ============   ============    ============

* On purchases of $100,000 or more, the sales charge is reduced.

See notes to financial statements





--------------------------------------------------------------------------------------------------------
                                                                   MULTI-STATE INSURED TAX FREE FUND
                                                              ------------------------------------------
                                                                    OREGON   PENNSYLVANIA       VIRGINIA
--------------------------------------------------------------------------------------------------------
Assets
Investments in securities:
  At identified cost                                          $ 28,160,436   $ 44,802,157   $ 31,614,864
                                                              ============   ============   ============
  At value (Note 1A)                                          $ 29,887,112   $ 48,362,384   $ 34,277,661
Cash                                                               141,837        175,562         46,234
Receivables:
  Interest                                                         274,215        538,692        650,142
  Shares sold                                                      134,110        117,981         35,030
Other assets                                                         3,258          5,230          4,349
                                                              ------------   ------------   ------------
Total Assets                                                    30,440,532     49,199,849     35,013,416
                                                              ------------   ------------   ------------
Liabilities
Payables:
  Investment securities purchased                                       --             --             --
  Dividends payable                                                 18,220         57,590         40,124
  Shares redeemed                                                    5,573         24,134         57,361
Unrealized loss on swap agreements                                  61,650         54,576         96,261
Accrued advisory fees                                                9,703         18,328         13,785
Accrued shareholder servicing costs                                  1,910          2,658          1,564
Accrued expenses                                                     9,763          7,644          8,516
                                                              ------------   ------------   ------------
Total Liabilities                                                  106,819        164,930        217,611
                                                              ------------   ------------   ------------
Net Assets                                                    $ 30,333,713   $ 49,034,919   $ 34,795,805
                                                              ============   ============   ============
Net Assets Consist of:
Capital paid in                                               $ 28,544,351   $ 45,076,042   $ 32,157,504
Undistributed net investment income                                  7,181         26,374         17,480
Accumulated net realized gain (loss) on investments
  and swap agreements                                              117,155        426,852         54,285
Net unrealized appreciation in value of investments
  and swap agreements                                            1,665,026      3,505,651      2,566,536
                                                              ------------   ------------   ------------
Total                                                         $ 30,333,713   $ 49,034,919   $ 34,795,805
                                                              ============   ============   ============
Net Assets:
  Class A                                                     $ 27,653,795   $ 45,569,870   $ 32,472,386
  Class B                                                     $  2,679,918   $  3,465,049   $  2,323,419
Shares outstanding (Note 2):
  Class A                                                        2,089,365      3,419,818      2,433,239
  Class B                                                          202,829        260,121        174,674

Net asset value and redemption price per share - Class A            $13.24         $13.33         $13.35
                                                              ============   ============   ============
Maximum offering price per share - Class A
  (Net asset value/.9425)*                                          $14.05         $14.14         $14.16
                                                              ============   ============   ============
Net asset value and offering price per share - Class B
  (Note 2)                                                          $13.21         $13.32         $13.30
                                                              ============   ============   ============



Statements of Operations
FIRST INVESTORS
Six Months Ended June 30, 2005

-----------------------------------------------------------------------------------------------------------------------
                                                                                  INSURED
                                                                TAX-EXEMPT   INTERMEDIATE        INSURED        INSURED
                                                              MONEY MARKET     TAX EXEMPT     TAX EXEMPT  TAX EXEMPT II
-----------------------------------------------------------------------------------------------------------------------
Investment Income
Interest income                                                  $ 144,654    $ 1,127,639   $ 20,555,762    $ 2,323,869
                                                              ------------   ------------   ------------   ------------
Expenses (Notes 1 and 5):
  Advisory fees                                                     34,331        197,692      2,892,112        528,047
  Distribution plan expenses - Class A                                  --         69,079      1,087,392        111,723
  Distribution plan expenses - Class B                                   9         53,170         16,511         81,157
  Shareholder servicing costs                                       16,986         20,269        258,312         41,852
  Professional fees                                                 11,459         10,403         59,800         14,349
  Registration fees                                                 20,464         17,370         19,723         20,025
  Custodian fees                                                     2,306          4,060         28,781          6,176
  Reports to shareholders                                            3,340          4,014         39,969          6,618
  Directors/trustees' fees                                             254          1,226         14,956          1,910
  Other expenses                                                     3,712         13,814        110,891         18,339
                                                              ------------   ------------   ------------   ------------
Total expenses                                                      92,861        391,097      4,528,447        830,196
Less: Expenses waived                                              (43,931)       (35,159)      (465,778)      (236,502)
      Expenses paid indirectly                                        (857)        (2,973)       (10,637)        (4,921)
                                                              ------------   ------------   ------------   ------------
Net expenses                                                        48,073        352,965      4,052,032        588,773
                                                              ------------   ------------   ------------   ------------
Net investment income                                               96,581        774,674     16,503,730      1,735,096
                                                              ------------   ------------   ------------   ------------
Realized and Unrealized Gain (Loss) on Investments
  and Swap Agreements (Note 4):
Net realized gain (loss) on investments and swap agreements             --       (118,110)     1,610,858        813,634
Net unrealized appreciation (depreciation) of investments
  and swap agreements                                                   --         46,043     (2,033,577)       757,566
                                                              ------------   ------------   ------------   ------------
Net gain (loss) on investments and swap agreements                      --        (72,067)      (422,719)     1,571,200
                                                              ------------   ------------   ------------   ------------
Net Increase in Net Assets Resulting from Operations             $  96,581    $   702,607   $ 16,081,011    $ 3,306,296
                                                              ============   ============   ============   ============

See notes to financial statements





------------------------------------------------------------  ------------ --------------------------------------------
                                                                  NEW YORK        MULTI-STATE INSURED TAX FREE FUND
                                                                   INSURED --------------------------------------------
                                                                  TAX FREE        ARIZONA     CALIFORNIA       COLORADO
-------------------------------------------------------------------------- --------------------------------------------
Investment Income
Interest income                                                $ 4,320,372      $ 450,649      $ 676,949      $ 255,732
                                                              ------------   ------------   ------------   ------------
Expenses (Notes 1 and 5):
  Advisory fees                                                    683,938         70,179        108,322         40,817
  Distribution plan expenses - Class A                             218,732         20,304         32,319         12,188
  Distribution plan expenses - Class B                              36,989         12,355         15,155          5,669
  Shareholder servicing costs                                       54,165          4,933          6,838          3,548
  Professional fees                                                 11,600          4,399          4,698          3,106
  Registration fees                                                    841            941            901            238
  Custodian fees                                                    10,006          1,765          2,382            900
  Reports to shareholders                                            7,538          1,386          1,950          1,633
  Directors/trustees' fees                                           3,373            351            531            200
  Other expenses                                                    31,540          5,847          6,995          5,227
                                                              ------------   ------------   ------------   ------------
Total expenses                                                   1,058,722        122,460        180,091         73,526
Less: Expenses waived                                             (136,788)       (42,258)       (44,159)       (35,498)
      Expenses paid indirectly                                      (7,644)          (747)        (1,807)        (1,125)
                                                              ------------   ------------   ------------   ------------
Net expenses                                                       914,290         79,455        134,125         36,903
                                                              ------------   ------------   ------------   ------------
Net investment income                                            3,406,082        371,194        542,824        218,829
                                                              ------------   ------------   ------------   ------------
Realized and Unrealized Gain (Loss) on Investments
  and Swap Agreements (Note 4):
Net realized gain (loss) on investments and swap agreements       (275,823)       210,568        161,819         (1,439)
Net unrealized appreciation (depreciation) of investments
  and swap agreements                                              473,534       (267,002)       (43,910)        (5,757)
                                                              ------------   ------------   ------------   ------------
Net gain (loss) on investments and swap agreements                 197,711        (56,434)       117,909         (7,196)
                                                              ------------   ------------   ------------   ------------
Net Increase in Net Assets Resulting from Operations           $ 3,603,793      $ 314,760      $ 660,733      $ 211,633
                                                              ============   ============   ============   ============



Statements of Operations
FIRST INVESTORS
Six Months Ended June 30, 2005

-----------------------------------------------------------------------------------------------------------------------
                                                                            MULTI-STATE INSURED TAX FREE FUND
                                                            -----------------------------------------------------------
                                                               CONNECTICUT        FLORIDA        GEORGIA       MARYLAND
-----------------------------------------------------------------------------------------------------------------------
Investment Income
Interest income                                                  $ 871,339      $ 901,248      $ 283,455      $ 732,474
                                                              ------------   ------------   ------------   ------------
Expenses (Notes 1 and 5):
  Advisory fees                                                    137,392        141,068         46,563        118,623
  Distribution plan expenses - Class A                              39,752         43,117         13,932         33,183
  Distribution plan expenses - Class B                              24,181         15,624          6,356         25,430
  Shareholder servicing costs                                        9,962         10,378          2,733          7,433
  Professional fees                                                  5,764         10,523          4,214          5,930
  Registration fees                                                    670            258            289          1,063
  Custodian fees                                                     2,853          3,236          1,120          2,258
  Reports to shareholders                                            2,293          2,362          1,523          2,164
  Directors/trustees' fees                                             727            816            230            634
  Other expenses                                                    11,955          8,597          5,671         10,416
                                                              ------------   ------------   ------------   ------------
Total expenses                                                     235,549        235,979         82,631        207,134
Less: Expenses waived                                              (59,820)       (53,317)       (39,461)       (51,324)
      Expenses paid indirectly                                      (1,886)        (1,636)        (1,156)        (2,298)
                                                              ------------   ------------   ------------   ------------
Net expenses                                                       173,843        181,026         42,014        153,512
                                                              ------------   ------------   ------------   ------------
Net investment income                                              697,496        720,222        241,441        578,962
                                                              ------------   ------------   ------------   ------------
Realized and Unrealized Gain (Loss) on Investments
  and Swap Agreements (Note 4):
Net realized gain (loss) on investments and swap agreements         90,489        106,691        (30,785)        82,694
Net unrealized appreciation (depreciation) of investments
  and swap agreements                                              (31,753)      (124,464)        58,284        (16,753)
                                                              ------------   ------------   ------------   ------------
Net gain (loss) on investments and swap agreements                  58,736        (17,773)        27,499         65,941
                                                              ------------   ------------   ------------   ------------
Net Increase in Net Assets Resulting from Operations             $ 756,232      $ 702,449      $ 268,940      $ 644,903
                                                              ============   ============   ============   ============

See notes to financial statements





--------------------------------------------------------------------------------------------------------
                                                                    MULTI-STATE INSURED TAX FREE FUND
                                                            --------------------------------------------
                                                             MASSACHUSETTS       MICHIGAN      MINNESOTA
--------------------------------------------------------------------------------------------------------
Interest income                                                  $ 653,425      $ 933,060      $ 360,965
                                                              ------------   ------------   ------------
Expenses (Notes 1 and 5):
  Advisory fees                                                    104,121        139,388         57,408
  Distribution plan expenses - Class A                              30,510         43,611         18,078
  Distribution plan expenses - Class B                              16,788         11,406          4,713
  Shareholder servicing costs                                        8,823         11,528          4,674
  Professional fees                                                  6,295          8,232          4,267
  Registration fees                                                    912            963            279
  Custodian fees                                                     2,867          2,842          1,649
  Reports to shareholders                                            2,081          2,318          1,748
  Directors/trustees' fees                                             662            806            336
  Other expenses                                                     8,076          8,797          7,492
                                                              ------------   ------------   ------------
Total expenses                                                     181,135        229,891        100,644
Less: Expenses waived                                              (48,702)       (52,803)       (49,187)
      Expenses paid indirectly                                      (1,800)        (1,248)        (1,701)
                                                              ------------   ------------   ------------
Net expenses                                                       130,633        175,840         49,756
                                                              ------------   ------------   ------------
Net investment income                                              522,792        757,220        311,209
                                                              ------------   ------------   ------------
Realized and Unrealized Gain (Loss) on Investments
  and Swap Agreements (Note 4):
Net realized gain (loss) on investments and swap agreements        293,353        384,548         43,194
Net unrealized appreciation (depreciation) of investments
  and swap agreements                                             (196,238)      (392,227)       (51,927)
                                                              ------------   ------------   ------------
Net gain (loss) on investments and swap agreements                  97,115         (7,679)        (8,733)
                                                              ------------   ------------   ------------
Net Increase in Net Assets Resulting from Operations             $ 619,907      $ 749,541      $ 302,476
                                                              ============   ============   ============


Statements of Operations
FIRST INVESTORS
Six Months Ended June 30, 2005
-----------------------------------------------------------------------------------------------------------------------
                                                                            MULTI-STATE INSURED TAX FREE FUND
                                                            -----------------------------------------------------------
                                                                  MISSOURI     NEW JERSEY NORTH CAROLINA           OHIO
-----------------------------------------------------------------------------------------------------------------------
Investment Income
Interest income                                                  $ 279,434    $ 1,660,347      $ 599,125      $ 621,181
                                                              ------------   ------------   ------------   ------------
Expenses (Notes 1 and 5):
  Advisory fees                                                     46,119        256,978         96,511         96,170
  Distribution plan expenses - Class A                              11,397         77,749         26,642         27,507
  Distribution plan expenses - Class B                              15,905         31,641         22,113         18,199
  Shareholder servicing costs                                        3,117         17,398          7,657          8,175
  Professional fees                                                  2,609         13,282          5,377          5,379
  Registration fees                                                    630            290            288            239
  Custodian fees                                                     1,522          4,261          2,749          1,689
  Reports to shareholders                                            1,882          3,545          2,165          2,229
  Directors/trustees' fees                                             232          1,262            559            552
  Other expenses                                                     5,658         13,520          7,690          5,978
                                                              ------------   ------------   ------------   ------------
Total expenses                                                      89,071        419,926        171,751        166,117
Less: Expenses waived                                              (39,140)       (69,596)       (56,632)       (55,312)
      Expenses paid indirectly                                      (1,137)        (1,089)        (2,030)          (988)
                                                              ------------   ------------   ------------   ------------
Net expenses                                                        48,794        349,241        113,089        109,817
                                                              ------------   ------------   ------------   ------------
Net investment income                                              230,640      1,311,106        486,036        511,364
                                                              ------------   ------------   ------------   ------------
Realized and Unrealized Gain (Loss) on Investments
  and Swap Agreements (Note 4):
Net realized gain (loss) on investments and swap agreements         27,965        396,174        111,939         (7,677)
Net unrealized appreciation (depreciation) of investments
  and swap agreements                                               46,961       (342,167)       (32,334)          (936)
                                                              ------------   ------------   ------------   ------------
Net gain (loss) on investments and swap agreements                  74,926         54,007         79,605         (8,613)
                                                              ------------   ------------   ------------   ------------
Net Increase in Net Assets Resulting from Operations             $ 305,566    $ 1,365,113      $ 565,641      $ 502,751
                                                              ============   ============   ============   ============

See notes to financial statements





--------------------------------------------------------------------------------------------------------
                                                                    MULTI-STATE INSURED TAX FREE FUND
                                                            --------------------------------------------
                                                                    OREGON   PENNSYLVANIA       VIRGINIA
--------------------------------------------------------------------------------------------------------
Investment Income
Interest income                                                  $ 676,287    $ 1,173,683      $ 877,415
                                                              ------------   ------------   ------------
Expenses (Notes 1 and 5):
  Advisory fees                                                    109,839        182,391        136,587
  Distribution plan expenses - Class A                              33,312         56,541         42,545
  Distribution plan expenses - Class B                              13,204         17,023         11,928
  Shareholder servicing costs                                       11,378         14,359         10,248
  Professional fees                                                  4,944          8,979          7,175
  Registration fees                                                    632            226            309
  Custodian fees                                                     2,888          3,116          3,031
  Reports to shareholders                                            2,579          3,132          2,188
  Directors/trustees' fees                                             536          1,074            788
  Other expenses                                                     8,366         10,967         11,281
                                                              ------------   ------------   ------------
Total expenses                                                     187,678        297,808        226,080
Less: Expenses waived                                              (52,095)       (63,673)       (52,118)
      Expenses paid indirectly                                      (1,210)        (2,502)        (1,066)
                                                              ------------   ------------   ------------
Net expenses                                                       134,373        231,633        172,896
                                                              ------------   ------------   ------------
Net investment income                                              541,914        942,050        704,519
                                                              ------------   ------------   ------------
Realized and Unrealized Gain (Loss) on Investments
  and Swap Agreements (Note 4):
Net realized gain (loss) on investments and swap agreements        309,451        665,966        232,592
Net unrealized appreciation (depreciation) of investments
  and swap agreements                                             (224,778)      (641,404)      (173,486)
                                                              ------------   ------------   ------------
Net gain (loss) on investments and swap agreements                  84,673         24,562         59,106
                                                              ------------   ------------   ------------
Net Increase in Net Assets Resulting from Operations             $ 626,587    $   966,612      $ 763,625
                                                              ============   ============   ============


Statements of Changes in Net Assets
FIRST INVESTORS
-----------------------------------------------------------------------------------------------------------------------
                                                                         TAX-EXEMPT                INSURED INTERMEDIATE
                                                                        MONEY MARKET                    TAX EXEMPT
                                                              ---------------------------   ---------------------------
                                                                 1/1/05 to      1/1/04 to      1/1/05 to      1/1/04 to
                                                                   6/30/05       12/31/04        6/30/05       12/31/04
-----------------------------------------------------------------------------------------------------------------------
Increase (Decrease) in Net Assets From Operations
  Net investment income                                       $     96,581   $     76,797   $    774,674   $  1,396,672
  Net realized gain (loss) on investments
    and swap agreements                                                 --             --       (118,110)       (42,578)
  Net unrealized appreciation (depreciation) of investments
    and swap agreements                                                 --             --         46,043       (621,532)
                                                              ------------   ------------   ------------   ------------
    Net increase in net assets resulting from operations            96,581         76,797        702,607        732,562
                                                              ------------   ------------   ------------   ------------
Distributions to Shareholders
  Net investment income - Class A                                  (96,581)       (76,797)      (624,640)    (1,217,150)
  Net investment income - Class B                                       --             --        (79,983)      (153,481)
  Net realized gains - Class A                                          --             --             --             --
  Net realized gain - Class B                                           --             --             --             --
                                                              ------------   ------------   ------------   ------------
    Total distributions                                            (96,581)       (76,797)      (704,623)    (1,370,631)
                                                              ------------   ------------   ------------   ------------
Share Transactions *
  Class A:
    Proceeds from shares sold                                    5,733,405     15,526,220      3,180,173     12,510,318
    Reinvestment of distributions                                   94,433         75,241        492,069        930,079
    Cost of shares redeemed                                     (5,993,856)   (18,519,020)    (9,610,706)   (10,485,277)
                                                              ------------   ------------   ------------   ------------
                                                                  (166,018)    (2,917,559)    (5,938,464)      2,955,120
                                                              ------------   ------------   ------------   ------------
  Class B:
    Proceeds from shares sold                                            1             --        227,671      1,204,621
    Reinvestment of distributions                                        4             --         55,302        108,582
    Cost of shares redeemed                                        (21,632)       (41,197)    (1,225,021)    (2,768,408)
                                                              ------------   ------------   ------------   ------------
                                                                   (21,627)       (41,197)      (942,048)    (1,455,205)
                                                              ------------   ------------   ------------   ------------
Net increase (decrease) from share transactions                   (187,645)    (2,958,756)    (6,880,512)     1,499,915
                                                              ------------   ------------   ------------   ------------
Net increase (decrease) in net assets                             (187,645)    (2,958,756)    (6,882,528)       861,846

Net Assets
  Beginning of period                                           14,007,342     16,966,098     70,644,421     69,782,575
                                                              ------------   ------------   ------------   ------------
  End of period+                                              $ 13,819,697   $ 14,007,342   $ 63,761,893   $ 70,644,421
                                                              ============   ============   ============   ============

+Includes undistributed net investment income of              $         --   $         --   $    108,697   $     38,646
                                                              ============   ============   ============   ============

*Shares Issued and Redeemed
  Class A:
    Sold                                                         5,733,405     15,526,220        496,840      1,932,760
    Issued for distributions reinvested                             94,433         75,241         76,744        144,275
    Redeemed                                                    (5,993,856)   (18,519,020)    (1,498,141)    (1,626,829)
                                                              ------------   ------------   ------------   ------------
    Net increase (decrease) in Class A shares outstanding         (166,018)    (2,917,559)      (924,557)       450,206
                                                              ============   ============   ============   ============
  Class B:
    Sold                                                                 1             --         35,398        186,548
    Issued for distributions reinvested                                  4             --          8,612         16,809
    Redeemed                                                       (21,632)       (41,197)      (190,795)      (427,443)
                                                              ------------   ------------   ------------   ------------
    Net decrease in Class B shares outstanding                     (21,627)       (41,197)      (146,785)      (224,086)
                                                              ============   ============   ============   ============

See notes to financial statements





-----------------------------------------------------------------------------------------------------------------------
                                                                           INSURED                       INSURED
                                                                          TAX EXEMPT                 TAX EXEMPT II
                                                              ---------------------------   ---------------------------
                                                                 1/1/05 to      1/1/04 to      1/1/05 to      1/1/04 to
                                                                   6/30/05       12/31/04        6/30/05       12/31/04
-----------------------------------------------------------------------------------------------------------------------
Increase (Decrease) in Net Assets From Operations
  Net investment income                                       $ 16,503,730   $ 34,726,429   $  1,735,096   $  3,206,325
  Net realized gain (loss) on investments
    and swap agreements                                          1,610,858       (996,161)       813,634        747,721
  Net unrealized appreciation (depreciation) of investments
    and swap agreements                                         (2,033,577)   (12,925,151)       757,566       (108,480)
                                                              ------------   ------------   ------------   ------------
    Net increase in net assets resulting from operations        16,081,011     20,805,117      3,306,296      3,845,566
                                                              ------------   ------------   ------------   ------------
Distributions to Shareholders
  Net investment income - Class A                              (16,207,898)   (34,656,091)    (1,511,370)    (2,730,704)
  Net investment income - Class B                                  (54,824)      (133,406)      (211,566)      (446,083)
  Net realized gains - Class A                                          --             --             --       (625,204)
  Net realized gain - Class B                                           --             --             --       (123,282)
                                                              ------------   ------------   ------------   ------------
    Total distributions                                        (16,262,722)   (34,789,497)    (1,722,936)    (3,925,273)
                                                              ------------   ------------   ------------   ------------
Share Transactions *
  Class A:
    Proceeds from shares sold                                    5,498,657     10,859,209     19,570,111     21,227,156
    Reinvestment of distributions                               12,524,320     26,578,691      1,102,499      2,539,297
    Cost of shares redeemed                                    (36,836,840)   (81,302,747)    (7,930,771)   (20,457,528)
                                                              ------------   ------------   ------------   ------------
                                                               (18,813,863)   (43,864,847)    12,741,839      3,308,925
                                                              ------------   ------------   ------------   ------------
  Class B:
    Proceeds from shares sold                                       45,560        129,257        765,025      2,082,638
    Reinvestment of distributions                                   36,252         92,057        152,727        425,505
    Cost of shares redeemed                                       (356,504)    (1,137,768)    (1,114,394)    (3,435,657)
                                                              ------------   ------------   ------------   ------------
                                                                  (274,692)      (916,454)      (196,642)      (927,514)
                                                              ------------   ------------   ------------   ------------
Net increase (decrease) from share transactions                (19,088,555)   (44,781,301)    12,545,197      2,381,411
                                                              ------------   ------------   ------------   ------------
Net increase (decrease) in net assets                          (19,270,266)   (58,765,681)    14,128,557      2,301,704

Net Assets
  Beginning of period                                          828,094,671    886,860,352     99,993,293     97,691,589
                                                              ------------   ------------   ------------   ------------
  End of period+                                              $808,824,405   $828,094,671   $114,121,850   $ 99,993,293
                                                              ============   ============   ============   ============

+ Includes undistributed net investment income of             $    494,546   $    253,538   $     45,799   $     33,639
                                                              ============   ============   ============   ============

* Shares Issued and Redeemed
  Class A:
    Sold                                                           536,878      1,059,662      1,266,386      1,378,776
    Issued for distributions reinvested                          1,225,531      2,593,816         71,104        165,270
    Redeemed                                                    (3,603,173)    (7,941,199)      (512,157)    (1,336,511)
                                                              ------------   ------------   ------------   ------------
    Net increase (decrease) in Class A shares outstanding       (1,840,764)    (4,287,721)       825,333        207,535
                                                              ============   ============   ============   ============
  Class B:
    Sold                                                             4,448         12,677         49,361        134,824
    Issued for distributions reinvested                              3,554          8,997          9,852         27,698
    Redeemed                                                       (34,919)      (111,054)       (72,085)      (225,431)
                                                              ------------   ------------   ------------   ------------
    Net decrease in Class B shares outstanding                     (26,917)       (89,380)       (12,872)       (62,909)
                                                              ============   ============   ============   ============


Statements of Changes in Net Assets
FIRST INVESTORS
-----------------------------------------------------------------------------------------------------------------------
                                                                                                    MULTI-STATE
                                                                                               INSURED TAX FREE FUND
                                                                      NEW YORK              ---------------------------
                                                                  INSURED TAX FREE                     ARIZONA
                                                              ---------------------------   ---------------------------
                                                                 1/1/05 to      1/1/04 to      1/1/05 to      1/1/04 to
                                                                   6/30/05       12/31/04        6/30/05       12/31/04
-----------------------------------------------------------------------------------------------------------------------
Increase (Decrease) in Net Assets From Operations
  Net investment income                                       $  3,406,082   $  7,235,620   $    371,194   $    870,885
  Net realized gain (loss) on investments
    and swap agreements                                           (275,823)    (2,148,682)       210,568         69,920
  Net unrealized appreciation (depreciation) of investments
    and swap agreements                                            473,534       (696,617)      (267,002)      (230,690)
                                                              ------------   ------------   ------------   ------------
    Net increase in net assets resulting from operations         3,603,793      4,390,321        314,760        710,115
                                                              ------------   ------------   ------------   ------------
Distributions to Shareholders
  Net investment income - Class A                               (3,360,081)    (7,134,342)      (329,712)      (779,499)
  Net investment income - Class B                                 (114,398)      (254,270)       (40,646)       (88,963)
  Net realized gains - Class A                                          --             --             --        (61,321)
  Net realized gains - Class B                                          --             --             --         (8,649)
                                                              ------------   ------------   ------------   ------------
    Total distributions                                         (3,474,479)    (7,388,612)      (370,358)      (938,432)
                                                              ------------   ------------   ------------   ------------
Share Transactions *
  Class A:
    Proceeds from shares sold                                    5,379,037     10,685,426        646,273      1,256,785
    Reinvestment of distributions                                2,363,643      5,140,818        196,641        510,877
    Cost of shares redeemed                                    (10,773,577)   (19,928,188)    (2,980,967)    (5,368,089)
                                                              ------------   ------------   ------------   ------------
                                                                (3,030,897)    (4,101,944)    (2,138,053)    (3,600,427)
                                                              ------------   ------------   ------------   ------------
  Class B:
    Proceeds from shares sold                                      301,925        422,722         39,100        359,824
    Reinvestment of distributions                                   93,544        210,286         16,867         51,575
    Cost of shares redeemed                                       (602,942)    (1,472,513)       (79,713)      (978,700)
                                                              ------------   ------------   ------------   ------------
                                                                  (207,473)      (839,505)       (23,746)      (567,301)
                                                              ------------   ------------   ------------   ------------
Net increase (decrease) from share transactions                 (3,238,370)    (4,941,449)    (2,161,799)    (4,167,728)
                                                              ------------   ------------   ------------   ------------
Net increase (decrease) in net assets                           (3,109,056)    (7,939,740)    (2,217,397)    (4,396,045)

Net Assets
  Beginning of period                                          185,587,811    193,527,551     20,433,991     24,830,036
                                                              ------------   ------------   ------------   ------------
  End of period+                                              $182,478,755   $185,587,811   $ 18,216,594   $ 20,433,991
                                                              ============   ============   ============   ============

+Includes undistributed net investment income of              $     23,136   $     91,533   $      8,922   $      8,086
                                                              ============   ============   ============   ============

*Shares Issued and Redeemed
  Class A:
    Sold                                                           368,915        731,828         46,902         90,986
    Issued for distributions reinvested                            162,257        352,186         14,258         36,922
    Redeemed                                                      (739,922)    (1,364,324)      (216,271)      (387,659)
                                                              ------------   ------------   ------------   ------------
    Net increase (decrease) in Class A shares outstanding         (208,750)      (280,310)      (155,111)      (259,751)
                                                              ============   ============   ============   ============
  Class B:
    Sold                                                            20,708         29,106          2,842         25,997
    Issued for distributions reinvested                              6,429         14,423          1,222          3,728
    Redeemed                                                       (41,449)      (100,817)        (5,796)       (70,885)
                                                              ------------   ------------   ------------   ------------
    Net decrease in Class B shares outstanding                     (14,312)       (57,288)        (1,732)       (41,160)
                                                              ============   ============   ============   ============

See notes to financial statements





-----------------------------------------------------------------------------------------------------------------------
                                                                          MULTI-STATE INSURED TAX FREE FUND
                                                              ---------------------------------------------------------
                                                                          CALIFORNIA                     COLORADO
                                                              ---------------------------   ---------------------------
                                                                 1/1/05 to      1/1/04 to      1/1/05 to      1/1/04 to
                                                                   6/30/05       12/31/04        6/30/05       12/31/04
-----------------------------------------------------------------------------------------------------------------------
Increase (Decrease) in Net Assets From Operations
  Net investment income                                       $    542,824   $  1,118,922   $    218,829   $    468,854
  Net realized gain (loss) on investments
    and swap agreements                                            161,819         (1,228)        (1,439)        32,443
  Net unrealized appreciation (depreciation) of investments
    and swap agreements                                            (43,910)       (29,430)        (5,757)      (162,016)
                                                              ------------   ------------   ------------   ------------
    Net increase in net assets resulting from operations           660,733      1,088,264        211,633        339,281
                                                              ------------   ------------   ------------   ------------
Distributions to Shareholders
  Net investment income - Class A                                 (497,656)    (1,002,660)      (200,352)      (418,598)
  Net investment income - Class B                                  (46,637)       (98,056)       (18,837)       (44,306)
  Net realized gains - Class A                                          --             --             --             --
  Net realized gains - Class B                                          --             --             --             --
                                                              ------------   ------------   ------------   ------------
    Total distributions                                           (544,293)    (1,100,716)      (219,189)      (462,904)
                                                              ------------   ------------   ------------   ------------
Share Transactions *
  Class A:
    Proceeds from shares sold                                    1,704,158      3,327,105        586,016      1,506,132
    Reinvestment of distributions                                  285,862        565,902        132,807        296,650
    Cost of shares redeemed                                     (1,543,155)    (4,994,575)      (479,195)    (3,941,044)
                                                              ------------   ------------   ------------   ------------
                                                                   446,865     (1,101,568)       239,628     (2,138,262)
                                                              ------------   ------------   ------------   ------------
  Class B:
    Proceeds from shares sold                                       92,206        140,274             --         88,035
    Reinvestment of distributions                                   19,259         40,838         13,300         28,447
    Cost of shares redeemed                                       (118,096)      (635,385)       (16,243)      (637,145)
                                                              ------------   ------------   ------------   ------------
                                                                    (6,631)      (454,273)        (2,943)      (520,663)
                                                              ------------   ------------   ------------   ------------
Net increase (decrease) from share transactions                    440,234     (1,555,841)       236,685     (2,658,925)
                                                              ------------   ------------   ------------   ------------
Net increase (decrease) in net assets                              556,674     (1,568,293)       229,129     (2,782,548)

Net Assets
  Beginning of period                                           28,919,765     30,488,058     10,851,021     13,633,569
                                                              ------------   ------------   ------------   ------------
  End of period+                                              $ 29,476,439   $ 28,919,765   $ 11,080,150   $ 10,851,021
                                                              ============   ============   ============   ============

+Includes undistributed net investment income of              $     27,248   $     28,717   $     14,645   $     15,005
                                                              ============   ============   ============   ============

*Shares Issued and Redeemed
  Class A:
    Sold                                                           136,463        266,470         42,452        107,998
    Issued for distributions reinvested                             22,859         45,634          9,654         21,564
    Redeemed                                                      (123,573)      (401,382)       (34,865)      (287,789)
                                                              ------------   ------------   ------------   ------------
    Net increase (decrease) in Class A shares outstanding           35,749        (89,278)        17,241       (158,227)
                                                              ============   ============   ============   ============
  Class B:
    Sold                                                             7,283         11,086             --          6,444
    Issued for distributions reinvested                              1,540          3,292            967          2,070
    Redeemed                                                        (9,374)       (51,661)        (1,186)       (46,446)
                                                              ------------   ------------   ------------   ------------
    Net decrease in Class B shares outstanding                        (551)       (37,283)          (219)       (37,932)
                                                              ============   ============   ============   ============

Statements of Changes in Net Assets
FIRST INVESTORS
-----------------------------------------------------------------------------------------------------------------------
                                                                          MULTI-STATE INSURED TAX FREE FUND
                                                              ---------------------------------------------------------
                                                                          CONNECTICUT                       FLORIDA
                                                              ---------------------------   ---------------------------
                                                                 1/1/05 to      1/1/04 to      1/1/05 to      1/1/04 to
                                                                   6/30/05       12/31/04        6/30/05       12/31/04
-----------------------------------------------------------------------------------------------------------------------
Increase (Decrease) in Net Assets From Operations
  Net investment income                                       $    697,496   $  1,437,677   $    720,222   $  1,526,474
  Net realized gain (loss) on investments
    and swap agreements                                             90,489         (9,581)       106,691        109,636
  Net unrealized appreciation (depreciation) of investments
    and swap agreements                                            (31,753)       (84,724)      (124,464)      (310,411)
                                                              ------------   ------------   ------------   ------------
    Net increase in net assets resulting from operations           756,232      1,343,372        702,449      1,325,699
                                                              ------------   ------------   ------------   ------------
Distributions to Shareholders
  Net investment income - Class A                                 (637,373)    (1,246,426)      (675,106)    (1,409,052)
  Net investment income - Class B                                  (79,720)      (172,518)       (49,281)       (98,983)
  Net realized gains - Class A                                          --             --             --       (100,964)
  Net realized gains - Class B                                          --             --             --         (8,951)
                                                              ------------   ------------   ------------   ------------
    Total distributions                                           (717,093)    (1,418,944)      (724,387)    (1,617,950)
                                                              ------------   ------------   ------------   ------------
Share Transactions *
  Class A:
    Proceeds from shares sold                                    2,109,778      4,901,311        874,300      4,221,290
    Reinvestment of distributions                                  490,356        907,176        383,494        861,819
    Cost of shares redeemed                                     (2,375,142)    (4,858,857)    (3,770,799)    (5,762,913)
                                                              ------------   ------------   ------------   ------------
                                                                   224,992        949,630     (2,513,005)      (679,804)
                                                              ------------   ------------   ------------   ------------
  Class B:
    Proceeds from shares sold                                       91,625        171,594        238,353        277,972
    Reinvestment of distributions                                   46,285        107,188         17,205         46,816
    Cost of shares redeemed                                       (314,425)    (1,241,070)      (500,985)      (422,978)
                                                              ------------   ------------   ------------   ------------
                                                                  (176,515)      (962,288)      (245,427)       (98,190)
                                                              ------------   ------------   ------------   ------------
Net increase (decrease) from share transactions                     48,477        (12,658)    (2,758,432)      (777,994)
                                                              ------------   ------------   ------------   ------------
Net increase (decrease) in net assets                               87,616        (88,230)    (2,780,370)    (1,070,245)

Net Assets
  Beginning of period                                           37,104,628     37,192,858     39,709,628     40,779,873
                                                              ------------   ------------   ------------   ------------
  End of period+                                              $ 37,192,244   $ 37,104,628   $ 36,929,258   $ 39,709,628
                                                              ============   ============   ============   ============

+Includes undistributed net investment income of              $     11,588   $     31,185   $     43,242   $     47,407
                                                              ============   ============   ============   ============

*Shares Issued and Redeemed
  Class A:
    Sold                                                           156,380        365,009         63,989        307,140
    Issued for distributions reinvested                             36,375         67,574         28,045         63,002
    Redeemed                                                      (176,203)      (361,216)      (275,053)      (420,415)
                                                              ------------   ------------   ------------   ------------
    Net increase (decrease) in Class A shares outstanding           16,552         71,367       (183,019)       (50,273)
                                                              ============   ============   ============   ============
  Class B:
    Sold                                                             6,803         12,821         17,354         20,240
    Issued for distributions reinvested                              3,439          7,989          1,257          3,422
    Redeemed                                                       (23,423)       (92,697)       (36,712)       (30,952)
                                                              ------------   ------------   ------------   ------------
    Net decrease in Class B shares outstanding                     (13,181)       (71,887)       (18,101)        (7,290)
                                                              ============   ============   ============   ============

See notes to financial statements






-----------------------------------------------------------------------------------------------------------------------
                                                                          MULTI-STATE INSURED TAX FREE FUND
                                                              ---------------------------------------------------------
                                                                        GEORGIA                      MARYLAND
                                                              ---------------------------   ---------------------------
                                                                 1/1/05 to      1/1/04 to      1/1/05 to      1/1/04 to
                                                                   6/30/05       12/31/04        6/30/05       12/31/04
-----------------------------------------------------------------------------------------------------------------------
Increase (Decrease) in Net Assets From Operations
  Net investment income                                       $    241,441   $    442,632   $    578,962   $  1,208,279
  Net realized gain (loss) on investments
    and swap agreements                                            (30,785)       (45,798)        82,694       (188,230)
  Net unrealized appreciation (depreciation) of investments
    and swap agreements                                             58,284        (52,254)       (16,753)      (252,869)
                                                              ------------   ------------   ------------   ------------
    Net increase in net assets resulting from operations           268,940        344,580        644,903        767,180
                                                              ------------   ------------   ------------   ------------
Distributions to Shareholders
  Net investment income - Class A                                 (224,155)      (399,998)      (503,856)    (1,011,003)
  Net investment income - Class B                                  (20,642)       (43,910)       (76,738)      (162,812)
  Net realized gains - Class A                                          --             --             --             --
  Net realized gains - Class B                                          --             --             --             --
                                                              ------------   ------------   ------------   ------------
    Total distributions                                           (244,797)      (443,908)      (580,594)    (1,173,815)
                                                              ------------   ------------   ------------   ------------
Share Transactions *
  Class A:
    Proceeds from shares sold                                    1,276,752      1,678,395      1,047,186      3,855,660
    Reinvestment of distributions                                  163,014        289,352        284,461        562,666
    Cost of shares redeemed                                       (820,178)      (697,758)    (1,502,975)    (3,913,103)
                                                              ------------   ------------   ------------   ------------
                                                                   619,588      1,269,989       (171,328)       505,223
                                                              ------------   ------------   ------------   ------------
  Class B:
    Proceeds from shares sold                                       15,643        175,836         84,047         84,479
    Reinvestment of distributions                                   12,429         25,438         52,938        115,905
    Cost of shares redeemed                                        (42,510)      (458,942)      (339,874)      (979,473)
                                                              ------------   ------------   ------------   ------------
                                                                   (14,438)      (257,668)      (202,889)      (779,089)
                                                              ------------   ------------   ------------   ------------
Net increase (decrease) from share transactions                    605,150      1,012,321       (374,217)      (273,866)
                                                              ------------   ------------   ------------   ------------
Net increase (decrease) in net assets                              629,293        912,993       (309,908)      (680,501)

Net Assets
  Beginning of period                                           12,110,053     11,197,060     32,287,101     32,967,602
                                                              ------------   ------------   ------------   ------------
  End of period+                                              $ 12,739,346   $ 12,110,053   $ 31,977,193   $ 32,287,101
                                                              ============   ============   ============   ============

+Includes undistributed net investment income of              $      3,163   $      6,519   $     48,315   $     49,947
                                                              ============   ============   ============   ============

*Shares Issued and Redeemed
  Class A:
    Sold                                                            92,549        122,182         74,544        274,901
    Issued for distributions reinvested                             11,868         21,159         20,283         40,140
    Redeemed                                                       (60,401)       (51,195)      (107,284)      (278,145)
                                                              ------------   ------------   ------------   ------------
    Net increase (decrease) in Class A shares outstanding           44,016         92,146        (12,457)        36,896
                                                              ============   ============   ============   ============
  Class B:
    Sold                                                             1,135         12,893          5,971          5,975
    Issued for distributions reinvested                                906          1,862          3,772          8,260
    Redeemed                                                        (3,091)       (33,395)       (24,188)       (69,576)
                                                              ------------   ------------   ------------   ------------
    Net decrease in Class B shares outstanding                      (1,050)       (18,640)       (14,445)       (55,341)
                                                              ============   ============   ============   ============

Statements of Changes in Net Assets
FIRST INVESTORS
-----------------------------------------------------------------------------------------------------------------------
                                                                           MULTI-STATE INSURED TAX FREE FUND
                                                              ---------------------------------------------------------
                                                                         MASSACHUSETTS                    MICHIGAN
                                                              ---------------------------   ---------------------------
                                                                 1/1/05 to      1/1/04 to      1/1/05 to      1/1/04 to
                                                                   6/30/05       12/31/04        6/30/05       12/31/04
-----------------------------------------------------------------------------------------------------------------------
Increase (Decrease) in Net Assets From Operations
  Net investment income                                       $    522,792   $  1,113,540   $    757,220   $  1,621,494
  Net realized gain (loss) on investments
    and swap agreements                                            293,353       (280,495)       384,548         19,726
  Net unrealized appreciation (depreciation) of investments
    and swap agreements                                           (196,238)       (93,949)      (392,227)      (753,444)
                                                              ------------   ------------   ------------   ------------
    Net increase in net assets resulting from operations           619,907        739,096        749,541        887,776
                                                              ------------   ------------   ------------   ------------
Distributions to Shareholders
  Net investment income - Class A                                 (464,540)    (1,003,042)      (684,867)    (1,564,872)
  Net investment income - Class B                                  (50,945)      (112,002)       (36,154)       (69,045)
  Net realized gains - Class A                                          --             --             --        (18,653)
  Net realized gains - Class B                                          --             --             --         (1,187)
                                                              ------------   ------------   ------------   ------------
    Total distributions                                           (515,485)    (1,115,044)      (721,021)    (1,653,757)
                                                              ------------   ------------   ------------   ------------
Share Transactions *
  Class A:
    Proceeds from shares sold                                      983,081      2,649,815      1,597,915      2,334,422
    Reinvestment of distributions                                  373,306        838,840        449,681      1,047,597
    Cost of shares redeemed                                     (3,261,917)    (3,647,128)    (3,788,062)    (8,345,749)
                                                              ------------   ------------   ------------   ------------
                                                                (1,905,530)      (158,473)    (1,740,466)    (4,963,730)
                                                              ------------   ------------   ------------   ------------
  Class B:
    Proceeds from shares sold                                      135,640        217,588         15,001      1,019,288
    Reinvestment of distributions                                   43,434         97,412         20,115         59,859
    Cost of shares redeemed                                       (656,226)      (523,826)       (19,999)      (449,793)
                                                              ------------   ------------   ------------   ------------
                                                                  (477,152)      (208,826)        15,117        629,354
                                                              ------------   ------------   ------------   ------------
Net increase (decrease) from share transactions                 (2,382,682)      (367,299)    (1,725,349)    (4,334,376)
                                                              ------------   ------------   ------------   ------------
Net increase (decrease) in net assets                           (2,278,260)      (743,247)    (1,696,829)    (5,100,357)

Net Assets
  Beginning of period                                           28,951,803     29,695,050     38,170,548     43,270,905
                                                              ------------   ------------   ------------   ------------
  End of period+                                              $ 26,673,543   $ 28,951,803   $ 36,473,719   $ 38,170,548
                                                              ============   ============   ============   ============

+Includes undistributed net investment income of              $     14,058   $      6,751   $     46,502   $     10,303
                                                              ============   ============   ============   ============

*Shares Issued and Redeemed
  Class A:
    Sold                                                            81,313        215,998        125,574        182,111
    Issued for distributions reinvested                             30,897         69,517         35,287         81,909
    Redeemed                                                      (270,543)      (301,961)      (297,711)      (648,634)
                                                              ------------   ------------   ------------   ------------
    Net increase (decrease) in Class A shares outstanding         (158,333)       (16,446)      (136,850)      (384,614)
                                                              ============   ============   ============   ============
  Class B:
    Sold                                                            11,257         18,099          1,184         81,208
    Issued for distributions reinvested                              3,591          8,064          1,579          4,695
    Redeemed                                                       (54,125)       (43,560)        (1,571)       (35,114)
                                                              ------------   ------------   ------------   ------------
    Net increase (decrease) in Class B shares outstanding          (39,277)       (17,397)         1,192         50,789
                                                              ============   ============   ============   ============

See notes to financial statements




-----------------------------------------------------------------------------------------------------------------------
                                                                           MULTI-STATE INSURED TAX FREE FUND
                                                              ---------------------------------------------------------
                                                                           MINNESOTA                      MISSOURI
                                                              ---------------------------   ---------------------------
                                                                 1/1/05 to      1/1/04 to      1/1/05 to      1/1/04 to
                                                                   6/30/05       12/31/04        6/30/05       12/31/04
-----------------------------------------------------------------------------------------------------------------------
Increase (Decrease) in Net Assets From Operations
  Net investment income                                       $    311,209   $    618,874   $    230,640   $    425,716
  Net realized gain (loss) on investments
    and swap agreements                                             43,194       (110,109)        27,965        (61,817)
  Net unrealized appreciation (depreciation) of investments
    and swap agreements                                            (51,927)       (12,405)        46,961          7,604
                                                              ------------   ------------   ------------   ------------
    Net increase in net assets resulting from operations           302,476        496,360        305,566        371,503
                                                              ------------   ------------   ------------   ------------
Distributions to Shareholders
  Net investment income - Class A                                 (305,279)      (577,488)      (184,880)      (317,027)
  Net investment income - Class B                                  (16,312)       (39,057)       (52,357)      (102,848)
  Net realized gains - Class A                                          --             --             --             --
  Net realized gains - Class B                                          --             --             --             --
                                                              ------------   ------------   ------------   ------------
    Total distributions                                           (321,591)      (616,545)      (237,237)      (419,875)
                                                              ------------   ------------   ------------   ------------
Share Transactions *
  Class A:
    Proceeds from shares sold                                      687,885      1,515,312      3,463,824        680,322
    Reinvestment of distributions                                  238,097        460,890         93,279        172,794
    Cost of shares redeemed                                       (608,151)    (1,423,828)      (300,563)    (1,135,071)
                                                              ------------   ------------   ------------   ------------
                                                                   317,831        552,374      3,256,540       (281,955)
                                                              ------------   ------------   ------------   ------------
  Class B:
    Proceeds from shares sold                                       13,800        226,775         13,000        254,474
    Reinvestment of distributions                                   12,715         29,562         39,359         75,436
    Cost of shares redeemed                                       (369,129)      (321,605)      (156,683)      (152,376)
                                                              ------------   ------------   ------------   ------------
                                                                  (342,614)       (65,268)      (104,324)       177,534
                                                              ------------   ------------   ------------   ------------
    Net increase (decrease) from share transactions                (24,783)       487,106      3,152,216       (104,421)
                                                              ------------   ------------   ------------   ------------
    Net increase (decrease) in net assets                          (43,898)       366,921      3,220,545       (152,793)

Net Assets
  Beginning of period                                           15,409,077     15,042,156     11,112,835     11,265,628
                                                              ------------   ------------   ------------   ------------
  End of period+                                              $ 15,365,179   $ 15,409,077   $ 14,333,380   $ 11,112,835
                                                              ============   ============   ============   ============

+Includes undistributed net investment income of              $      4,992   $     15,374   $      6,439   $     13,036
                                                              ============   ============   ============   ============

*Shares Issued and Redeemed
  Class A:
    Sold                                                            57,057        125,475        252,169         49,594
    Issued for distributions reinvested                             19,788         38,275          6,774         12,616
    Redeemed                                                       (50,485)      (118,957)       (21,949)       (83,123)
                                                              ------------   ------------   ------------   ------------
    Net increase (decrease) in Class A shares outstanding           26,360         44,793        236,994        (20,913)
                                                              ============   ============   ============   ============
  Class B:
    Sold                                                             1,146         18,824            943         18,386
    Issued for distributions reinvested                              1,055          2,451          2,857          5,507
    Redeemed                                                       (30,645)       (26,566)       (11,319)       (11,099)
                                                              ------------   ------------   ------------   ------------
    Net increase (decrease) in Class B shares outstanding          (28,444)        (5,291)        (7,519)        12,794
                                                              ============   ============   ============   ============

Statements of Changes in Net Assets
FIRST INVESTORS
-----------------------------------------------------------------------------------------------------------------------
                                                                            MULTI-STATE INSURED TAX FREE FUND
                                                              ---------------------------------------------------------
                                                                          NEW JERSEY                  NORTH CAROLINA
                                                              ---------------------------   ---------------------------
                                                                 1/1/05 to      1/1/04 to      1/1/05 to      1/1/04 to
                                                                   6/30/05       12/31/04        6/30/05       12/31/04
-----------------------------------------------------------------------------------------------------------------------
Increase (Decrease) in Net Assets From Operations
  Net investment income                                       $  1,311,106   $  2,695,206   $    486,036   $    950,901
  Net realized gain (loss) on investments
    and swap agreements                                            396,174       (480,751)       111,939        (28,263)
  Net unrealized depreciation of investments
    and swap agreements                                           (342,167)      (564,678)       (32,334)      (173,945)
                                                              ------------   ------------   ------------   ------------
    Net increase in net assets resulting from operations         1,365,113      1,649,777        565,641        748,693
                                                              ------------   ------------   ------------   ------------
Dividends to Shareholders
  Net investment income-Class A                                 (1,236,135)    (2,461,177)      (417,338)      (793,354)
  Net investment income-Class B                                    (99,745)      (207,772)       (70,860)      (143,369)
                                                              ------------   ------------   ------------   ------------
    Total distributions                                         (1,335,880)    (2,668,949)      (488,198)      (936,723)
                                                              ------------   ------------   ------------   ------------
Share Transactions *
  Class A:
    Proceeds from shares sold                                    2,231,952      6,964,472      1,696,455      3,405,548
    Reinvestment of dividends                                      850,478      1,658,007        305,573        564,125
    Cost of shares redeemed                                     (3,963,082)    (7,871,721)    (1,929,875)    (1,985,084)
                                                              ------------   ------------   ------------   ------------
                                                                  (880,652)       750,758         72,153      1,984,589
                                                              ------------   ------------   ------------   ------------
  Class B:
    Proceeds from shares sold                                      499,550        516,658        309,826        596,971
    Reinvestment of dividends                                       75,304        153,682         59,259        113,630
    Cost of shares redeemed                                       (790,509)    (1,126,781)      (144,733)      (879,663)
                                                              ------------   ------------   ------------   ------------
                                                                  (215,655)      (456,441)       224,352       (169,062)
                                                              ------------   ------------   ------------   ------------
    Net increase (decrease) from share transactions             (1,096,307)       294,317        296,505      1,815,527
                                                              ------------   ------------   ------------   ------------
    Net increase (decrease) in net assets                       (1,067,074)      (724,855)       373,948      1,627,497

Net Assets
  Beginning of period                                           69,749,183     70,474,038     25,805,342     24,177,845
                                                              ------------   ------------   ------------   ------------
  End of period+                                              $ 68,682,109   $ 69,749,183   $ 26,179,290   $ 25,805,342
                                                              ============   ============   ============   ============

+Includes undistributed net investment income of              $     14,723   $     39,497   $     17,796   $     19,958
                                                              ============   ============   ============   ============

*Shares Issued and Redeemed
  Class A:
    Sold                                                           170,937        529,174        125,197        252,131
    Issued for dividends reinvested                                 64,987        126,513         22,601         41,877
    Redeemed                                                      (302,970)      (600,459)      (142,827)      (147,365)
                                                              ------------   ------------   ------------   ------------
    Net increase (decrease) in Class A shares outstanding          (67,046)        55,228          4,971        146,643
                                                              ============   ============   ============   ============
  Class B:
    Sold                                                            38,178         39,340         22,893         43,587
    Issued for dividends reinvested                                  5,767         11,758          4,384          8,432
    Redeemed                                                       (60,475)       (86,001)       (10,698)       (64,966)
                                                              ------------   ------------   ------------   ------------
    Net increase (decrease) in Class B shares outstanding          (16,530)       (34,903)        16,579        (12,947)
                                                              ============   ============   ============   ============

See notes to financial statements





-----------------------------------------------------------------------------------------------------------------------
                                                                            MULTI-STATE INSURED TAX FREE FUND
                                                              ---------------------------------------------------------
                                                                             OHIO                        OREGON
                                                              ---------------------------   ---------------------------
                                                                 1/1/05 to      1/1/04 to      1/1/05 to      1/1/04 to
                                                                   6/30/05       12/31/04        6/30/05       12/31/04
-----------------------------------------------------------------------------------------------------------------------
Increase (Decrease) in Net Assets From Operations
  Net investment income                                       $    511,364   $  1,032,907   $    541,914   $  1,108,252
  Net realized gain (loss) on investments
    and swap agreements                                             (7,677)       (61,610)       309,451       (152,598)
  Net unrealized depreciation of investments
    and swap agreements                                               (936)      (359,074)      (224,778)      (199,179)
                                                              ------------   ------------   ------------   ------------
    Net increase in net assets resulting from operations           502,751        612,223        626,587        756,475
                                                              ------------   ------------   ------------   ------------
Dividends to Shareholders
  Net investment income-Class A                                   (450,041)      (890,551)      (501,518)    (1,013,524)
  Net investment income-Class B                                    (60,540)      (128,513)       (40,096)       (90,415)
                                                              ------------   ------------   ------------   ------------
    Total distributions                                           (510,581)    (1,019,064)      (541,614)    (1,103,939)
                                                              ------------   ------------   ------------   ------------
Share Transactions *
  Class A:
    Proceeds from shares sold                                      811,804      1,568,616      2,746,740      5,005,781
    Reinvestment of dividends                                      315,365        642,361        400,748        805,670
    Cost of shares redeemed                                       (759,456)    (2,914,221)    (2,203,725)    (4,599,232)
                                                              ------------   ------------   ------------   ------------
                                                                   367,713       (703,244)       943,763      1,212,219
                                                              ------------   ------------   ------------   ------------
  Class B:
    Proceeds from shares sold                                      250,220        661,809        123,506        258,785
    Reinvestment of dividends                                       47,950         94,024         36,246         82,309
    Cost of shares redeemed                                       (336,499)    (1,314,596)      (180,278)      (646,264)
                                                              ------------   ------------   ------------   ------------
                                                                   (38,329)      (558,763)       (20,526)      (305,170)
                                                              ------------   ------------   ------------   ------------
    Net increase (decrease) from share transactions                329,384     (1,262,007)       923,237        907,049
                                                              ------------   ------------   ------------   ------------
    Net increase (decrease) in net assets                          321,554     (1,668,848)     1,008,210        559,585

Net Assets
  Beginning of period                                           25,667,452     27,336,300     29,325,503     28,765,918
                                                              ------------   ------------   ------------   ------------
  End of period+                                              $ 25,989,006   $ 25,667,452   $ 30,333,713   $ 29,325,503
                                                              ============   ============   ============   ============

+Includes undistributed net investment income of              $     26,211   $     25,428   $      7,181   $      6,881
                                                              ============   ============   ============   ============

*Shares Issued and Redeemed
  Class A:
    Sold                                                            63,741        123,369        208,697        378,817
    Issued for dividends reinvested                                 24,804         50,404         30,412         61,138
    Redeemed                                                       (59,643)      (228,169)      (166,924)      (349,432)
                                                              ------------   ------------   ------------   ------------
    Net increase (decrease) in Class A shares outstanding           28,902        (54,396)        72,185         90,523
                                                              ============   ============   ============   ============
  Class B:
    Sold                                                            19,672         51,402          9,407         19,484
    Issued for dividends reinvested                                  3,769          7,366          2,756          6,255
    Redeemed                                                       (26,532)      (104,613)       (13,776)       (49,232)
                                                              ------------   ------------   ------------   ------------
    Net increase (decrease) in Class B shares outstanding           (3,091)       (45,845)        (1,613)       (23,493)
                                                              ============   ============   ============   ============

Statements of Changes in Net Assets
FIRST INVESTORS
-----------------------------------------------------------------------------------------------------------------------
                                                                            MULTI-STATE INSURED TAX FREE FUND
                                                              ---------------------------------------------------------
                                                                         PENNSYLVANIA                      VIRGINIA
                                                              ---------------------------   ---------------------------
                                                                 1/1/05 to      1/1/04 to      1/1/05 to      1/1/04 to
                                                                   6/30/05       12/31/04        6/30/05       12/31/04
-----------------------------------------------------------------------------------------------------------------------
Increase (Decrease) in Net Assets From Operations
  Net investment income                                       $    942,050   $  1,885,568   $    704,519   $  1,670,534
  Net realized gain (loss) on investments
    and swap agreements                                            665,966       (239,114)       232,592       (166,527)
  Net unrealized depreciation of investments
    and swap agreements                                           (641,404)      (565,122)      (173,486)      (469,991)
                                                              ------------   ------------   ------------   ------------
    Net increase in net assets resulting from operations           966,612      1,081,332        763,625      1,034,016
                                                              ------------   ------------   ------------   ------------
Distributions to Shareholders
  Net investment income - Class A                                 (896,081)    (1,773,253)      (687,677)    (1,596,737)
  Net investment income - Class B                                  (53,526)      (113,727)       (39,159)       (88,681)
  Net realized gains - Class A                                          --             --             --        (11,293)
  Net realized gains - Class B                                          --             --             --           (754)
                                                              ------------   ------------   ------------   ------------
    Total distributions                                           (949,607)    (1,886,980)      (726,836)    (1,697,465)
                                                              ------------   ------------   ------------   ------------
Share Transactions *
  Class A:
    Proceeds from shares sold                                    2,076,934      5,427,673      1,053,178      3,541,235
    Reinvestment of distributions                                  549,487      1,068,162        415,121        821,567
    Cost of shares redeemed                                     (3,040,196)    (4,940,784)    (4,973,083)    (9,556,243)
                                                              ------------   ------------   ------------   ------------
                                                                  (413,775)     1,555,051     (3,504,784)    (5,193,441)
                                                              ------------   ------------   ------------   ------------
  Class B:
    Proceeds from shares sold                                      197,238        440,041         60,296        169,007
    Reinvestment of distributions                                   34,380         71,681         31,825         66,124
    Cost of shares redeemed                                       (221,851)      (527,938)      (161,418)      (654,101)
                                                              ------------   ------------   ------------   ------------
                                                                     9,767        (16,216)       (69,297)      (418,970)
                                                              ------------   ------------   ------------   ------------
    Net increase (decrease) from share transactions               (404,008)     1,538,835     (3,574,081)    (5,612,411)
                                                              ------------   ------------   ------------   ------------
    Net increase (decrease) in net assets                         (387,003)       733,187     (3,537,292)    (6,275,860)

Net Assets
  Beginning of period                                           49,421,922     48,688,735     38,333,097     44,608,957
                                                              ------------   ------------   ------------   ------------
  End of period+                                              $ 49,034,919   $ 49,421,922   $ 34,795,805   $ 38,333,097
                                                              ============   ============   ============   ============

+Includes undistributed net investment income of              $     26,374   $     33,931   $     17,480   $     39,797
                                                              ============   ============   ============   ============

*Shares Issued and Redeemed
  Class A:
    Sold                                                           156,437        408,428         79,023        265,085
    Issued for distributions reinvested                             41,357         80,182         31,172         61,717
    Redeemed                                                      (229,191)      (371,966)      (371,774)      (720,475)
                                                              ------------   ------------   ------------   ------------
    Net increase (decrease) in Class A shares outstanding          (31,397)       116,644       (261,579)      (393,673)
                                                              ============   ============   ============   ============
  Class B:
    Sold                                                            14,843         32,574          4,525         12,760
    Issued for distributions reinvested                              2,589          5,386          2,398          4,983
    Redeemed                                                       (16,693)       (39,867)       (12,181)       (49,305)
                                                              ------------   ------------   ------------   ------------
    Net increase (decrease) in Class B shares outstanding              739         (1,907)        (5,258)       (31,562)
                                                              ============   ============   ============   ============

See notes to financial statements


Notes to Financial Statements
June 30, 2005


1. Significant Accounting Policies--First Investors Tax-Exempt Money Market Fund, Inc. ("Tax-Exempt Money Market Fund"), First Investors Insured Intermediate Tax Exempt Fund ("Insured Intermediate Fund"), a series of First Investors Series Fund ("Series Fund"), First Investors Insured Tax Exempt Fund, Inc. ("Insured Tax Exempt Fund"), First Investors Insured Tax Exempt Fund II ("Insured Tax Exempt II Fund"), a series of Executive Investors Trust, First Investors New York Insured Tax Free Fund, Inc. ("New York Insured Fund") and the Arizona, California, Colorado, Connecticut, Florida, Georgia, Maryland, Massachusetts, Michigan, Minnesota, Missouri, New Jersey, North Carolina, Ohio, Oregon, Pennsylvania and Virginia Funds, each a series of First Investors Multi-State Insured Tax Free Fund ("Multi-State Insured Fund"), (collectively, the "Funds"), are registered under the Investment Company Act of 1940 ("the 1940 Act") as diversified, open-end management investment companies. Each Fund accounts separately for its assets, liabilities and operations. Series Fund offers four additional series which are not included in this report. The investment objective of each Fund is as follows:

Tax-Exempt Money Market Fund seeks to earn a high rate of current income that is exempt from federal income tax, including the Alternative Minimum Tax ("AMT"), consistent with the preservation of capital and maintenance of liquidity.

Insured Intermediate Fund seeks a high level of interest income that is exempt from federal income tax and is not a tax preference item for purposes of the AMT.

Insured Tax Exempt Fund seeks a high level of interest income that is exempt from federal income tax and is not a tax preference item for purposes of the AMT.

Insured Tax Exempt II Fund seeks a high level of interest income that is exempt from federal income tax and is not a tax preference item for purposes of the AMT.

New York Insured Fund and Multi-State Insured Fund seek a high level of interest income that is exempt from both federal and state income tax for individual residents of a particular state and is not a tax preference item for purposes of the AMT.

A. Security Valuation--The Tax-Exempt Money Market Fund values its portfolio securities in accordance with the amortized cost method of valuation under Rule 2a-7 of the 1940 Act. Amortized cost is an approximation of the market value of an instrument, whereby the difference between its acquisition cost and the market value at maturity is amortized on a straight-line basis over the remaining life of the instrument. The effect of changes in the market value of a security as a result of fluctuating interest rates is not taken into account and thus the amortized cost method of valuation may result in the value of a security being higher or lower than its actual market value.

The municipal securities in which the other Funds invest are traded primarily in the over-the-counter market. Such securities are valued daily based upon valuations provided by a pricing service approved by the applicable Fund's Board of Directors/Trustees (the "Board"). The pricing service considers security type, rating, market condition and yield data, as well as market quotations and prices provided by market makers. The swap agreements held by the Funds, other than the Tax-Exempt Money Market Fund, are valued by a pricing service. The pricing service determines prices by calculating the market rate or new par swap rate. The difference between the original fixed rate and the new par swap rate is the basis for calculating the swap's value. If prices are not available or determined to be unreliable, the securities will be valued at fair value as determined in good faith pursuant to procedures adopted by the Board. "When-issued securities" are reflected in the assets of the Funds as of the date the securities are purchased.

Under normal circumstances, each of the Funds, other than the Tax-Exempt Money Market Fund, invests at least 80% of its assets in municipal bonds and municipal securities that are insured as to payment of principal and interest under insurance policies written by independent insurance companies. When an issuer has not provided insurance, the Fund will obtain insurance from AMBAC Indemnity Corporation. The Funds may retain any insured municipal bond which is in default in the payment of principal or interest until the default has been cured, or the principal and interest outstanding are paid by an insurer or the issuer of any letter of credit or other guarantee supporting such municipal bond. In such case, it is the Funds' policy to value the defaulted bond daily based upon the value of a comparable bond which is not in default. In selecting a comparable bond, the Funds will consider security type, rating, market condition and yield.

B. Federal Income Taxes--It is the policy of the Funds to continue to qualify as regulated investment companies, which can distribute tax exempt dividends, by complying with the provisions available to regulated investment companies, as defined in the Internal Revenue Code. The Funds make distributions of income and net realized capital gains (in excess of any available capital loss carryovers) sufficient to relieve them from all, or substantially all, federal income taxes.

June 30, 2005


At December 31, 2004, capital loss carryovers were as follows:

                                                  Year Capital Loss Carryovers Expire
                                        ------------------------------------------------------
Fund                             Total          2007          2008          2011          2012
----                      ------------  ------------  ------------  ------------  ------------
                                                                       >
Insured Intermediate        $   42,499        $   --          $ --       $    --    $   42,499
Insured Tax Exempt           1,146,042            --            --            --     1,146,042
New York Insured             2,045,952            --            --            --     2,045,952
Colorado                         3,477            --            --         3,477            --
Connecticut                      9,581            --            --            --         9,581
Georgia                         45,798            --            --            --        45,798
Maryland                       188,230            --            --            --       188,230
Massachusetts                  280,495            --            --            --       280,495
Minnesota                      155,389         6,201           619        38,460       110,109
Missouri                        61,817            --            --            --        61,817
New Jersey                     480,751            --            --            --       480,751
North Carolina                  28,263            --            --            --        28,263
Ohio                            69,895            --            --         8,285        61,610
Oregon                         192,296         1,814            --        37,884       152,598
Pennsylvania                   239,114            --            --            --       239,114
Virginia                       178,307            --            --            --       178,307

C. Distributions to Shareholders--The Tax-Exempt Money Market Fund declares distributions daily and pays distributions monthly. Distributions are declared from the total of net investment income plus or minus all realized short-term gains and losses on investments. Dividends from net investment income of the other Funds are declared daily and paid monthly, and distributions from net realized capital gains, if any, are generally declared and paid annually. Income dividends and capital gain distributions are determined in accordance with income tax regulations which may differ from accounting principles generally accepted in the United States of America. These differences are primarily due to differing treatments for capital loss carryforwards, deferral of wash sales and post-October losses.

D. Expense Allocation/Class Allocation--Direct expenses attributable to a Fund are charged to and paid from the assets of that Fund. General expenses of Multi-State Insured Fund and Series Fund are allocated among and charged to the assets of each Fund in the series on a fair and equitable basis, which may be based on the relative assets of each Fund or the nature of the services performed and relative applicability to each Fund.

E. Security Transactions and Investment Income--Security transactions are accounted for on the date the securities are purchased or sold. Cost is determined, and gains and losses are based, on the amortized cost basis for the Tax-Exempt

Money Market Fund and on the identified cost basis for the other Funds for both financial statement and federal income tax purposes. Interest income is earned from settlement date and recorded on the accrual basis. Premiums and discounts on securities are amortized using the interest method. Estimated expenses are accrued daily. For the six months ended June 30, 2005, The Bank of New York, custodian for the Funds, has provided credits in the amount of $45,927 against custodian charges based on the uninvested cash balances of the Funds. The Funds also reduced expenses through brokerage service arrangements. For the six months ended June 30, 2005, the Funds' expenses were reduced by $6,531 under these arrangements.

F. Derivatives--The Funds, other than the Tax-Exempt Money Market Fund, may invest in derivatives such as inverse floating rate securities ("inverse floaters") and interest rate swap agreements ("swaps") for the purpose of managing their exposure to interest rate risk. Inverse floaters are securities on which the rate of interest varies inversely with interest rates on other securities or the value of an index. For example, an inverse floater may pay interest at a rate that increases as a specified interest rate index decreases but decreases as that index increases. The secondary market for inverse floaters may be limited and they may be illiquid. The market values of such securities generally are more volatile than the market values of ordinary fixed rate obligations. The interest rates on inverse floaters may be significantly reduced, even to zero, if interest rates rise. Interest rate swap transactions are agreements between two parties to exchange interest payments on a designated amount of two different securities for a designated period of time. For example, two parties may agree to exchange interest payments on variable and fixed rate instruments. The Funds may enter into interest rate swap transactions to preserve a return or spread on a particular investment or portion of its bond portfolio. Swaps are marked-to-market daily based on valuations provided by a pricing service and changes in value, if any, are recorded as unrealized appreciation or depreciation in the Statements of Operations. Gains or losses are realized upon early termination of the swap agreements. Risks may exceed the amounts shown in the Statements of Assets and Liabilities. These risks include failure of the counterparty to perform under the contract's terms and the possible lack of liquidity with respect to the swap agreements. The swap agreements open as of June 30, 2005, are presented following each Fund's Portfolio of Investments.

G. Use of Estimates--The preparation of the financial statements in conformity with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of revenue and expense during the reporting period. Actual results could differ from those estimates.

June 30, 2005


2. Capital--Tax-Exempt Money Market Fund sells two classes of shares, Class A and Class B, each without an initial sales charge. Class B shares may only be acquired through an exchange of Class B shares from another First Investors eligible Fund or through the reinvestment of dividends on Class B shares and are generally subject to a contingent deferred sales charge at the rate of 4% in the first year and declining to 0% over a six-year period, which is payable to First Investors Corporation as underwriter of the Fund. Each of the other Funds also sells two classes of shares, Class A and Class B, each with a public offering price that reflects different sales charges and expense levels. Class A shares are sold with an initial sales charge of up to 5.75% of the amount invested and together with the Class B shares are subject to distribution plan fees as described in Note
5. Class B shares are sold without an initial sales charge, but are generally subject to a contingent deferred sales charge which declines in steps from 4% to 0% over a six-year period. Class B shares automatically convert into Class A shares after eight years. Realized and unrealized gains or losses, investment income and expenses (other than distribution plan fees) are allocated daily to each class of shares based upon the relative proportion of net assets of each class. Of the 1,000,000,000 $.01 par value shares originally authorized, Tax-Exempt Money Market Fund has designated 500,000,000 shares as Class A and 500,000,000 shares as Class B. Of the 500,000,000 $1.00 par value shares originally authorized, Insured Tax Exempt Fund has designated 300,000,000 shares as Class A and 200,000,000 shares as Class B. Of the 1,000,000,000 $.01 par value shares originally authorized, New York Insured Fund has designated 500,000,000 shares as Class A and 500,000,000 shares as Class B. Executive Investors Trust, Multi-State Insured Fund and Series Fund have established an unlimited number of no par value shares of beneficial interest for both Class A and Class B shares.

3. Concentration of Credit Risk-- The Funds invest in debt instruments of municipal issuers whose ability to meet their obligations may be affected by economic developments in a state, industry or region.

4. Security Transactions--For the six months ended June 30, 2005, purchases and sales of municipal securities, other than short-term municipal notes and swap agreements, were as follows:

                                   Cost of          Proceeds
Fund                             Purchases        from Sales
----                          ------------      ------------
Insured Intermediate          $ 63,959,984      $ 68,207,234
Insured Tax Exempt             118,771,659       133,478,263
Insured Tax Exempt II           74,268,880        61,892,756
New York Insured                35,370,091        35,068,397
Arizona                            785,700         2,865,716
California                       3,607,680         3,362,857
Colorado                           517,285           100,000
Connecticut                      5,895,260         6,243,089
Florida                          1,319,025         4,117,585
Georgia                          1,989,704         1,250,028
Maryland                         3,959,082         4,721,204
Massachusetts                    5,241,960         7,503,609
Michigan                         3,074,237         5,478,281
Minnesota                        2,643,667         2,705,277
Missouri                         5,468,855         2,324,317
New Jersey                      19,372,837        16,471,802
North Carolina                   2,182,978         2,581,221
Ohio                             2,851,480         2,738,684
Oregon                           8,583,123         7,820,035
Pennsylvania                    13,481,630        13,190,129
Virginia                         2,487,243         5,959,133

June 30, 2005


At June 30, 2005, aggregate cost and net unrealized appreciation of securities, excluding swap agreements, for federal income tax purposes were as follows:


                                             Gross         Gross           Net
                           Aggregate    Unrealized    Unrealized    Unrealized
Fund                            Cost  Appreciation  Depreciation  Appreciation
----                    ------------  ------------  ------------  ------------
Insured Intermediate    $ 64,171,591   $ 1,245,522            --   $ 1,245,522
Insured Tax Exempt       716,849,862    90,084,903            --    90,084,903
Insured Tax Exempt II    112,616,702     5,309,060            --     5,309,060
New York Insured         172,060,173    15,577,717            --    15,577,717
Arizona                   16,553,882     1,294,727            --     1,294,727
California                26,609,352     2,499,210            --     2,499,210
Colorado                  10,028,400       781,464            --       781,464
Connecticut               34,136,244     2,257,399            --     2,257,399
Florida                   33,874,510     2,682,109            --     2,682,109
Georgia                   11,606,517       895,914            --       895,914
Maryland                  29,265,654     2,248,514            --     2,248,514
Massachusetts             24,248,064     2,214,048            --     2,214,048
Michigan                  33,081,260     3,138,450            --     3,138,450
Minnesota                 14,055,231     1,002,239            --     1,002,239
Missouri                  13,265,821       789,148            --       789,148
New Jersey                65,427,314     5,063,282            --     5,063,282
North Carolina            23,825,985     1,587,418            --     1,587,418
Ohio                      23,741,505     2,084,479            --     2,084,479
Oregon                    28,160,436     1,726,676            --     1,726,676
Pennsylvania              44,802,157     3,560,227            --     3,560,227
Virginia                  31,614,864     2,662,797            --     2,662,797


5. Advisory Fee and Other Transactions With Affiliates--Certain officers and directors/trustees of the Funds are officers and directors of the Funds' investment adviser, First Investors Management Company, Inc. ("FIMCO"), their underwriter, First Investors Corporation ("FIC") and /or their transfer agent, Administrative Data Management Corp. ("ADM"). Directors/trustees of the Funds who are not "interested persons" of the Funds as defined in the 1940 Act are remunerated by the Funds. For the six months ended June 30, 2005, total directors/trustees fees accrued by the Funds amounted to $32,015.

The Investment Advisory Agreements provide as compensation to FIMCO for each Fund, other than the Tax-Exempt Money Market Fund, Insured
Intermediate Fund and Insured Tax Exempt II Fund, an annual fee, payable monthly, at the rate of .75% on the first $250 million of the average daily net assets of each Fund, declining by

..03% on each $250 million thereafter, down to .66% on average daily net assets over $750 million. The annual fee for the Tax-Exempt Money Market Fund and Insured Intermediate Fund is payable monthly, at the rate of .50% and .60%, respectively, of each Fund's average daily net assets. The annual fee for Insured Tax Exempt II Fund is payable monthly, at the rate of 1% on the first $200 million of the average daily net assets of the Fund, .75% on the next $300 million, declining by .03% on each $250 million thereafter, down to .66% on average daily net assets over $1 billion.

For the six months ended June 30, 2005, FIMCO has voluntarily waived advisory fees in excess of .60% for Insured Tax Exempt Fund and New York Insured Fund. In addition, FIMCO has voluntarily waived advisory fees to limit each of the other Fund's overall expense ratio on Class A and Class B shares as follows: .70% on Class A and 1.45% on Class B for Tax-Exempt Money Market; .95% on Class A and 1.70% on Class B for Insured Intermediate and New Jersey; 1.00% on Class A and 1.75% on Class B for Insured Tax Exempt II; .75% on Class A and 1.50% on Class B for Arizona, North Carolina and Ohio; .85% on Class A and 1.60% on Class B for California, Connecticut, Maryland, Massachusetts and Oregon; .60% on Class A and 1.35% on Class B for Colorado, Georgia, Minnesota and Missouri; and .90% on Class A and 1.65% on Class B for Florida, Michigan, Pennsylvania and Virginia. For the six months ended June 30, 2005, advisory fees accrued to FIMCO by the Funds were $6,224,596 of which $1,783,253 was waived as noted above.

For the six months ended June 30, 2005, FIC, as underwriter, received $1,047,220 in commissions from the sale of shares of the Funds after allowing $282,979 to other dealers. Shareholder servicing costs included $446,303 in transfer agent fees accrued to ADM.

Pursuant to Distribution Plans adopted under Rule 12b-1 of the 1940 Act, each Fund, other than the Tax-Exempt Money Market Fund, is authorized to pay FIC a fee up to .30% of the average daily net assets of the Class A shares on an annual basis, payable monthly. Each Fund, including the Tax-Exempt Money Market Fund, is authorized to pay FIC a fee up to 1% of the average daily net assets of the Class B shares on an annual basis, payable monthly. The fee consists of a distribution fee and a service fee. The service fee is paid for the ongoing servicing of clients who are shareholders of that Fund. For the six months ended June 30, 2005, the fees paid under the distribution plans, other than the Tax-Exempt Money Market Fund, were limited to .27% on Class A and 1.00% on Class B for the Insured Tax Exempt Fund and .25% on Class A and 1.00% on Class B for each of the remaining Funds. The distribution fees paid by Tax-Exempt Money Market Fund were limited to .75% on Class B shares. For the six months ended June 30, 2005, total distribution plan fees accrued to FIC by the Funds amounted to $2,505,139.


Financial Highlights
FIRST INVESTORS

The following table sets forth the per share operating data for a share outstanding, total return, ratios to average net assets and other supplemental data for each period indicated.

---------------------------------------------------------------------------------------------------------------------------
                                              P E R  S H A R E  D A T A
             --------------------------------------------------------------------------------------------------------------
                                       Income from                Less Distributions
                                  Investment Operations                  from
                         -------------------------------------  ----------------------
              Net Asset               Net Realized
                 Value,         Net and Unrealized  Total from         Net         Net
              Beginning  Investment Gain (Loss) on  Investment  Investment    Realized          Total
              of Period      Income    Investments  Operations      Income        Gain  Distributions
---------------------------------------------------------------------------------------------------------------------------
TAX-EXEMPT MONEY MARKET FUND
----------------------------
Class A
-------
2000            $ 1.00       $.034             --      $ .034       $.034          --           .034
2001              1.00        .022             --        .022        .022          --           .022
2002              1.00        .008             --        .008        .008          --           .008
2003              1.00        .003             --        .003        .003          --           .003
2004              1.00        .001             --        .001        .001          --           .001
2005(a)           1.00        .007             --        .007        .007          --           .007

Class B
-------
2000              1.00        .026             --        .026        .026          --           .026
2001              1.00        .014             --        .014        .014          --           .014
2002              1.00        .001             --        .001        .001          --           .001
2003              1.00          --             --          --          --          --             --
2004              1.00          --             --          --          --          --             --
2005(a)           1.00        .003             --        .003        .003          --           .003

---------------------------------------------------------------------------------------------------------------------------
INSURED INTERMEDIATE TAX EXEMPT FUND
------------------------------------
Class A
-------
2000            $ 5.81       $.254         $ .319      $ .573       $.252       $.031          $.283
2001              6.10        .243           .049        .292        .245        .137           .382
2002              6.01        .208           .543        .751        .208        .103           .311
2003              6.45        .150           .092        .242        .149        .043           .192
2004              6.50        .134          (.052)       .082        .132          --           .132
2005(a)           6.45        .079          (.007)       .072        .072          --           .072

Class B
-------
2000              5.82        .208           .315        .523        .202        .031           .233
2001              6.11        .195           .050        .245        .198        .137           .335
2002              6.02        .159           .544        .703        .160        .103           .263
2003              6.46        .101           .093        .194        .101        .043           .144
2004              6.51        .086          (.052)       .034        .084          --           .084
2005(a)           6.46        .056          (.008)       .048         .048         --           .048

---------------------------------------------------------------------------------------------------------------------------
INSURED TAX EXEMPT FUND
-----------------------
Class A
-------
2000            $ 9.71       $.468         $ .656      $1.124       $.504        $ --          $.504
2001             10.33        .460          (.099)       .361        .470        .071           .541
2002             10.15        .446           .560       1.006        .452        .244           .696
2003             10.46        .425           .037        .462        .422        .080           .502
2004             10.42        .418          (.169)       .249        .419          --           .419
2005(a)          10.25        .207          (.003)       .204        .204          --           .204

Class B
-------
2000              9.71        .395           .657       1.052        .432          --           .432
2001             10.33        .385          (.106)       .279        .398        .071           .469
2002             10.14        .370           .564        .934        .380        .244           .624
2003             10.45        .344           .036        .380        .350        .080           .430
2004             10.40        .336          (.159)       .177        .347          --           .347
2005(a)          10.23        .167           .001        .168        .168          --           .168

---------------------------------------------------------------------------------------------------------------------------




---------------------------------------------------------------------------------------------------------------------------
                                                        R A T I O S / S U P P L E M E N T A L  D A T A
-----------------------------------    ------------------------------------------------------------------------------------
                                                                                          Ratio to Average Net
                                                                  Ratio to Average Net   Assets Before Expenses
                                                                        Assets**            Waived or Assumed
                          Net Asset                               --------------------   ----------------------
                             Value,                  Net Assets                    Net                       Net  Portfolio
                             End of      Total    End of Period             Investment                Investment   Turnover
                             Period    Return*     (in millions)   Expenses     Income    Expenses  Income (Loss)    Rate
---------------------------------------------------------------------------------------------------------------------------
TAX-EXEMPT MONEY MARKET FUND
----------------------------
Class A
-------
2000                         $ 1.00      3.43%         $ 17,553         .80%      3.38%        1.09%        3.09%        --
2001                           1.00      2.17            20,185         .80       2.10          .88         2.02         --
2002                           1.00       .81            18,409         .80        .81          .92          .69         --
2003                           1.00       .34            16,902         .75        .35         1.11         (.01)        --
2004                           1.00       .51            13,985         .70        .49         1.24         (.05)        --
2005(a)                        1.00       .70            13,819         .70+      1.40+        1.35+         .75+        --

Class B
-------
2000                           1.00      2.66               140        1.55       2.63         1.84         2.34         --
2001                           1.00      1.41                30        1.55       1.35         1.63         1.27         --
2002                           1.00       .12                64        1.48        .13         1.60          .01         --
2003                           1.00        --                64        1.10         --         1.46         (.36)        --
2004                           1.00        --                23        1.19         --         1.73         (.54)        --
2005(a)                        1.00       .34                 1        1.45+       .65+        2.10+          --+        --

---------------------------------------------------------------------------------------------------------------------------
INSURED INTERMEDIATE TAX EXEMPT FUND
------------------------------------
Class A
-------
2000                         $ 6.10     10.11%         $  9,070         .67%      4.32%        1.11%        3.88%        76%
2001                           6.01      4.82            11,298         .75       3.90         1.05         3.60        134
2002                           6.45     12.67            29,560         .75       3.27         1.14         2.88        168
2003                           6.50      3.79            57,103         .85       2.28         1.09         2.04         77
2004                           6.45      1.28            59,520         .95       2.08         1.05         1.98        102
2005(a)                        6.45      1.13            53,581         .95+      2.47+        1.06+        2.36+        98

Class B
-------
2000                           6.11      9.16             1,506        1.50       3.49         1.81         3.18         76
2001                           6.02      4.02             2,674        1.50       3.15         1.80         2.85        134
2002                           6.46     11.80             7,907        1.50       2.52         1.89         2.13        168
2003                           6.51      3.02            12,680        1.60       1.53         1.84         1.29         77
2004                           6.46       .53            11,125        1.70       1.33         1.80         1.23        102
2005(a)                        6.46       .75            10,181        1.70+      1.72+        1.81+        1.61+        98

---------------------------------------------------------------------------------------------------------------------------
INSURED TAX EXEMPT FUND
-----------------------
Class A
-------
2000                         $10.33     11.93%         $945,502        1.09%      4.69%        1.12%        4.66%        27%
2001                          10.15      3.51           901,699        1.05       4.43         1.10         4.38         32
2002                          10.46     10.10           915,763        1.03       4.26         1.10         4.19         29
2003                          10.42      4.50           882,285        1.02       4.06         1.11         3.97         25
2004                          10.25      2.47           824,507        1.01       4.08         1.15         3.94         27
2005(a)                       10.25      2.01           805,513        1.00+      4.08+        1.12+        3.96+        15

Class B
-------
2000                          10.33     11.12             4,368        1.82       3.96         1.85         3.93         27
2001                          10.14      2.70             5,260        1.78       3.70         1.83         3.65         32
2002                          10.45      9.36             5,553        1.76       3.53         1.83         3.46         29
2003                          10.40      3.70             4,576        1.75       3.33         1.84         3.24         25
2004                          10.23      1.76             3,588        1.74       3.35         1.88         3.21         27
2005(a)                       10.23      1.66             3,311        1.73+      3.35+        1.85+        3.23+        15

---------------------------------------------------------------------------------------------------------------------------



Financial Highlights (continued)
FIRST INVESTORS

---------------------------------------------------------------------------------------------------------------------------
                                              P E R  S H A R E  D A T A
             --------------------------------------------------------------------------------------------------------------
                                       Income from                Less Distributions
                                  Investment Operations                  from
                         -------------------------------------  ----------------------
              Net Asset               Net Realized
                 Value,         Net and Unrealized  Total from         Net         Net
              Beginning  Investment Gain (Loss) on  Investment  Investment    Realized          Total
              of Period      Income    Investments  Operations      Income        Gain  Distributions
---------------------------------------------------------------------------------------------------------------------------
INSURED TAX EXEMPT II FUND ++
--------------------------
Class A
-------
2000            $13.61       $.668         $1.120      $1.788       $.681       $.417         $1.098
2001             14.30        .591           .175        .766        .593        .143           .736
2002             14.33        .549          1.191       1.740        .548        .252           .800
2003             15.27        .526           .231        .757        .527        .090           .617
2004             15.41        .535           .123        .658        .531        .117           .648
2005(a)          15.42        .260           .219        .479        .259          --           .259

Class B
-------
2000+++          14.61        .021           .109        .130        .023        .417           .440
2001             14.30        .487           .169        .656        .483        .143           .626
2002             14.33        .439          1.187       1.626        .444        .252           .696
2003             15.26        .412           .230        .642        .412        .090           .502
2004             15.40        .419           .129        .548        .411        .117           .528
2005(a)          15.42        .203           .216        .419        .199          --           .199

---------------------------------------------------------------------------------------------------------------------------
NEW YORK INSURED TAX FREE FUND
------------------------------
Class A
-------
2000            $13.66       $.646        $ 1.000      $1.646       $.696       $  --          $.696
2001             14.61        .622          (.164)       .458        .628          --           .628
2002             14.44        .614           .869       1.483        .610        .413          1.023
2003             14.90        .596           .042        .638        .585        .123           .708
2004             14.83        .570          (.219)       .351        .581          --           .581
2005(a)          14.60        .271           .015        .286        .276          --           .276

Class B
-------
2000             13.66        .557           .994       1.551        .601          --           .601
2001             14.61        .511          (.159)       .352        .522          --           .522
2002             14.44        .500           .865       1.365        .502        .413           .915
2003             14.89        .485           .035        .520        .477        .123           .600
2004             14.81        .460          (.217)       .243        .473          --           .473
2005(a)          14.58        .216           .016        .232        .222          --           .222

---------------------------------------------------------------------------------------------------------------------------
MULTI-STATE INSURED TAX FREE FUND
---------------------------------
ARIZONA FUND
------------
Class A
-------
2000            $12.71       $.644         $ .698      $1.342       $.692       $  --           .692
2001             13.36        .616          (.012)       .604        .614          --           .614
2002             13.35        .574           .752       1.326        .571        .125           .696
2003             13.98        .552           .101        .653        .556        .087           .643
2004             13.99        .552          (.074)       .478        .550        .048           .598
2005(a)          13.87        .277          (.041)       .236        .276          --           .276

Class B
-------
2000             12.71        .541           .690       1.231        .591          --           .591
2001             13.35        .514          (.009)       .505        .515          --           .515
2002             13.34        .470           .758       1.228        .463        .125           .588
2003             13.98        .445           .100        .545        .448        .087           .535
2004             13.99        .449          (.079)       .370        .442        .048           .490
2005(a)          13.87        .226          (.032)       .194        .224          --           .224

---------------------------------------------------------------------------------------------------------------------------




---------------------------------------------------------------------------------------------------------------------------
                                                        R A T I O S / S U P P L E M E N T A L  D A T A
-----------------------------------    ------------------------------------------------------------------------------------
                                                                                          Ratio to Average Net
                                                                  Ratio to Average Net   Assets Before Expenses
                                                                        Assets**            Waived or Assumed
                          Net Asset                               --------------------   ----------------------
                             Value,                  Net Assets                    Net                       Net  Portfolio
                             End of      Total    End of Period             Investment                Investment   Turnover
                             Period    Return*     (in millions)   Expenses     Income    Expenses        Income       Rate
---------------------------------------------------------------------------------------------------------------------------
INSURED TAX EXEMPT II FUND ++
--------------------------
Class A
-------
2000                         $14.30     13.50%         $ 15,966         .80%      4.78%        1.78%        3.80%       167%
2001                          14.33      5.43            29,851        1.00       4.03         1.52         3.51        190
2002                          15.27     12.34            64,728        1.00       3.67         1.47         3.20        147
2003                          15.41      5.04            80,300        1.00       3.43         1.48         2.95        120
2004                          15.42      4.36            83,555        1.00       3.47         1.46         3.01        115
2005(a)                       15.64      3.13            97,649        1.00+      3.41+        1.46+        2.95+        60

Class B
-------
2000+++                       14.30       .89                52        1.31+      4.18+        2.84+        2.65+       167
2001                          14.33      4.63             3,019        1.75       3.28         2.27         2.76        190
2002                          15.26     11.49            12,771        1.75       2.92         2.22         2.45        147
2003                          15.40      4.26            17,392        1.75       2.68         2.23         2.20        120
2004                          15.42      3.62            16,439        1.75       2.72         2.21         2.26        115
2005(a)                       15.64      2.73            16,473        1.75+      2.66+        2.21+        2.20+        60

---------------------------------------------------------------------------------------------------------------------------
NEW YORK INSURED TAX FREE FUND
------------------------------
Class A
-------
2000                         $14.61     12.41%         $167,877        1.06%      4.62%        1.20%        4.48%        20%
2001                          14.44      3.14           171,962        1.01       4.22         1.16         4.07         48
2002                          14.90     10.45           186,992         .99       4.11         1.14         3.96         70
2003                          14.83      4.37           184,944         .99       3.99         1.14         3.84         21
2004                          14.60      2.44           177,975         .98       3.88         1.13         3.73         30
2005(a)                       14.61      1.98           175,069         .98+      3.76+        1.13+        3.61+        19

Class B
-------
2000                          14.61     11.65             4,509        1.76       3.92         1.90         3.78         20
2001                          14.44      2.40             6,981        1.74       3.49         1.89         3.34         48
2002                          14.89      9.59            10,293        1.74       3.36         1.89         3.21         70
2003                          14.81      3.55             8,583        1.74       3.24         1.89         3.09         21
2004                          14.58      1.69             7,613        1.73       3.13         1.88         2.98         30
2005(a)                       14.59      1.60             7,410        1.73+      3.01+        1.88+        2.86+        19

---------------------------------------------------------------------------------------------------------------------------
MULTI-STATE INSURED TAX FREE FUND
---------------------------------
ARIZONA FUND
------------
Class A
-------
2000                         $13.36     10.89%         $ 14,785         .60%      5.01%        1.12%        4.49%        42%
2001                          13.35      4.56            16,652         .65       4.55         1.20         4.00         36
2002                          13.98     10.12            20,148         .75       4.19         1.17         3.77         28
2003                          13.99      4.77            21,709         .75       3.95         1.20         3.50         43
2004                          13.87      3.51            17,911         .75       3.96         1.18         3.53         15
2005(a)                       13.83      1.72            15,723         .75+      4.06+        1.21+        3.60+         4

Class B
-------
2000                          13.35      9.94               823        1.40       4.21         1.92         3.69         42
2001                          13.34      3.80             1,485        1.40       3.80         1.95         3.25         36
2002                          13.98      9.34             2,111        1.50       3.44         1.92         3.02         28
2003                          13.99      3.96             3,121        1.50       3.20         1.95         2.75         43
2004                          13.87      2.71             2,523        1.50       3.21         1.93         2.78         15
2005(a)                       13.84      1.42             2,493        1.50+      3.31+        1.96+        2.85+         4

---------------------------------------------------------------------------------------------------------------------------



Financial Highlights (continued)
FIRST INVESTORS

---------------------------------------------------------------------------------------------------------------------------
                                              P E R  S H A R E  D A T A
             --------------------------------------------------------------------------------------------------------------
                                       Income from                Less Distributions
                                  Investment Operations                  from
                         -------------------------------------  ----------------------
              Net Asset               Net Realized
                 Value,         Net and Unrealized  Total from         Net         Net
              Beginning  Investment Gain (Loss) on  Investment  Investment    Realized          Total
              of Period      Income    Investments  Operations      Income        Gain  Distributions
---------------------------------------------------------------------------------------------------------------------------
CALIFORNIA FUND
---------------
Class A
-------
2000            $11.28       $.571         $ .916      $1.487       $.600       $.157          $.757
2001             12.01        .544          (.095)       .449        .571        .028           .599
2002             11.86        .507           .719       1.226        .505        .111           .616
2003             12.47        .481           .063        .544        .479        .025           .504
2004             12.51        .480           .002        .482        .472          --           .472
2005(a)          12.52        .239           .051        .290        .240          --           .240

Class B
-------
2000             11.27        .469           .933       1.402        .505        .157           .662
2001             12.01        .456          (.097)       .359        .481        .028           .509
2002             11.86        .413           .717       1.130        .409        .111           .520
2003             12.47        .387           .061        .448        .383        .025           .408
2004             12.51        .388          (.002)       .386        .376          --           .376
2005(a)          12.52        .193           .049        .242        .192          --           .192

---------------------------------------------------------------------------------------------------------------------------
COLORADO FUND
-------------
Class A
-------
2000            $12.24       $.640         $ .752      $1.392       $.642        $ --          $.642
2001             12.99        .619           .055        .674        .620        .014           .634
2002             13.03        .575           .801       1.376        .574        .082           .656
2003             13.75        .560           .126        .686        .556          --           .556
2004             13.88        .564          (.089)       .475        .555          --           .555
2005(a)          13.80        .281           .001        .282        .282          --           .282

Class B
-------
2000             12.24        .546           .740       1.286        .546          --           .546
2001             12.98        .544           .071        .615        .551        .014           .565
2002             13.03        .471           .797       1.268        .476        .082           .558
2003             13.74        .456           .122        .578        .448          --           .448
2004             13.87        .466          (.089)       .377        .447          --           .447
2005(a)          13.80        .230          (.002)       .228        .228          --           .228

---------------------------------------------------------------------------------------------------------------------------
CONNECTICUT FUND
----------------
Class A
-------
2000            $12.49       $.615         $ .653      $1.268       $.648        $ --          $.648
2001             13.11        .604          (.051)       .553        .593          --           .593
2002             13.07        .564           .701       1.265        .577        .138           .715
2003             13.62        .536           .023        .559        .534        .115           .649
2004             13.53        .533          (.037)       .496        .526          --           .526
2005(a)          13.50        .261           .027        .288        .268          --           .268

Class B
-------
2000             12.49        .515           .652       1.167        .547          --           .547
2001             13.11        .505          (.059)       .446        .496          --           .496
2002             13.06        .460           .709       1.169        .481        .138           .619
2003             13.61        .434           .021        .455        .430        .115           .545
2004             13.52        .434          (.034)       .400        .430          --           .430
2005(a)          13.49        .211           .019        .230        .220          --           .220

---------------------------------------------------------------------------------------------------------------------------




---------------------------------------------------------------------------------------------------------------------------
                                                        R A T I O S / S U P P L E M E N T A L  D A T A
-----------------------------------    ------------------------------------------------------------------------------------
                                                                                          Ratio to Average Net
                                                                  Ratio to Average Net   Assets Before Expenses
                                                                        Assets**            Waived or Assumed
                          Net Asset                               --------------------   ----------------------
                             Value,                  Net Assets                    Net                       Net  Portfolio
                             End of      Total    End of Period             Investment                Investment   Turnover
                             Period    Return*     (in millions)   Expenses     Income    Expenses        Income       Rate
---------------------------------------------------------------------------------------------------------------------------
CALIFORNIA FUND
---------------
Class A
-------
2000                         $12.01     13.56%          $14,765         .70%      4.94%        1.08%        4.56%        50%
2001                          11.86      3.78            17,449         .65       4.52         1.14         4.03         36
2002                          12.47     10.53            23,240         .75       4.14         1.16         3.73         51
2003                          12.51      4.45            26,977         .75       3.87         1.20         3.42         81
2004                          12.52      3.96            25,873         .85       3.86         1.16         3.55         30
2005(a)                       12.57      2.34            26,425         .85+      3.84+        1.17+        3.52+        12

Class B
-------
2000                          12.01     12.74               692        1.50       4.14         1.88         3.76         50
2001                          11.86      3.01             1,046        1.40       3.77         1.89         3.28         36
2002                          12.47      9.67             2,523        1.50       3.39         1.91         2.98         51
2003                          12.51      3.65             3,511        1.50       3.12         1.95         2.67         81
2004                          12.52      3.15             3,046        1.60       3.11         1.91         2.80         30
2005(a)                       12.57      1.95             3,052        1.60+      3.09+        1.92+        2.77+        12

---------------------------------------------------------------------------------------------------------------------------
COLORADO FUND
-------------
Class A
-------
2000                         $12.99     11.71%          $ 5,139         .50%      5.14%        1.29%        4.35%        46%
2001                          13.03      5.24             7,268         .50       4.70         1.15         4.05         61
2002                          13.75     10.76            10,027         .60       4.28         1.27         3.61         32
2003                          13.88      5.09            11,956         .60       4.07         1.29         3.38         46
2004                          13.80      3.51             9,705         .60       4.06         1.25         3.41          7
2005(a)                       13.80      2.07             9,938         .60+      4.10+        1.27+        3.43+         1

Class B
-------
2000                          12.98     10.78               297        1.30       4.34         2.09         3.55         46
2001                          13.03      4.56               419        1.25       3.95         1.90         3.30         61
2002                          13.74      9.89             1,337        1.35       3.53         2.02         2.86         32
2003                          13.87      4.28             1,678        1.35       3.32         2.04         2.63         46
2004                          13.80      2.78             1,146        1.35       3.31         2.00         2.66          7
2005(a)                       13.80      1.67             1,142        1.35+      3.35+        2.02+        2.68+         1

---------------------------------------------------------------------------------------------------------------------------
CONNECTICUT FUND
----------------
Class A
-------
2000                         $13.11     10.45%          $19,952         .80%      5.40%        1.14%        5.06%        18%
2001                          13.07      4.26            22,552         .80       4.57         1.19         4.18         33
2002                          13.62      9.86            29,865         .80       4.20         1.20         3.80         52
2003                          13.53      4.19            31,234         .85       3.94         1.20         3.59         25
2004                          13.50      3.76            32,130         .85       3.97         1.18         3.64         45
2005(a)                       13.52      2.16            32,391         .85+      3.91+        1.19+        3.57+        16

Class B
-------
2000                          13.11      9.58             3,539        1.60       4.60         1.94         4.26         18
2001                          13.06      3.43             3,689        1.55       3.82         1.94         3.43         33
2002                          13.61      9.09             6,048        1.55       3.45         1.95         3.05         52
2003                          13.52      3.40             5,959        1.60       3.19         1.95         2.84         25
2004                          13.49      3.02             4,975        1.60       3.22         1.93         2.89         45
2005(a)                       13.50      1.72             4,801        1.60+      3.16+        1.94+        2.82+        16

---------------------------------------------------------------------------------------------------------------------------



Financial Highlights (continued)
FIRST INVESTORS

---------------------------------------------------------------------------------------------------------------------------
                                              P E R  S H A R E  D A T A
             --------------------------------------------------------------------------------------------------------------
                                       Income from                Less Distributions
                                  Investment Operations                  from
                         -------------------------------------  ----------------------
              Net Asset               Net Realized
                 Value,         Net and Unrealized  Total from         Net         Net
              Beginning  Investment Gain (Loss) on  Investment  Investment    Realized          Total
              of Period      Income    Investments  Operations      Income        Gain  Distributions
---------------------------------------------------------------------------------------------------------------------------
FLORIDA FUND
------------
Class A
-------
2000            $12.73       $.621        $  .812      $1.433       $.672       $.111          $.783
2001             13.38        .592          (.028)       .564        .598        .146           .744
2002             13.20        .563           .796       1.359        .558        .171           .729
2003             13.83        .531           .038        .569        .527        .062           .589
2004             13.81        .523          (.068)       .455        .517        .038           .555
2005(a)          13.71        .264          (.010)       .254        .264          --           .264

Class B
-------
2000             12.74        .516           .808       1.324        .573        .111           .684
2001             13.38        .491          (.035)       .456        .500        .146           .646
2002             13.19        .462           .801       1.263        .452        .171           .623
2003             13.83        .429           .032        .461        .419        .062           .481
2004             13.81        .421          (.064)       .357        .409        .038           .447
2005(a)          13.72        .214          (.011)       .203        .213          --           .213

---------------------------------------------------------------------------------------------------------------------------
GEORGIA FUND
------------
Class A
-------
2000            $12.24       $.632        $  .988      $1.620       $.630        $ --          $.630
2001             13.23        .619          (.027)       .592        .622          --           .622
2002             13.20        .581           .823       1.404        .579        .165           .744
2003             13.86        .562           .109        .671        .557        .114           .671
2004             13.86        .547          (.119)       .428        .548          --           .548
2005(a)          13.74        .270           .044        .314        .274          --           .274

Class B
-------
2000             12.23        .524           .999       1.523        .533          --           .533
2001             13.22        .519          (.033)       .486        .526          --           .526
2002             13.18        .477           .820       1.297        .472        .165           .637
2003             13.84        .460           .103        .563        .449        .114           .563
2004             13.84        .447          (.117)       .330        .440          --           .440
2005(a)          13.73        .219           .042        .261        .221          --           .221

---------------------------------------------------------------------------------------------------------------------------
MARYLAND FUND
-------------
Class A
-------
2000            $12.63       $.626         $ .854      $1.480       $.630        $ --          $.630
2001             13.48        .605          (.077)       .528        .608          --           .608
2002             13.40        .558           .773       1.331        .556        .035           .591
2003             14.14        .526           .094        .620        .525        .025           .550
2004             14.21        .538          (.194)       .344        .524          --           .524
2005(a)          14.03        .263           .031        .294        .264          --           .264

Class B
-------
2000             12.63        .522           .856       1.378        .528          --           .528
2001             13.48        .504          (.080)       .424        .504          --           .504
2002             13.40        .454           .769       1.223        .448        .035           .483
2003             14.14        .420           .102        .522        .417        .025           .442
2004             14.22        .436          (.200)       .236        .416          --           .416
2005(a)          14.04        .212           .028        .240        .210          --           .210

---------------------------------------------------------------------------------------------------------------------------




---------------------------------------------------------------------------------------------------------------------------
                                                        R A T I O S / S U P P L E M E N T A L  D A T A
-----------------------------------    ------------------------------------------------------------------------------------
                                                                                          Ratio to Average Net
                                                                  Ratio to Average Net   Assets Before Expenses
                                                                        Assets**            Waived or Assumed
                          Net Asset                               --------------------   ----------------------
                             Value,                  Net Assets                    Net                       Net  Portfolio
                             End of      Total    End of Period             Investment                Investment   Turnover
                             Period    Return*     (in millions)   Expenses     Income    Expenses        Income       Rate
---------------------------------------------------------------------------------------------------------------------------
FLORIDA FUND
------------
Class A
-------
2000                         $13.38     11.61%          $25,823         .80%       4.81%       1.12%       4.49%         59%
2001                          13.20      4.25            28,990         .80        4.38        1.17        4.01          73
2002                          13.83     10.48            34,524         .85        4.13        1.18        3.80          42
2003                          13.81      4.19            37,426         .85        3.84        1.17        3.52          37
2004                          13.71      3.38            36,477         .90        3.81        1.16        3.55          20
2005(a)                       13.70      1.87            33,947         .90+       3.90+       1.20+       3.60+          4

Class B
-------
2000                          13.38     10.67               923        1.60        4.01        1.92        3.69          59
2001                          13.19      3.42             1,356        1.55        3.63        1.92        3.26          73
2002                          13.83      9.72             2,354        1.60        3.38        1.93        3.05          42
2003                          13.81      3.38             3,354        1.60        3.09        1.92        2.77          37
2004                          13.72      2.64             3,232        1.65        3.06        1.91        2.80          20
2005(a)                       13.71      1.49             2,982        1.65+       3.15+       1.95+       2.85+          4

---------------------------------------------------------------------------------------------------------------------------
GEORGIA FUND
------------
Class A
-------
2000                         $13.23     13.61%          $ 6,278         .50%       5.03%       1.10%       4.43%         40%
2001                          13.20      4.52             7,429         .50        4.64        1.13        4.01          37
2002                          13.86     10.84             8,324         .60        4.20        1.25        3.55          36
2003                          13.86      4.94             9,633         .60        4.05        1.26        3.39          20
2004                          13.74      3.18            10,815         .60        4.00        1.24        3.36          32
2005(a)                       13.78      2.31            11,455         .60+       3.97+       1.25+       3.32+         10

Class B
-------
2000                          13.22     12.76               566        1.30        4.23        1.90        3.63          40
2001                          13.18      3.70               729        1.25        3.89        1.88        3.26          37
2002                          13.84     10.00             1,531        1.35        3.45        2.00        2.80          36
2003                          13.84      4.13             1,564        1.35        3.30        2.01        2.64          20
2004                          13.73      2.45             1,295        1.35        3.25        1.99        2.61          32
2005(a)                       13.77      1.92             1,284        1.35+       3.22+       2.00+       2.57+         10

---------------------------------------------------------------------------------------------------------------------------
MARYLAND FUND
-------------
Class A
-------
2000                         $13.48     12.05%          $14,580         .60%       4.86%       1.14%       4.32%         35%
2001                          13.40      3.95            17,758         .65        4.46        1.17        3.94          33
2002                          14.14     10.10            28,204         .75        4.04        1.17        3.62          35
2003                          14.21      4.47            26,934         .85        3.71        1.18        3.38          27
2004                          14.03      2.48            27,107         .85        3.83        1.18        3.50          15
2005(a)                       14.06      2.11            26,989         .85+       3.79+       1.19+       3.45+         13

Class B
-------
2000                          13.48     11.17             3,328        1.40        4.06        1.94        3.52          35
2001                          13.40      3.16             4,474        1.40        3.71        1.92        3.19          33
2002                          14.14      9.25             6,148        1.50        3.29        1.92        2.87          35
2003                          14.22      3.75             6,033        1.60        2.96        1.93        2.63          27
2004                          14.04      1.70             5,180        1.60        3.08        1.93        2.75          15
2005(a)                       14.07      1.72             4,989        1.60+       3.04+       1.94+       2.70+         13

---------------------------------------------------------------------------------------------------------------------------



Financial Highlights (continued)
FIRST INVESTORS

---------------------------------------------------------------------------------------------------------------------------
                                              P E R  S H A R E  D A T A
             --------------------------------------------------------------------------------------------------------------
                                       Income from                Less Distributions
                                  Investment Operations                  from
                         -------------------------------------  ----------------------
              Net Asset               Net Realized
                 Value,         Net and Unrealized  Total from         Net         Net
              Beginning  Investment Gain (Loss) on  Investment  Investment    Realized          Total
              of Period      Income    Investments  Operations      Income        Gain  Distributions
---------------------------------------------------------------------------------------------------------------------------
MASSACHUSETTS FUND
------------------
Class A
-------
2000            $11.17       $.559         $ .721      $1.280       $.600       $  --          $.600
2001             11.85        .538          (.050)       .488        .540        .028           .568
2002             11.77        .512           .674       1.186        .513        .143           .656
2003             12.30        .484           .103        .587        .482        .165           .647
2004             12.24        .465          (.139)       .326        .466          --           .466
2005(a)          12.10        .231           .047        .278        .228          --           .228

Class B
-------
2000             11.17        .466           .723       1.189        .509          --           .509
2001             11.85        .445          (.055)       .390        .452        .028           .480
2002             11.76        .421           .679       1.100        .417        .143           .560
2003             12.30        .392           .099        .491        .386        .165           .551
2004             12.24        .375          (.135)       .240        .370          --           .370
2005(a)          12.11        .189           .043        .232        .182          --           .182

---------------------------------------------------------------------------------------------------------------------------
MICHIGAN FUND
-------------
Class A
-------
2000            $12.16       $.612         $ .683      $1.295       $.606       $.119          $.725
2001             12.73        .581          (.090)       .491        .595        .006           .601
2002             12.62        .563           .668       1.231        .551        .270           .821
2003             13.03        .535           .061        .596        .541        .055           .596
2004             13.03        .523          (.240)       .283        .526        .007           .533
2005(a)          12.78        .261          (.003)       .258        .248          --           .248

Class B
-------
2000             12.16        .509           .681       1.190        .511        .119           .630
2001             12.72        .487          (.092)       .395        .499        .006           .505
2002             12.61        .464           .661       1.125        .455        .270           .725
2003             13.01        .437           .063        .500        .445        .055           .500
2004             13.01        .425          (.238)       .187        .430        .007           .437
2005(a)          12.76        .213          (.003)       .210        .200          --           .200

---------------------------------------------------------------------------------------------------------------------------
MINNESOTA FUND
--------------
Class A
-------
2000            $10.98       $.581         $ .600      $1.181       $.591          --          $.591
2001             11.57        .555          (.045)       .510        .560          --           .560
2002             11.52        .520           .561       1.081        .521          --           .521
2003             12.08        .499           .083        .582        .492          --           .492
2004             12.17        .496          (.091)       .405        .495          --           .495
2005(a)          12.08        .244          (.012)       .232        .252          --           .252

Class B
-------
2000             10.98        .492           .604       1.096        .506          --           .506
2001             11.57        .471          (.045)       .426        .476          --           .476
2002             11.52        .433           .554        .987        .427          --           .427
2003             12.08        .407           .089        .496        .396          --           .396
2004             12.18        .408          (.089)       .319        .399          --           .399
2005(a)          12.10        .209          (.022)       .187        .207          --           .207

---------------------------------------------------------------------------------------------------------------------------




---------------------------------------------------------------------------------------------------------------------------
                                                        R A T I O S / S U P P L E M E N T A L  D A T A
-----------------------------------    ------------------------------------------------------------------------------------
                                                                                          Ratio to Average Net
                                                                  Ratio to Average Net   Assets Before Expenses
                                                                        Assets**            Waived or Assumed
                          Net Asset                               --------------------   ----------------------
                             Value,                  Net Assets                    Net                       Net  Portfolio
                             End of      Total    End of Period             Investment                Investment   Turnover
                             Period    Return*     (in millions)   Expenses     Income    Expenses        Income       Rate
---------------------------------------------------------------------------------------------------------------------------
MASSACHUSETTS FUND
------------------
Class A
-------
2000                         $11.85     11.83%          $22,674         .80%       4.95%       1.16%       4.59%         38%
2001                          11.77      4.15            24,626         .80        4.50        1.18        4.12          45
2002                          12.30     10.26            25,687         .80        4.21        1.18        3.83          21
2003                          12.24      4.86            25,819         .85        3.93        1.19        3.59          21
2004                          12.10      2.74            25,329         .85        3.85        1.19        3.51          29
2005(a)                       12.15      2.32            23,512         .85+       3.85+       1.21+       3.49+         19

Class B
-------
2000                          11.85     10.95             1,530        1.60        4.15        1.96        3.79          38
2001                          11.76      3.30             2,771        1.55        3.75        1.93        3.37          45
2002                          12.30      9.49             3,855        1.55        3.46        1.93        3.08          21
2003                          12.24      4.05             3,876        1.60        3.18        1.94        2.84          21
2004                          12.11      2.01             3,623        1.60        3.10        1.94        2.76          29
2005(a)                       12.16      1.93             3,161        1.60+       3.10+       1.96+       2.74+         19

---------------------------------------------------------------------------------------------------------------------------
MICHIGAN FUND
-------------
Class A
-------
2000                         $12.73     10.96%          $36,367         .87%       4.94%       1.12%       4.69%         23%
2001                          12.62      3.89            38,797         .86        2.49        1.16        2.19          22
2002                          13.03      9.93            41,992         .92        4.33        1.17        4.08          27
2003                          13.03      4.66            41,585         .94        4.11        1.19        3.86          29
2004                          12.78      2.25            35,869         .90        4.07        1.19        3.78          23
2005(a)                       12.79      2.04            34,155         .90+       4.12+       1.19+       3.83+          8

Class B
-------
2000                          12.72     10.03             1,088        1.67        4.14        1.92        3.89          23
2001                          12.61      3.12             1,448        1.61        1.74        1.91        1.44          22
2002                          13.01      9.05             1,758        1.67        3.58        1.92        3.33          27
2003                          13.01      3.91             1,686        1.69        3.36        1.94        3.11          29
2004                          12.76      1.48             2,302        1.65        3.32        1.94        3.03          23
2005(a)                       12.77      1.66             2,319        1.65+       3.37+       1.94+       3.08+          8

---------------------------------------------------------------------------------------------------------------------------
MINNESOTA FUND
--------------
Class A
-------
2000                         $11.57     11.08%          $ 8,606         .50%       5.21%       1.15%       4.56%         32%
2001                          11.52      4.47            10,321         .50        4.77        1.15        4.12          27
2002                          12.08      9.57            12,259         .60        4.40        1.26        3.74          28
2003                          12.17      4.91            13,848         .60        4.14        1.30        3.44          32
2004                          12.08      3.42            14,287         .60        4.12        1.24        3.48          18
2005(a)                       12.06      1.95            14,588         .60+       4.09+       1.25+       3.44+         17

Class B
-------
2000                          11.57     10.24                96        1.30        4.41        1.95        3.76          32
2001                          11.52      3.72               234        1.25        4.02        1.90        3.37          27
2002                          12.08      8.71               821        1.35        3.65        2.01        2.99          28
2003                          12.18      4.17             1,194        1.35        3.39        2.05        2.69          32
2004                          12.10      2.68             1,122        1.35        3.37        1.99        2.73          18
2005(a)                       12.08      1.56               777        1.35+       3.34+       2.00+       2.69+         17

---------------------------------------------------------------------------------------------------------------------------



Financial Highlights (continued)
FIRST INVESTORS

---------------------------------------------------------------------------------------------------------------------------
                                              P E R  S H A R E  D A T A
             --------------------------------------------------------------------------------------------------------------
                                       Income from                Less Distributions
                                  Investment Operations                  from
                         -------------------------------------  ----------------------
              Net Asset               Net Realized
                 Value,         Net and Unrealized  Total from         Net         Net
              Beginning  Investment Gain (Loss) on  Investment  Investment    Realized          Total
              of Period      Income    Investments  Operations      Income        Gain  Distributions
---------------------------------------------------------------------------------------------------------------------------
MISSOURI FUND
-------------
Class A
-------
2000            $12.09       $.618         $ .814      $1.432       $.642        $ --          $.642
2001             12.88        .604          (.073)       .531        .601          --           .601
2002             12.81        .559           .844       1.403        .563          --           .563
2003             13.65        .541           .185        .726        .534        .012           .546
2004             13.83        .558          (.056)       .502        .552          --           .552
2005(a)          13.78        .269           .071        .340        .280          --           .280

Class B
-------
2000             12.10        .520           .812       1.332        .552          --           .552
2001             12.88        .503          (.068)       .435        .505          --           .505
2002             12.81        .460           .847       1.307        .467          --           .467
2003             13.65        .438           .180        .618        .426        .012           .438
2004             13.83        .454          (.050)       .404        .444          --           .444
2005(a)          13.79        .221           .055        .276        .226          --           .226

---------------------------------------------------------------------------------------------------------------------------
NEW JERSEY FUND
---------------
Class A
-------
2000            $12.45       $.609         $ .650      $1.259       $.629       $  --          $.629
2001             13.08        .588          (.061)       .527        .610        .037           .647
2002             12.96        .543           .694       1.237        .553        .264           .817
2003             13.38        .524           .038        .562        .526        .116           .642
2004             13.30        .518          (.184)       .334        .514          --           .514
2005(a)          13.12        .253           .005        .258        .258          --           .258

Class B
-------
2000             12.43        .504           .649       1.153        .533          --           .533
2001             13.05        .491          (.060)       .431        .514        .037           .551
2002             12.93        .445           .686       1.131        .457        .264           .721
2003             13.34        .424           .046        .470        .424        .116           .540
2004             13.27        .418          (.192)       .226        .406          --           .406
2005(a)          13.09        .203           .011        .214        .204          --           .204

---------------------------------------------------------------------------------------------------------------------------
NORTH CAROLINA FUND
-------------------
Class A
-------
2000            $12.01       $.595         $ .859      $1.454       $.604        $ --          $.604
2001             12.86        .583          (.082)       .501        .581          --           .581
2002             12.78        .541           .788       1.329        .539          --           .539
2003             13.57        .536           .145        .681        .537        .084           .621
2004             13.63        .530          (.108)       .422        .522          --           .522
2005(a)          13.53        .263           .041        .304        .264          --           .264

Class B
-------
2000             12.01        .497           .867       1.364        .504          --           .504
2001             12.87        .486          (.083)       .403        .483          --           .483
2002             12.79        .442           .791       1.233        .443          --           .443
2003             13.58        .434           .141        .575        .441        .084           .525
2004             13.63        .429          (.103)       .326        .426          --           .426
2005(a)          13.53        .213           .043        .256        .216          --           .216

---------------------------------------------------------------------------------------------------------------------------




---------------------------------------------------------------------------------------------------------------------------
                                                        R A T I O S / S U P P L E M E N T A L  D A T A
-----------------------------------    ------------------------------------------------------------------------------------
                                                                                          Ratio to Average Net
                                                                  Ratio to Average Net   Assets Before Expenses
                                                                        Assets**            Waived or Assumed
                          Net Asset                               --------------------   ----------------------
                             Value,                  Net Assets                    Net                       Net  Portfolio
                             End of      Total    End of Period             Investment                Investment   Turnover
                             Period    Return*     (in millions)   Expenses     Income    Expenses        Income       Rate
---------------------------------------------------------------------------------------------------------------------------
MISSOURI FUND
-------------
Class A
-------
2000                         $12.88     12.21%          $ 3,344         .50%       5.04%       1.39%       4.15%         35%
2001                          12.81      4.17             4,585         .50        4.65        1.16        3.99          29
2002                          13.65     11.16             6,656         .60        4.22        1.31        3.51          45
2003                          13.83      5.43             8,158         .60        3.95        1.35        3.20          22
2004                          13.78      3.73             7,839         .60        4.07        1.28        3.39           7
2005(a)                       13.84      2.49            11,150         .60+       3.96+       1.25+       3.31+         19

Class B
-------
2000                          12.88     11.30               251        1.30        4.24        2.19        3.35          35
2001                          12.81      3.40               719        1.25        3.90        1.91        3.24          29
2002                          13.65     10.36             2,096        1.35        3.47        2.06        2.76          45
2003                          13.83      4.60             3,108        1.35        3.20        2.10        2.45          22
2004                          13.79      2.99             3,274        1.35        3.32        2.03        2.64           7
2005(a)                       13.84      2.02             3,184        1.35+       3.21+       2.00+       2.56+         19

---------------------------------------------------------------------------------------------------------------------------
NEW JERSEY FUND
---------------
Class A
-------
2000                         $13.08     10.41%          $54,051         .97%       4.80%       1.12%       4.65%         41%
2001                          12.96      4.06            60,321         .96        4.47        1.16        4.27          37
2002                          13.38      9.72            65,130         .96        4.06        1.16        3.86          51
2003                          13.30      4.28            63,407         .96        3.90        1.16        3.70          34
2004                          13.12      2.59            63,235         .95        3.95        1.15        3.75          28
2005(a)                       13.12      1.99            62,379         .95+       3.89+       1.15+       3.69+         24

Class B
-------
2000                          13.05      9.51             3,799        1.77        4.00        1.92        3.85          41
2001                          12.93      3.32             4,706        1.71        3.72        1.91        3.52          37
2002                          13.34      8.88             6,171        1.71        3.31        1.91        3.11          51
2003                          13.27      3.59             7,067        1.71        3.15        1.91        2.95          34
2004                          13.09      1.75             6,514        1.70        3.20        1.90        3.00          28
2005(a)                       13.10      1.65             6,303        1.70+       3.14+       1.90+       2.94+         24

---------------------------------------------------------------------------------------------------------------------------
NORTH CAROLINA FUND
-------------------
Class A
-------
2000                         $12.86     12.45%          $10,723         .50%       4.86%       1.13%       4.23%         42%
2001                          12.78      3.94            13,316         .65        4.50        1.20        3.95          51
2002                          13.57     10.58            18,479         .75        4.10        1.23        3.62          13
2003                          13.63      5.11            19,592         .75        3.94        1.25        3.44          22
2004                          13.53      3.18            21,430         .75        3.94        1.20        3.49          59
2005(a)                       13.57      2.27            21,566         .75+       3.91+       1.21+       3.45+          9

Class B
-------
2000                          12.87     11.63             1,566        1.30        4.06        1.93        3.43          42
2001                          12.79      3.15             1,839        1.40        3.75        1.95        3.20          51
2002                          13.58      9.78             3,750        1.50        3.35        1.98        2.87          13
2003                          13.63      4.30             4,586        1.50        3.19        2.00        2.69          22
2004                          13.53      2.45             4,375        1.50        3.19        1.95        2.74          59
2005(a)                       13.57      1.91             4,613        1.50+       3.16+       1.96+       2.70+          9
---------------------------------------------------------------------------------------------------------------------------



Financial Highlights (continued)
FIRST INVESTORS

---------------------------------------------------------------------------------------------------------------------------
                                              P E R  S H A R E  D A T A
             --------------------------------------------------------------------------------------------------------------
                                       Income from                Less Distributions
                                  Investment Operations                  from
                         -------------------------------------  ----------------------
              Net Asset               Net Realized
                 Value,         Net and Unrealized  Total from         Net         Net
              Beginning  Investment Gain (Loss) on  Investment  Investment    Realized          Total
              of Period      Income    Investments  Operations      Income        Gain  Distributions
---------------------------------------------------------------------------------------------------------------------------
OHIO FUND
---------
Class A
-------
2000            $11.88       $.594         $ .710      $1.304       $.636       $.088          $.724
2001             12.46        .567          (.067)       .500        .575        .105           .680
2002             12.28        .534           .768       1.302        .531        .191           .722
2003             12.86        .520           .087        .607        .517          --           .517
2004             12.95        .517          (.187)       .330        .510          --           .510
2005(a)          12.77        .258          (.010)       .248        .258          --           .258

Class B
-------
2000             11.88        .495           .723       1.218        .540        .088           .628
2001             12.47        .477          (.073)       .404        .479        .105           .584
2002             12.29        .441           .765       1.206        .435        .191           .626
2003             12.87        .425           .086        .511        .421          --           .421
2004             12.96        .422          (.198)       .224        .414          --           .414
2005(a)          12.77        .211          (.001)       .210        .210          --           .210

---------------------------------------------------------------------------------------------------------------------------
OREGON FUND
-----------
Class A
-------
2000            $11.95       $.593         $ .689      $1.282       $.602          --          $.602
2001             12.63        .573          (.067)       .506        .566          --           .566
2002             12.57        .533           .707       1.240        .540          --           .540
2003             13.27        .524           .078        .602        .522          --           .522
2004             13.35        .513          (.152)       .361        .511          --           .511
2005(a)          13.20        .246           .040        .286        .246          --           .246

Class B
-------
2000             11.93        .497           .688       1.185        .505          --           .505
2001             12.61        .477          (.057)       .420        .470          --           .470
2002             12.56        .434           .700       1.134        .444          --           .444
2003             13.25        .424           .092        .516        .426          --           .426
2004             13.34        .414          (.159)       .255        .415          --           .415
2005(a)          13.18        .197           .031        .228        .198          --           .198

---------------------------------------------------------------------------------------------------------------------------
PENNSYLVANIA FUND
-----------------
Class A
-------
2000            $12.36       $.615         $ .740      $1.355       $.631       $.114          $.745
2001             12.97        .577          (.002)       .575        .591        .074           .665
2002             12.88        .547           .810       1.357        .541        .126           .667
2003             13.57        .538           .016        .554        .534        .050           .584
2004             13.54        .527          (.219)       .308        .528          --           .528
2005(a)          13.32        .259           .012        .271        .261          --           .261

Class B
-------
2000             12.35        .529           .728       1.257        .533        .114           .647
2001             12.96        .473          (.004)       .469        .495        .074           .569
2002             12.86        .447           .814       1.261        .445        .126           .571
2003             13.55        .435           .024        .459        .429        .050           .479
2004             13.53        .427          (.227)       .200        .420          --           .420
2005(a)          13.31        .209           .008        .217        .207          --           .207

---------------------------------------------------------------------------------------------------------------------------




---------------------------------------------------------------------------------------------------------------------------
                                                        R A T I O S / S U P P L E M E N T A L  D A T A
-----------------------------------    ------------------------------------------------------------------------------------
                                                                                          Ratio to Average Net
                                                                  Ratio to Average Net   Assets Before Expenses
                                                                        Assets**            Waived or Assumed
                          Net Asset                               --------------------   ----------------------
                             Value,                  Net Assets                    Net                       Net  Portfolio
                             End of      Total    End of Period             Investment                Investment   Turnover
                             Period    Return*     (in millions)   Expenses     Income    Expenses        Income       Rate
---------------------------------------------------------------------------------------------------------------------------
OHIO FUND
---------
Class A
-------
2000                         $12.46     11.32%          $19,327         .80%       4.92%       1.15%       4.57%         35%
2001                          12.28      4.05            19,996         .80        4.51        1.18        4.13          40
2002                          12.86     10.79            22,751         .75        4.20        1.19        3.76          40
2003                          12.95      4.82            23,032         .75        4.02        1.20        3.57          32
2004                          12.77      2.63            22,010         .75        4.06        1.19        3.62          24
2005(a)                       12.76      1.97            22,372         .75+       4.10+       1.19+       3.66+         11

Class B
-------
2000                          12.47     10.53               972        1.60        4.12        1.95        3.77          35
2001                          12.29      3.26             1,444        1.55        3.76        1.93        3.38          40
2002                          12.87      9.95             2,595        1.50        3.45        1.94        3.01          40
2003                          12.96      4.04             4,304        1.50        3.27        1.95        2.82          32
2004                          12.77      1.78             3,658        1.50        3.31        1.94        2.87          24
2005(a)                       12.77      1.66             3,617        1.50+       3.35+       1.94+       2.91+         11

---------------------------------------------------------------------------------------------------------------------------
OREGON FUND
-----------
Class A
-------
2000                         $12.63     11.04%          $15,145         .60%       4.89%       1.22%       4.27%         37%
2001                          12.57      4.05            17,341         .65        4.50        1.20        3.95          37
2002                          13.27     10.04            22,578         .75        4.12        1.21        3.66          32
2003                          13.35      4.63            25,726         .75        3.94        1.22        3.47           4
2004                          13.20      2.78            26,631         .75        3.89        1.21        3.43          15
2005(a)                       13.24      2.19            27,654         .85+       3.77+       1.21+       3.41+         27

Class B
-------
2000                          12.61     10.18             1,226        1.40        4.09        2.02        3.47          37
2001                          12.56      3.35             1,584        1.40        3.75        1.95        3.20          37
2002                          13.25      9.16             3,155        1.50        3.37        1.96        2.91          32
2003                          13.34      3.96             3,040        1.50        3.19        1.97        2.72           4
2004                          13.18      1.96             2,695        1.50        3.14        1.96        2.68          15
2005(a)                       13.21      1.75             2,680        1.60+       3.02+       1.96+       2.66+         27

---------------------------------------------------------------------------------------------------------------------------
PENNSYLVANIA FUND
-----------------
Class A
-------
2000                         $12.97     11.29%          $37,012         .87%       4.88%       1.12%       4.63%         40%
2001                          12.88      4.47            39,649         .86        4.39        1.16        4.09          35
2002                          13.57     10.72            45,111         .91        4.10        1.16        3.85          23
2003                          13.54      4.17            45,155         .90        3.98        1.15        3.73          12
2004                          13.32      2.35            45,969         .90        3.95        1.16        3.69          24
2005(a)                       13.33      2.06            45,570         .90+       3.93+       1.18+       3.65+         27

Class B
-------
2000                          12.96     10.44             1,235        1.67        4.08        1.92        3.83          40
2001                          12.86      3.64             2,562        1.61        3.64        1.91        3.34          35
2002                          13.55      9.95             3,249        1.66        3.35        1.91        3.10          23
2003                          13.53      3.45             3,534        1.65        3.23        1.90        2.98          12
2004                          13.31      1.52             3,453        1.65        3.20        1.91        2.94          24
2005(a)                       13.32      1.65             3,465        1.65+       3.18+       1.93+       2.90+         27

---------------------------------------------------------------------------------------------------------------------------



Financial Highlights (continued)
FIRST INVESTORS

---------------------------------------------------------------------------------------------------------------------------
                                              P E R  S H A R E  D A T A
             --------------------------------------------------------------------------------------------------------------
                                       Income from                Less Distributions
                                  Investment Operations                  from
                         -------------------------------------  ----------------------
              Net Asset               Net Realized
                 Value,         Net and Unrealized  Total from         Net         Net
              Beginning  Investment Gain (Loss) on  Investment  Investment    Realized          Total
              of Period      Income    Investments  Operations      Income        Gain  Distributions
---------------------------------------------------------------------------------------------------------------------------
VIRGINIA FUND
-------------
Class A
-------
2000            $12.31       $.628         $ .745      $1.373       $.636       $.047          $.683
2001             13.00        .579          (.059)       .520        .598        .062           .660
2002             12.86        .543           .738       1.281        .536        .075           .611
2003             13.53        .550           .063        .613        .540        .083           .623
2004             13.52        .538          (.173)       .365        .541        .004           .545
2005(a)          13.34        .261           .017        .278        .268          --           .268

Class B
-------
2000             12.29        .538           .739       1.277        .540        .047           .587
2001             12.98        .472          (.048)       .424        .502        .062           .564
2002             12.84        .439           .726       1.165        .440        .075           .515
2003             13.49        .445           .072        .517        .444        .083           .527
2004             13.48        .436          (.177)       .259        .445        .004           .449
2005(a)          13.29        .209           .018        .227        .217          --           .217

---------------------------------------------------------------------------------------------------------------------------

  * Calculated without sales charges

 ** Net of expenses waived by the investment adviser (Note 5)

  + Annualized

 ++ Prior to December 18, 2000, known as Executive Investors Insured Tax
    Exempt Fund

+++ For the period December 18, 2000 (date Class B shares were first offered) to December 31, 2000

(a) For the period January 1, 2005 to June 30, 2005


See notes to financial statements.




---------------------------------------------------------------------------------------------------------------------------
                                                        R A T I O S / S U P P L E M E N T A L  D A T A
-----------------------------------    ------------------------------------------------------------------------------------
                                                                                          Ratio to Average Net
                                                                  Ratio to Average Net   Assets Before Expenses
                                                                        Assets**            Waived or Assumed
                          Net Asset                               --------------------   ----------------------
                             Value,                  Net Assets                    Net                       Net  Portfolio
                             End of      Total    End of Period             Investment                Investment   Turnover
                             Period    Return*     (in millions)   Expenses     Income    Expenses        Income       Rate
---------------------------------------------------------------------------------------------------------------------------
VIRGINIA FUND
-------------
Class A
-------
2000                         $13.00     11.46%          $23,606         .80%       5.01%       1.15%       4.66%         34%
2001                          12.86      4.04            32,580         .80        4.44        1.17        4.07          36
2002                          13.53     10.14            40,430         .85        4.10        1.17        3.78          43
2003                          13.52      4.62            41,758         .91        4.06        1.16        3.81          17
2004                          13.34      2.78            35,941         .90        4.02        1.17        3.75          23
2005(a)                       13.35      2.11            32,472         .90+       3.92+       1.19+       3.63+          7

Class B
-------
2000                          12.98     10.64               899        1.60        4.21        1.95        3.86          34
2001                          12.84      3.29             1,465        1.55        3.69        1.92        3.32          36
2002                          13.49      9.21             2,364        1.60        3.35        1.92        3.03          43
2003                          13.48      3.89             2,851        1.66        3.31        1.91        3.06          17
2004                          13.29      1.98             2,392        1.65        3.27        1.92        3.00          23
2005(a)                       13.30      1.72             2,323        1.65+       3.17+       1.94+       2.88+          7

---------------------------------------------------------------------------------------------------------------------------


Report of Independent Registered Public
Accounting Firm

To the Shareholders and Boards of Directors/Trustees of First Investors Tax-Exempt Money Market Fund, Inc.
First Investors Series Fund
First Investors Insured Tax Exempt Fund, Inc.
Executive Investors Trust
First Investors New York Insured Tax Free Fund, Inc.
and First Investors Multi-State Insured Tax Free Fund

We have audited the accompanying statements of assets and liabilities, including the portfolios of investments, of First Investors Tax-Exempt Money Market Fund, Inc., First Investors Insured Intermediate Tax Exempt Fund (a series of First Investors Series Fund), First Investors Insured Tax Exempt Fund, Inc., First Investors Insured Tax Exempt Fund II (a series of Executive Investors Trust), First Investors New York Insured Tax Free Fund, Inc. and the seventeen Funds comprising First Investors Multi-State Insured Tax Free Fund, as of June 30, 2005, the related statements of operations, the statements of changes in net assets, and the financial highlights for each of the periods indicated thereon. These financial statements and financial highlights are the responsibility of the Funds' management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.

We conducted our audits in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned as of June 30, 2005, by correspondence with the custodian and brokers. Where brokers have not replied to our confirmation request, we have carried out other appropriate auditing procedures. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of First Investors Tax-Exempt Money Market Fund, Inc., First Investors Insured Intermediate Tax Exempt Fund, First Investors Insured Tax Exempt Fund, Inc., First Investors Insured Tax Exempt Fund II, First Investors New York Insured Tax Free Fund, Inc. and the seventeen Funds comprising First Investors Multi-State Insured Tax Free Fund, as of June 30, 2005, and the results of their operations, changes in their net assets, and their financial highlights for the periods presented, in conformity with accounting principles generally accepted in the United States of America.

Tait, Weller & Baker LLP

Philadelphia, Pennsylvania
August 2, 2005

FIRST INVESTORS TAX EXEMPT FUNDS

Directors/Trustees
-----------------------
Robert M. Grohol

Kathryn S. Head

Rex R. Reed

Herbert Rubinstein

James M. Srygley

John T. Sullivan

Robert F. Wentworth


Officers
-----------------------
Kathryn S. Head
President

Clark D. Wagner
Vice President 1

Michael J. O'Keefe
Vice President 2

Larry R. Lavoie
Chief Compliance Officer

Joseph I. Benedek
Treasurer

Mark S. Spencer
Assistant Treasurer

Carol Lerner Brown
Assistant Secretary

-----------------------
1 All Funds except Tax-Exempt Money Market Fund
2 Tax-Exempt Money Market Fund only


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FIRST INVESTORS TAX EXEMPT FUNDS

Shareholder Information
-----------------------
Investment Adviser
First Investors Management Company, Inc.
95 Wall Street
New York, NY 10005

Underwriter
First Investors Corporation
95 Wall Street
New York, NY 10005

Custodian
The Bank of New York
One Wall Street
New York, NY 10286

Transfer Agent
Administrative Data Management Corp.
Raritan Plaza I - 8th Floor
Edison, NJ 08837-3620

Independent Registered Public Accounting Firm
Tait, Weller & Baker LLP
1818 Market Street
Philadelphia, PA 19103

Legal Counsel
Kirkpatrick & Lockhart
Nicholson Graham LLP
1800 Massachusetts Avenue, N.W.
Washington, DC 20036

The Tax-Exempt Money Market Fund is a money market fund and seeks to maintain a stable net asset value of $1.00 per share. However, there can be no assurance that the Fund will be able to do so or achieve its investment objective. An investment in the Fund is neither insured nor guaranteed by the Federal Deposit Insurance Corporation (FDIC) or any other government agency.

It is the Funds' practice to mail only one copy of their annual and semi-annual reports to all family members who reside in the same household. Additional copies of the reports will be mailed if requested by any shareholder in writing or by calling 800-423-4026. The Funds will ensure that separate reports are sent to any shareholder who subsequently changes his or her mailing address.

This report is authorized for distribution only to existing shareholders, and, if given to prospective shareholders, must be accompanied or preceded by the Funds' prospectus.

The Statement of Additional Information includes additional information about the Funds' directors/trustees and is available, without charge, upon request in writing or by calling 800-423-4026.

A description of the policies and procedures that the Funds use to vote proxies relating to a portfolio's securities is available, without charge, upon request by calling toll free 800-423-4026 or can be viewed online or downloaded from the EDGAR database on the Securities and Exchange Commission's ("SEC") internet website at http://www.sec.gov. In addition, information regarding how the Funds voted proxies relating to portfolio securities during the most recent 12-month period ended June 30, is available, without charge, upon request in writing or by calling 800-423-4026 and on the SEC's internet website at http://www.sec.gov.

The Funds file their complete schedule of portfolio holdings with the SEC on Form N-Q for the first and third quarters of each fiscal year. The Funds' Form N-Q is available on the SEC's website at http://www.sec.gov; and may also be reviewed and copied at the SEC's Public Reference Room in Washington, D.C. Information on the operation of the Public Reference Room may be obtained by calling 800-SEC-0330. The schedule of portfolio holdings is also available, without charge, upon request in writing or by calling 800-423-4026.


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NOTES


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Item 2.  Code of Ethics

		 Not applicable

Item 3.  Audit Committee Financial Expert

		 Not applicable

Item 4.  Principal Accountant Fees and Services

		 Not applicable

Item 5.  Audit Committee of Listed Registrants

		 Not applicable

Item 6.  Schedule of Investments

		 Schedule is included as part of the report to stockholders filed under Item 1 of this Form.

Item 7.  Disclosure of Proxy Voting Policies & Procedures for
         Closed-End Management Investment Companies

		 Not applicable

Item 8.  Portfolio Managers of Closed-End Management Investment Companies

		 Not applicalbe

Item 9.  Purchases of Equity Securities by Closed-End Management
	 Investment Companies and Affiliated Purchasers

 		 Not applicable

Item 10.  Submission of Matters to a Vote of Security Holders

There were no material changes to the procedure by which shareholders may recommend nominees to the Registrant's Board of Directors/Trustees.

Item 11. Controls and Procedures

(a)	The Registrant's Principal Executive Officer and Principal
Financial Officer have concluded that the Registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended) are effective, based on their evaluation of these disclosure controls and procedures as of a date within 90 days of the filing date of this report.

(b)	There were no significant changes in the Registrant's internal controls or in other factors that could significantly affect these controls subsequent to the date of their evaluation, including any corrective actions with regard to significant deficiencies and material weaknesses.

Item 12. Exhibits

(a)	Code of Ethics - Previously filed on the Registrant's Form N-CSR on
	September 8, 2004

(b)	Certifications pursuant to Section 302 of the Sarbanes-Oxley Act
	of 2002 - Filed herewith

(c)	Certifications pursuant to Section 906 of the Sarbanes-Oxley Act
	of 2002 - Filed herewith

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SIGNATURES

	Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

First Investors Tax-Exempt Money Market Fund, Inc.
First Investors Series Fund
First Investors Insured Tax Exempt Fund, Inc.
Executive Investors Trust
First Investors Multi-State Insured Tax Free Fund
First Investors New York Insured Tax Free Fund, Inc.
(Registrant)

By    /S/ KATHRYN S. HEAD
	  Kathryn S. Head
	  President and Principal Executive Officer

Date:  September 8, 2005


	Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.


First Investors Tax-Exempt Money Market Fund, Inc.
First Investors Series Fund
First Investors Insured Tax Exempt Fund, Inc.
Executive Investors Trust
First Investors Multi-State Insure Tax Free Fund
First Investors New York Insured Tax Free Fund, Inc.
(Registrant)

By    /S/ JOSEPH I. BENEDEK
	  Joseph I. Benedek
	  Treasurer and Principal Financial Officer

Date:  September 8, 2005